UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street,
Denver, Colorado 80206-4805
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Cara Owen 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: October 31, 2023

Item 1. Report to Shareholders. [INSERT]

ANNUAL REPORT
October 31, 2023
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small/Mid Cap Growth Alpha
ETF (JSMD) seeks investment results that generally
correspond, before fees and expenses, to the
performance of its underlying index, the Janus Henderson
Small/Mid Cap Growth Alpha Index.
PERFORMANCE OVERVIEW
U.S. small- and mid-cap equities declined over the twelve-month period ended October 31, 2023, as soaring inflation, rising interest rates, and fears of a recession led to market turbulence. Stocks rallied in the fourth quarter of 2022 on hopes that moderating inflation might allow the Federal Reserve (Fed) to slow interest rate hikes. This rally extended into the first half of 2023 despite periods of market volatility. Economic growth appeared resilient, as a strong job market supported consumer spending. However, there were signs of slowing in other areas of the economy, especially manufacturing and housing. Corporations also reduced earnings outlooks as they faced weaker demand as well as higher input, labor, and funding costs. The Fed continued to raise rates through the first seven months of 2023, though the pace of rate hikes moderated. The Fed left rates unchanged in September, but policymakers indicated that an extended period of higher rates might be needed to bring inflation under control.
These signals put upward pressure on long-term bond yields while adding to fears of a more pronounced economic slowdown. As a result, stocks suffered downward volatility in the third quarter, with declines extending through
October. Against this backdrop, the small- and mid-cap stocks in the index had negative returns for the twelve-
month period while underperforming the broader U.S. equity market.
The Janus Henderson Small/Mid-Cap Growth Alpha ETF returned 4.27% (based on NAV). Its benchmark, the Janus
Henderson Small/Mid-Cap Growth Alpha Index returned 4.57%. Its secondary benchmark, the Russell 2500™
Growth Index, returned -4.80%.
JSMD seeks investment results that generally correspond, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small- and mid-cap companies with some of the strongest fundamentals that the adviser believes can deliver sustainable growth in a variety of market environments.
The Fund uses a proprietary methodology that evaluates small/mid-cap stocks from a universe of 2,500, in three key areas: growth, profitability and capital efficiency. The process systematically identifies companies that may be poised for long-run sustainable growth.
Each stock is evaluated on fundamental factors to identify companies that can exhibit durable growth. Growth measures include revenue growth rate; profitability measures include operating profit and earnings per-share; and
capital efficiency measures include return on invested capital.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Dell Technologies, Inc.
Technology Hardware, Storage & Peripherals 3.5%
Jabil, Inc.
Electronic Equipment, Instruments & Components 3.3%
Shockwave Medical, Inc.
Health Care Equipment & Supplies 3.2%
Medpace Holdings, Inc.
Life Sciences Tools & Services 3.0%
Westlake Corp.
Chemicals 2.8%
15.8%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 32.1%
Industrial 19.6%
Technology 16.7%
Consumer, Cyclical 12.9%
Financial 8.8%
Basic Materials 4.5%
Energy 3.2%
Communications 1.4%
Utilities 0.8%
Investments Purchased with Cash Collateral from Securities
Lending 0.3%
Investment Company 0.1%
100.4%

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV 4.27% 6.52% 11.33%
Janus Henderson Small/Mid Cap Growth Alpha ETF - Market Price 4.25% 6.49% 11.34%
Janus Henderson Small/Mid Cap Growth Alpha Index 4.57% 6.86% 11.74%
Russell 2500
TM
Growth Index -4.80% 5.22% 9.62%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $984.50 $1.50 $1,000.00 $1,023.69 $1.53 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small/Mid Cap Growth
Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small/Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.1%
AerSale Corp.* 16,599 $ 253,799
Air Freight & Logistics - 0.3%
Hub Group, Inc. - Class A* 10,116 695,475
Radiant Logistics, Inc.* 15,573 91,258
786,733
Automobile Components - 0.4%
Fox Factory Holding Corp.* 3,680 299,810
LCI Industries 2,202 238,895
Patrick Industries, Inc. 1,940 145,791
Phinia, Inc. 4,125 106,755
XPEL, Inc.* 2,420 112,046
903,297
Automobiles - 0.2%
Thor Industries, Inc. 4,649 408,787
Winnebago Industries, Inc. 2,638 152,872
561,659
Banks - 4.9%
Amalgamated Financial Corp. 5,868 107,032
Bancorp, Inc. (The)* 10,339 368,585
Bank First Corp.
#
1,999 157,861
Bridgewater Bancshares, Inc.* 5,477 52,744
Business First Bancshares, Inc. 4,890 95,551
Byline Bancorp, Inc. 8,370 158,779
Capstar Financial Holdings, Inc. 4,057 61,585
Coastal Financial Corp.* 2,567 95,415
CrossFirst Bankshares, Inc.* 9,502 100,531
Customers Bancorp, Inc.* 5,974 240,215
Dime Community Bancshares, Inc. 7,546 138,771
East West Bancorp, Inc. 27,095 1,452,834
Enterprise Financial Services Corp. 7,135 248,084
Esquire Financial Holdings, Inc. 1,591 72,868
Fidelity D&D Bancorp, Inc.
#
1,115 49,952
First Bancorp 7,909 229,519
First Bank 4,935 54,581
First Citizens BancShares, Inc. - Class A 2,734 3,774,943
First Foundation, Inc. 11,060 50,213
Five Star Bancorp 3,356 65,341
Guaranty Bancshares, Inc. 2,269 64,735
Independent Bank Corp. 4,055 80,897
John Marshall Bancorp, Inc. 2,769 50,894
Metropolitan Bank Holding Corp.* 2,147 69,584
Midland States Bancorp, Inc. 4,210 91,862
Northeast Community Bancorp, Inc.
#
2,955 45,034
Norwood Financial Corp.
#
1,612 41,283
Old Second Bancorp, Inc. 8,622 116,914
Orange County Bancorp, Inc. 1,108 48,863
Origin Bancorp, Inc. 5,907 174,788
Parke Bancorp, Inc. 2,390 40,248
Pathward Financial, Inc. 5,008 226,812
Plumas Bancorp 1,167 39,853
Preferred Bank 2,877 171,383
Red River Bancshares, Inc. 1,396 64,886
ServisFirst Bancshares, Inc. 10,408 490,841

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Banks - (continued)
SmartFinancial, Inc. 3,303 $ 68,868
Southern States Bancshares, Inc. 1,746 40,542
Stock Yards Bancorp, Inc. 5,601 219,055
Summit Financial Group, Inc. 2,857 61,426
Triumph Financial, Inc.* 4,439 276,328
UMB Financial Corp. 9,224 578,529
United Community Banks, Inc. 22,607 499,389
Unity Bancorp, Inc. 1,990 47,880
Western Alliance Bancorp 20,800 854,880
12,041,178
Beverages - 1.4%
Coca-Cola Consolidated, Inc. 3,901 2,482,636
MGP Ingredients, Inc. 10,264 971,590
3,454,226
Biotechnology - 1.3%
Catalyst Pharmaceuticals, Inc.* 130,352 1,617,668
Point Biopharma Global, Inc.* 129,348 1,637,546
3,255,214
Building Products - 3.1%
Advanced Drainage Systems, Inc. 25,297 2,702,479
CSW Industrials, Inc. 5,009 887,895
Insteel Industries, Inc. 6,304 175,945
Simpson Manufacturing Co., Inc. 13,747 1,830,825
UFP Industries, Inc. 19,892 1,893,122
7,490,266
Capital Markets - 1.3%
Bridge Investment Group Holdings, Inc. - Class A 6,551 47,691
Hamilton Lane, Inc. - Class A 7,336 617,104
Interactive Brokers Group, Inc. - Class A 20,302 1,625,581
Open Lending Corp. - Class A* 23,154 138,693
PJT Partners, Inc. - Class A 4,609 361,161
Victory Capital Holdings, Inc. - Class A 12,524 368,957
3,159,187
Chemicals - 3.1%
Hawkins, Inc. 9,852 565,800
Origin Materials, Inc.
#
,* 68,457 67,670
Westlake Corp. 59,454 6,858,613
7,492,083
Commercial Services & Supplies - 2.7%
Driven Brands Holdings, Inc.* 53,970 614,179
Rollins, Inc. 158,371 5,956,333
6,570,512
Communications Equipment - 0.1%
Clearfield, Inc.
#
,* 7,749 186,131
Construction & Engineering - 2.2%
Ameresco, Inc. - Class A* 11,047 288,879
Comfort Systems USA, Inc. 11,501 2,091,457
MYR Group, Inc.* 5,382 623,397
WillScot Mobile Mini Holdings Corp.* 63,429 2,499,737
5,503,470
Construction Materials - 1.0%
Eagle Materials, Inc. 16,505 2,540,285

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc.* 62,270 $ 4,241,832
Ingles Markets, Inc. - Class A 6,781 543,972
4,785,804
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc. 14,080 309,056
Electric Utilities - 0.5%
NRG Energy, Inc. 20,379 863,662
Otter Tail Corp. 3,693 284,139
1,147,801
Electrical Equipment - 2.1%
Atkore, Inc.* 12,156 1,510,748
Encore Wire Corp. 5,410 967,470
Generac Holdings, Inc.* 20,017 1,682,829
Preformed Line Products Co. 1,593 215,613
Shoals Technologies Group, Inc. - Class A* 54,704 840,253
5,216,913
Electronic Equipment, Instruments & Components - 6.7%
Fabrinet* 18,216 2,823,480
Insight Enterprises, Inc.* 17,905 2,565,786
Jabil, Inc. 65,849 8,086,257
Littelfuse, Inc. 12,528 2,714,442
Napco Security Technologies, Inc. 18,584 341,388
16,531,353
Energy Equipment & Services - 0.1%
Atlas Energy Solutions, Inc. 11,452 208,541
ProFrac Holding Corp. - Class A* 11,059 104,176
312,717
Entertainment - 0.7%
Madison Square Garden Entertainment Corp.* 9,041 275,570
TKO Group Holdings, Inc. 17,580 1,441,208
Vivid Seats, Inc. - Class A* 19,881 116,900
1,833,678
Financial Services - 0.3%
International Money Express, Inc.* 6,819 108,831
Merchants Bancorp 8,252 246,652
NMI Holdings, Inc. - Class A* 15,660 428,301
783,784
Food Products - 1.3%
Darling Ingredients, Inc.* 74,273 3,289,551
Gas Utilities - 0.2%
National Fuel Gas Co. 8,187 417,128
Ground Transportation - 2.4%
ArcBest Corp. 7,734 842,078
Landstar System, Inc. 11,558 1,904,528
Saia, Inc.* 8,529 3,057,561
Universal Logistics Holdings, Inc. 8,519 190,655
5,994,822
Health Care Equipment & Supplies - 7.0%
QuidelOrtho Corp.* 81,628 4,985,838
Shockwave Medical, Inc.* 37,804 7,797,453
STAAR Surgical Co.* 59,294 2,479,675
UFP Technologies, Inc.* 9,343 1,456,761

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Zynex, Inc.* 44,082 $ 391,448
17,111,175
Health Care Providers & Services - 7.2%
AdaptHealth Corp. - Class A* 166,512 1,220,533
AMN Healthcare Services, Inc.* 46,434 3,522,483
Cross Country Healthcare, Inc.* 43,814 1,014,732
DocGo, Inc.* 127,074 754,820
Ensign Group, Inc. (The) 68,723 6,638,642
Fulgent Genetics, Inc.* 36,633 876,994
Joint Corp. (The)* 18,148 141,736
Progyny, Inc.* 116,615 3,598,739
17,768,679
Health Care Technology - 1.3%
Doximity, Inc. - Class A* 153,425 3,134,473
Hotels, Restaurants & Leisure - 0.2%
ONE Group Hospitality, Inc. (The)* 3,111 13,720
Wingstop, Inc. 2,598 474,836
Xponential Fitness, Inc. - Class A* 3,007 42,910
531,466
Household Durables - 1.9%
Cavco Industries, Inc.* 756 188,630
Century Communities, Inc. 2,793 171,769
Dream Finders Homes, Inc. - Class A
#
,* 2,927 57,633
Green Brick Partners, Inc.* 3,963 153,368
Installed Building Products, Inc. 2,470 275,825
KB Home 7,002 309,488
Legacy Housing Corp.* 2,198 40,685
Lovesac Co. (The)* 1,412 23,242
M/I Homes, Inc.* 2,421 198,691
MDC Holdings, Inc. 6,483 246,030
Meritage Homes Corp. 3,190 363,724
Skyline Champion Corp.* 4,963 290,981
Taylor Morrison Home Corp. - Class A* 9,497 363,925
Tempur Sealy International, Inc. 14,912 595,436
Toll Brothers, Inc. 9,496 671,462
TopBuild Corp.* 2,750 629,090
4,579,979
Independent Power and Renewable Electricity Producers - 0.1%
Montauk Renewables, Inc.* 12,805 128,818
Industrial REITs - 0.6%
Innovative Industrial Properties, Inc. 2,567 184,388
Rexford Industrial Realty, Inc. 18,468 798,556
Terreno Realty Corp. 7,523 400,825
1,383,769
Insurance - 1.5%
F&G Annuities & Life, Inc.
#
23,848 731,895
Hagerty, Inc. - Class A
#
,* 16,229 125,288
Kinsale Capital Group, Inc. 4,397 1,468,202
Palomar Holdings, Inc.* 4,723 236,528
RLI Corp. 8,656 1,153,325
3,715,238
Interactive Media & Services - 0.8%
Cargurus, Inc. - Class A* 19,926 343,325

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Interactive Media & Services - (continued)
Shutterstock, Inc. 7,385 $ 300,422
ZipRecruiter, Inc. - Class A* 15,099 160,804
ZoomInfo Technologies, Inc. - Class A* 81,755 1,059,545
1,864,096
IT Services - 0.4%
Perficient, Inc.* 17,543 1,020,827
Leisure Products - 0.2%
Brunswick Corp. 6,057 420,780
Malibu Boats, Inc. - Class A* 1,816 79,214
499,994
Life Sciences Tools & Services - 6.1%
Maravai LifeSciences Holdings, Inc. - Class A* 161,411 1,107,279
Medpace Holdings, Inc.* 30,828 7,481,031
Repligen Corp.* 47,912 6,447,039
15,035,349
Machinery - 2.6%
Franklin Electric Co., Inc. 14,882 1,290,567
Kadant, Inc. 3,774 830,280
Mueller Industries, Inc. 36,514 1,376,943
Toro Co. (The) 33,539 2,711,293
Velo3D, Inc.
#
,* 64,495 85,133
6,294,216
Marine Transportation - 0.4%
Matson, Inc. 11,355 988,453
Media - 0.5%
Nexstar Media Group, Inc. - Class A 7,147 1,001,152
PubMatic, Inc. - Class A* 8,821 99,412
1,100,564
Metals & Mining - 2.3%
Alpha Metallurgical Resources, Inc. 6,379 1,403,125
Commercial Metals Co. 54,622 2,309,964
MP Materials Corp.* 82,796 1,357,854
Ramaco Resources, Inc. - Class A 26,227 308,954
Ramaco Resources, Inc. - Class B
#
19,001 237,703
5,617,600
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AFC Gamma, Inc. 4,187 44,298
Chicago Atlantic Real Estate Finance, Inc. 3,675 51,781
96,079
Oil, Gas & Consumable Fuels - 1.9%
Callon Petroleum Co.* 13,600 507,960
Civitas Resources, Inc. 18,670 1,408,278
Crescent Energy Co. - Class A 15,241 185,635
Evolution Petroleum Corp. 6,991 44,952
HighPeak Energy, Inc.
#
25,634 453,978
Matador Resources Co. 23,724 1,463,534
VAALCO Energy, Inc. 21,546 96,311
Viper Energy Partners LP 14,159 403,248
Vitesse Energy, Inc. 5,795 137,284
4,701,180
Personal Care Products - 0.4%
Beauty Health Co. (The)* 62,234 252,048
Medifast, Inc. 5,197 359,424

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Personal Care Products - (continued)
Olaplex Holdings, Inc.* 305,874 $ 434,341
1,045,813
Professional Services - 4.7%
CBIZ, Inc.* 16,039 833,386
Concentrix Corp. 16,813 1,281,319
CRA International, Inc. 2,267 220,148
ExlService Holdings, Inc.* 53,305 1,391,793
Exponent, Inc. 16,359 1,198,951
Heidrick & Struggles International, Inc. 6,497 158,137
Insperity, Inc. 12,271 1,298,763
Paylocity Holding Corp.* 17,974 3,224,536
TriNet Group, Inc.* 19,189 1,971,670
11,578,703
Semiconductors & Semiconductor Equipment - 4.2%
ACM Research, Inc. - Class A* 27,797 378,039
Amkor Technology, Inc. 123,685 2,580,069
Diodes, Inc.* 23,132 1,505,431
Navitas Semiconductor Corp. - Class A
#
,* 87,722 459,663
Onto Innovation, Inc.* 24,695 2,774,977
Photronics, Inc.* 31,537 579,020
Power Integrations, Inc. 28,894 2,003,221
10,280,420
Software - 2.5%
CoreCard Corp.* 4,351 92,981
Digital Turbine, Inc.* 50,913 241,327
Qualys, Inc.* 18,477 2,826,057
SPS Commerce, Inc.* 18,446 2,957,632
6,117,997
Specialized REITs - 0.1%
National Storage Affiliates Trust 7,963 227,105
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc. 6,644 297,917
Arhaus, Inc. - Class A* 4,790 41,290
Asbury Automotive Group, Inc.* 1,786 341,787
AutoNation, Inc.* 3,818 496,645
Boot Barn Holdings, Inc.* 2,615 181,742
Dick's Sporting Goods, Inc. 5,324 569,402
Five Below, Inc.* 4,818 838,236
Floor & Decor Holdings, Inc. - Class A* 9,215 759,316
Group 1 Automotive, Inc. 1,221 308,095
Hibbett, Inc. 1,138 52,428
Leslie's, Inc.* 16,219 80,122
Lithia Motors, Inc. - Class A 2,387 578,155
MarineMax, Inc.* 1,952 53,446
OneWater Marine, Inc. - Class A* 1,314 29,736
Penske Automotive Group, Inc. 5,824 833,298
Revolve Group, Inc. - Class A* 3,657 50,284
RH* 1,912 416,739
Williams-Sonoma, Inc. 5,590 839,841
6,768,479
Technology Hardware, Storage & Peripherals - 6.1%
Dell Technologies, Inc. - Class C 128,214 8,578,799

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
12 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Super Micro Computer, Inc.* 26,619 $ 6,374,452
14,953,251
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.* 5,344 477,326
Figs, Inc. - Class A* 14,182 78,143
555,469
Trading Companies & Distributors - 5.6%
BlueLinx Holdings, Inc.* 2,916 207,357
Boise Cascade Co. 12,737 1,194,094
Core & Main, Inc. - Class A* 53,391 1,606,001
Custom Truck One Source, Inc.* 79,404 458,161
GMS, Inc.* 13,074 764,567
Hudson Technologies, Inc.* 14,712 189,491
Rush Enterprises, Inc. - Class A 26,704 950,128
SiteOne Landscape Supply, Inc.* 14,487 1,995,874
Watsco, Inc. 12,603 4,397,061
WESCO International, Inc. 16,524 2,118,377
13,881,111
Water Utilities - 0.0%
Pure Cycle Corp.* 2,288 21,873
Total Common Stocks (cost $255,390,156) 245,822,823
Investment Companies - 0.1%
Money Market Funds - 0.1%
Invesco Liquid Assets Portfolio, Institutional Class, 5.4026%
∞
(cost $163,510) 163,474 163,523
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2665%
£,∞
668,992 668,992
Time Deposits - 0.1%
Royal Bank of Canada, 5.3100%, 11/1/23 $ 197,110 197,110
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $866,102) 866,102
Total Investments (total cost $256,419,768 ) - 100.4% 246,852,448
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (1,018,307)
Net Assets - 100.0% $245,834,141
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 244,028,968 98.9%
Thailand 2,823,480 1.1
Total $ 246,852,448 100.0%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
$ 30,840
Δ
$ – $ – $ 668,992
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
$ 1,722,783 $ 49,176,321 $ (50,230,112) $ 668,992
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 832,827 $ — $ (832,827) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
14 October 31, 2023
Janus Henderson Small/Mid Cap
Growth Alpha Index
Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-
capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s
performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.
Russell 2500
TM
Growth Index Russell 2500
TM
Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2023.
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 245,822,823 $ — $ —
Investment Companies 163,523 — —
Investments Purchased with Cash Collateral from Securities
Lending — 866,102 —
Total Assets $ 245,986,346 $ 866,102 $ —

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2023
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $255,750,776)
(1)
$ 246,183,456
Affiliated investments, at value (cost $668,992) 668,992
Receivables:
Investments sold 447,615
Fund units sold 2,715,344
Dividends 101,791
Interest 340
Affiliated securities lending income, net 2,801
Total Assets 250,120,339
Liabilities:
Collateral on securities loaned (Note 2) 866,102
Payables:
Investments purchased 3,356,457
Management fees 63,639
Total Liabilities 4,286,198
Commitments and contingent liabilities
Net Assets $ 245,834,141
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 290,263,782
Total distributable earnings (loss) (44,429,641)
Total Net Assets $ 245,834,141
Net Assets $ 245,834,141
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 4,477,000
Net Asset Value Per Share $ 54.91
(1) Includes $832,827 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2023
16 October 31, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,628,462
Affiliated securities lending income, net     30,840
Unaffiliated securities lending income, net 20,654
Interest 826
Total Investment Income 1,680,782
Expenses:
Management Fees 618,049
Total Expenses 618,049
Net Investment Income/(Loss) 1,062,733
Net Realized Gain/(Loss) on Investments:
Investments $ 582,903
Total Net Realized Gain/(Loss) on Investments $ 582,903
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (2,698,339)
Total Change in Unrealized Net Appreciation/Depreciation $ (2,698,339)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (1,052,703)

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 1,062,733 $ 634,178
Net realized gain/(loss) on investments 582,903 (17,349,245)
Change in unrealized net appreciation/depreciation (2,698,339) (26,111,167)
Net Increase/(Decrease) in Net Assets Resulting from Operations (1,052,703) (42,826,234)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (990,579) (594,109)
Net Decrease from Dividends and Distributions to Shareholders (990,579) (594,109)
Capital Share Transactions 75,779,586 13,882,845
Net Increase/(Decrease) in Net Assets 73,736,304 (29,537,498)
Net Assets: — —
Beginning of Year   172,097,837 201,635,335
End of Year $ 245,834,141 $ 172,097,837

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
18 October 31, 2023
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $52.92 $67.73 $52.35 $44.11 $40.81
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.30 0.21 0.21 0.11 0.19
Net realized and unrealized gain/(loss) 1.97
(2)
(14.83) 15.38 8.26 3.30
Total from Investment Operations 2.27
(2)
(14.62) 15.59 8.37 3.49
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.28) (0.19) (0.21) (0.13) (0.19)
Total Dividends and Distributions (0.28) (0.19) (0.21) (0.13) (0.19)
Net Asset Value, End of Period $54.91 $52.92 $67.73 $52.35 $44.11
Total Return 4.27% (21.60)% 29.81% 19.01% 8.60%
Net assets, End of Period (in thousands) $245,834 $172,098 $201,635 $115,268 $97,121
Average Net Assets for the Period (in thousands) $206,369 $175,280 $174,649 $105,905 $71,903
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 0.51% 0.36% 0.33% 0.23% 0.43%
Portfolio Turnover Rate
(3)
91% 89% 102% 83% 80%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is
classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2023
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics),

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2023
terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $832,827 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2023 is $866,102, resulting in the net amount due to the counterparty of $33,275.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
24 October 31, 2023
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2023, the Adviser owned 2,000 shares or 0.04% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2023, the Fund engaged in cross trades amounting to $6,370,647 in purchases and $3,308,062 in sales, resulting in a net realized loss of $616,718. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$120,585 $— $(34,723,238) $— $— $(9,826,988)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(29,226,586) $(5,496,652) $(34,723,238)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$256,679,436 $23,071,538 $(32,898,526) $(9,826,988)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$990,579 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$594,109 $— $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
26 October 31, 2023
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2023, the Fund had net realized gain of $3,412,761 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 1,550,000 $ 93,679,373 950,000 $ 55,380,934
Shares repurchased (325,000) (17,899,787) (675,000) (41,498,089)
Net Increase/(Decrease) 1,225,000 $ 75,779,586 275,000 $ 13,882,845
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$188,541,129 $188,401,461 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$94,949,400 $17,888,496 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2023.
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
28 October 31, 2023
implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 29
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
30 October 31, 2023
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93062 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small Cap Growth Alpha ETF (JSML)
seeks investment results that generally correspond,
before fees and expenses, to the performance of its
underlying index, the Janus Henderson Small Cap Growth
Alpha Index.
Performance Overview
U.S. small-cap equities declined over the twelve-month period ended October 31, 2023, as soaring inflation, rising interest rates, and fears of a recession led to market turbulence. Stocks rallied in the fourth quarter of 2022 on hopes that moderating inflation might allow the Federal Reserve (Fed) to slow interest rate hikes. This rally extended into the first half of 2023 despite periods of market volatility. Economic growth appeared resilient, as a strong job market supported consumer spending. However, there were signs of slowing in other areas of the economy, especially manufacturing and housing. Corporations also reduced earnings outlooks as they faced weaker demand as well as higher input, labor, and funding costs. The Fed continued to raise rates through the first seven months of 2023, though the pace of rate hikes moderated. The Fed left rates unchanged in September, but policymakers indicated that an extended period of higher rates might be needed to bring inflation under control. These signals put upward pressure on long-term bond yields while adding to fears of a more pronounced economic slowdown. As a result, stocks suffered downward volatility in the third quarter, with declines extending through October. Against this backdrop, small-cap stocks in the index had negative returns for the twelve-month period while underperforming the broader U.S. equity market.
During the period, the Janus Henderson Small-Cap Growth Alpha ETF (JSML) returned 2.21% (based on NAV).
Its primary benchmark, the Janus Small-Cap Growth Alpha Index, returned 2.51%. Its secondary benchmark, the
Russell 2000® Growth Index, returned -7.63%.
JSML seeks investment results that generally correspond, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small-cap companies with some of the strongest fundamentals that the adviser believes can deliver sustainable growth in a variety of market environments.
The Fund uses a proprietary methodology that evaluates small-cap stocks from a universe of 2,000, in three key areas: growth, profitability, and capital efficiency. The process systematically identifies companies that may be poised for long-run sustainable growth.
Each stock is evaluated on fundamental factors to identify companies that can exhibit durable growth: Growth measures include revenue growth rate; profitability measures include operating profit and earnings per-share; and
capital efficiency measures include return on invested capital.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
STAAR Surgical Co.
Health Care Equipment & Supplies 3.1%
Westlake Corp.
Chemicals 3.1%
Amphastar Pharmaceuticals, Inc.
Pharmaceuticals 2.9%
Progyny, Inc.
Health Care Providers & Services 2.9%
Fabrinet
Electronic Equipment, Instruments & Components 2.7%
14.7%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 29.0%
Industrial 24.7%
Consumer, Cyclical 12.0%
Financial 11.9%
Technology 9.3%
Communications 4.5%
Basic Materials 4.3%
Energy 3.9%
Investments Purchased with Cash Collateral from Securities
Lending 1.1%
Utilities 0.4%
Investment Company 0.0%
101.1%

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small Cap Growth Alpha ETF - NAV 2.21% 4.46% 9.51%
Janus Henderson Small Cap Growth Alpha ETF - Market Price 2.15% 4.47% 9.51%
Janus Henderson Small Cap Growth Alpha Index 2.51% 4.82% 9.84%
Russell 2000
®
Growth Index -7.63% 2.68% 8.04%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $997.00 $1.51 $1,000.00 $1,023.69 $1.53 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Small Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small Cap Growth Alpha
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.4%
AerSale Corp.* 35,207 $ 538,315
Air Freight & Logistics - 2.0%
Forward Air Corp. 17,591 1,133,036
Hub Group, Inc. - Class A* 21,509 1,478,744
Radiant Logistics, Inc.* 32,979 193,257
2,805,037
Automobile Components - 0.6%
LCI Industries 3,982 432,007
Patrick Industries, Inc. 3,508 263,626
XPEL, Inc.* 4,360 201,868
897,501
Automobiles - 0.2%
Winnebago Industries, Inc. 4,767 276,248
Banks - 6.9%
Amalgamated Financial Corp. 10,422 190,097
Bancorp, Inc. (The)* 18,328 653,393
Bridgewater Bancshares, Inc.* 9,773 94,114
Business First Bancshares, Inc. 8,688 169,764
Capstar Financial Holdings, Inc. 7,234 109,812
Coastal Financial Corp.* 4,542 168,826
CrossFirst Bankshares, Inc.* 16,877 178,559
Customers Bancorp, Inc.* 10,583 425,542
Dime Community Bancshares, Inc. 13,349 245,488
Enterprise Financial Services Corp. 12,636 439,354
Esquire Financial Holdings, Inc. 2,831 129,660
Fidelity D&D Bancorp, Inc.
#
1,991 89,197
First Bank 8,790 97,217
First Foundation, Inc. 19,589 88,934
Five Star Bancorp 5,975 116,333
Independent Bank Corp. 7,222 144,079
John Marshall Bancorp, Inc. 4,942 90,834
Metropolitan Bank Holding Corp.* 3,822 123,871
Midland States Bancorp, Inc. 7,480 163,214
Northeast Bank 2,880 137,491
Northeast Community Bancorp, Inc.
#
5,294 80,681
Norwood Financial Corp. 2,886 73,910
Old Second Bancorp, Inc. 15,231 206,532
Orange County Bancorp, Inc. 1,979 87,274
Origin Bancorp, Inc. 10,458 309,452
Parke Bancorp, Inc. 4,283 72,126
Pathward Financial, Inc. 8,866 401,541
Plumas Bancorp 2,076 70,895
Preferred Bank 5,090 303,211
ServisFirst Bancshares, Inc. 18,461 870,621
SmartFinancial, Inc. 5,874 122,473
Southern States Bancshares, Inc. 3,131 72,702
Stock Yards Bancorp, Inc. 9,915 387,776
Summit Financial Group, Inc. 5,080 109,220
Triumph Financial, Inc.* 7,864 489,534
UMB Financial Corp. 16,366 1,026,476
United Community Banks, Inc. 40,101 885,831
Unity Bancorp, Inc. 3,559 85,630
9,511,664

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - 0.7%
Coca-Cola Consolidated, Inc. 1,038 $ 660,593
MGP Ingredients, Inc. 2,739 259,274
919,867
Biotechnology - 4.1%
Catalyst Pharmaceuticals, Inc.* 225,653 2,800,354
Point Biopharma Global, Inc.* 223,919 2,834,814
5,635,168
Building Products - 2.1%
CSW Industrials, Inc. 10,652 1,888,173
Insteel Industries, Inc. 13,347 372,515
Quanex Building Products Corp. 22,594 606,649
2,867,337
Capital Markets - 2.0%
Bridge Investment Group Holdings, Inc. - Class A 11,634 84,696
Hamilton Lane, Inc. - Class A 13,016 1,094,906
Open Lending Corp. - Class A* 40,968 245,398
PJT Partners, Inc. - Class A 8,169 640,123
Victory Capital Holdings, Inc. - Class A 22,203 654,100
2,719,223
Chemicals - 3.5%
Hawkins, Inc. 8,751 502,570
Origin Materials, Inc.
#
,* 62,704 61,983
Westlake Corp. 36,604 4,222,637
4,787,190
Commercial Services & Supplies - 0.9%
Driven Brands Holdings, Inc.* 114,720 1,305,514
Communications Equipment - 0.2%
Clearfield, Inc.
#
,* 10,378 249,280
Construction & Engineering - 2.5%
Ameresco, Inc. - Class A* 23,447 613,139
MYR Group, Inc.* 11,441 1,325,211
Sterling Infrastructure, Inc.* 21,099 1,537,062
3,475,412
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos., Inc. - Class A 71,593 1,553,568
Ingles Markets, Inc. - Class A 1,832 146,963
1,700,531
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc. 1,515 23,331
Essential Properties Realty Trust, Inc. 14,529 318,912
342,243
Electrical Equipment - 3.9%
Encore Wire Corp. 11,504 2,057,261
NEXTracker, Inc. - Class A* 31,428 1,092,437
Preformed Line Products Co. 3,377 457,077
Shoals Technologies Group, Inc. - Class A* 116,331 1,786,844
5,393,619
Electronic Equipment, Instruments & Components - 6.2%
Badger Meter, Inc. 19,802 2,743,567
ePlus, Inc.* 18,209 1,138,063
Fabrinet* 24,440 3,788,200
Kimball Electronics, Inc.* 16,748 438,798

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Napco Security Technologies, Inc. 24,901 $ 457,431
8,566,059
Energy Equipment & Services - 0.2%
Atlas Energy Solutions, Inc. 10,213 185,979
ProFrac Holding Corp. - Class A
#
,* 10,016 94,350
280,329
Entertainment - 1.0%
Madison Square Garden Entertainment Corp.* 30,744 937,077
Vivid Seats, Inc. - Class A* 67,211 395,201
1,332,278
Financial Services - 1.0%
International Money Express, Inc.* 12,082 192,829
Merchants Bancorp 14,614 436,812
NMI Holdings, Inc. - Class A* 27,770 759,510
1,389,151
Ground Transportation - 1.6%
ArcBest Corp. 16,446 1,790,640
Universal Logistics Holdings, Inc. 18,047 403,892
2,194,532
Health Care Equipment & Supplies - 6.2%
iRadimed Corp. 26,705 1,087,961
STAAR Surgical Co.* 102,662 4,293,325
UFP Technologies, Inc.* 16,173 2,521,694
Zynex, Inc.* 76,194 676,603
8,579,583
Health Care Providers & Services - 7.9%
AdaptHealth Corp. - Class A* 288,206 2,112,550
Cross Country Healthcare, Inc.* 75,825 1,756,107
DocGo, Inc.* 219,862 1,305,980
Fulgent Genetics, Inc.* 63,390 1,517,557
Joint Corp. (The)* 31,319 244,601
Progyny, Inc.* 128,403 3,962,517
10,899,312
Hotels, Restaurants & Leisure - 0.1%
ONE Group Hospitality, Inc. (The)* 5,791 25,538
Xponential Fitness, Inc. - Class A* 5,485 78,271
103,809
Household Durables - 2.6%
Cavco Industries, Inc.* 1,365 340,581
Century Communities, Inc. 5,045 310,268
Dream Finders Homes, Inc. - Class A
#
,* 5,306 104,475
Green Brick Partners, Inc.* 7,159 277,053
Installed Building Products, Inc. 4,466 498,718
KB Home 12,666 559,837
Legacy Housing Corp.* 4,005 74,133
Lovesac Co. (The)* 2,601 42,813
M/I Homes, Inc.* 4,374 358,974
MDC Holdings, Inc. 11,722 444,850
Sonos, Inc.* 20,304 218,877
Tri Pointe Homes, Inc.* 15,573 390,259
3,620,838
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 2,656 190,781

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Industrial REITs - (continued)
Plymouth Industrial REIT, Inc. 4,249 $ 84,725
275,506
Insurance - 1.4%
F&G Annuities & Life, Inc.
#
42,324 1,298,923
Hagerty, Inc. - Class A
#
,* 28,744 221,904
Palomar Holdings, Inc.* 8,364 418,869
1,939,696
Interactive Media & Services - 2.0%
Cargurus, Inc. - Class A* 67,818 1,168,504
Shutterstock, Inc. 25,106 1,021,312
ZipRecruiter, Inc. - Class A* 51,189 545,163
2,734,979
IT Services - 1.9%
DigitalOcean Holdings, Inc.* 60,049 1,228,602
Perficient, Inc.* 23,530 1,369,211
2,597,813
Life Sciences Tools & Services - 1.4%
Maravai LifeSciences Holdings, Inc. - Class A* 279,365 1,916,444
Machinery - 5.5%
Franklin Electric Co., Inc. 31,658 2,745,382
Kadant, Inc. 8,023 1,765,060
Mueller Industries, Inc. 77,682 2,929,388
Velo3D, Inc.
#
,* 136,301 179,917
7,619,747
Marine Transportation - 1.7%
Eagle Bulk Shipping, Inc.
#
6,841 279,113
Matson, Inc. 24,152 2,102,431
2,381,544
Media - 0.2%
PubMatic, Inc. - Class A* 29,765 335,452
Metals & Mining - 2.4%
Alpha Metallurgical Resources, Inc. 5,666 1,246,293
MP Materials Corp.* 73,539 1,206,039
Ramaco Resources, Inc. - Class A 23,411 275,782
Ramaco Resources, Inc. - Class B
#
16,969 212,282
Ryerson Holding Corp. 14,273 414,631
3,355,027
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AFC Gamma, Inc. 7,462 78,948
Chicago Atlantic Real Estate Finance, Inc. 6,540 92,149
171,097
Oil, Gas & Consumable Fuels - 1.3%
Ardmore Shipping Corp. 7,867 104,552
Callon Petroleum Co.* 12,074 450,964
Crescent Energy Co. - Class A 13,639 166,123
Evolution Petroleum Corp. 6,548 42,104
HighPeak Energy, Inc.
#
22,758 403,044
VAALCO Energy, Inc. 19,580 87,523
Viper Energy Partners LP 12,570 357,994
Vitesse Energy, Inc. 5,215 123,543
1,735,847
Personal Care Products - 0.2%
Beauty Health Co. (The)
#
,* 17,079 69,170

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Personal Care Products - (continued)
Medifast, Inc. 1,417 $ 98,000
Olaplex Holdings, Inc.* 82,708 117,445
284,615
Pharmaceuticals - 2.9%
Amphastar Pharmaceuticals, Inc.* 89,938 4,071,493
Professional Services - 1.9%
CBIZ, Inc.* 34,106 1,772,148
CRA International, Inc. 4,805 466,613
Heidrick & Struggles International, Inc. 13,747 334,602
2,573,363
Semiconductors & Semiconductor Equipment - 7.7%
ACM Research, Inc. - Class A* 37,247 506,559
Allegro MicroSystems, Inc.* 125,359 3,254,320
Amkor Technology, Inc. 165,951 3,461,738
Diodes, Inc.* 31,033 2,019,628
Navitas Semiconductor Corp. - Class A
#
,* 117,579 616,114
Photronics, Inc.* 42,284 776,334
10,634,693
Software - 0.3%
CoreCard Corp.* 5,889 125,848
Digital Turbine, Inc.* 68,176 323,154
449,002
Specialized REITs - 0.2%
PotlatchDeltic Corp. 7,341 314,562
Specialty Retail - 2.1%
Arhaus, Inc. - Class A* 8,684 74,856
Boot Barn Holdings, Inc.* 4,722 328,179
Group 1 Automotive, Inc. 2,208 557,145
Hibbett, Inc. 2,067 95,227
Leslie's, Inc.* 29,348 144,979
MarineMax, Inc.* 3,539 96,898
OneWater Marine, Inc. - Class A* 2,398 54,267
Penske Automotive Group, Inc. 10,556 1,510,352
Revolve Group, Inc. - Class A* 6,623 91,066
2,952,969
Textiles, Apparel & Luxury Goods - 0.1%
Figs, Inc. - Class A* 25,619 141,161
Trading Companies & Distributors - 8.3%
BlueLinx Holdings, Inc.* 6,180 439,460
Boise Cascade Co. 27,094 2,540,062
Core & Main, Inc. - Class A* 113,600 3,417,088
Custom Truck One Source, Inc.* 168,696 973,376
GMS, Inc.* 27,799 1,625,686
Hudson Technologies, Inc.* 31,166 401,418
Rush Enterprises, Inc. - Class A 56,795 2,020,766
11,417,856
Total Common Stocks (cost $156,354,023) 138,292,906
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.4026%
∞
(cost $25,958) 25,953 25,961

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 5.2665%
£,∞
1,240,127 $ 1,240,127
Time Deposits - 0.2%
Royal Bank of Canada, 5.3100%, 11/1/23 $ 311,296 311,296
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,551,423) 1,551,423
Total Investments (total cost $157,931,404 ) - 101.1% 139,870,290
Liabilities, net of Cash, Receivables and Other Assets - (1.1%) (1,578,997)
Net Assets - 100.0% $138,291,293
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 135,977,538 97.2%
Thailand 3,788,200 2.7
Ireland 104,552 0.1
Total $ 139,870,290 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
$ 58,163
Δ
$ – $ – $ 1,240,127
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
$ 1,753,591 $ 58,709,380 $ (59,222,844) $ 1,240,127
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,484,812 $ — $ (1,484,812) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
12 October 31, 2023
Janus Henderson Small Cap
Growth Alpha Index
Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-
weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson
Venture Fund.
Russell 2000
®
Growth Index Russell 2000
®
Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2023.
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 138,292,906 $ — $ —
Investment Companies 25,961 — —
Investments Purchased with Cash Collateral from Securities
Lending — 1,551,423 —
Total Assets $ 138,318,867 $ 1,551,423 $ —

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2023
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $156,691,277)
(1)
$ 138,630,163
Affiliated investments, at value (cost $1,240,127) 1,240,127
Cash 2,007
Receivables:
Investments sold 398,221
Dividends 18,273
Interest 176
Affiliated securities lending income, net 4,051
Total Assets 140,293,018
Liabilities:
Collateral on securities loaned (Note 2) 1,551,423
Payables:
Investments purchased 414,493
Management fees 35,809
Total Liabilities 2,001,725
Commitments and contingent liabilities
Net Assets $ 138,291,293
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 192,032,924
Total distributable earnings (loss) (53,741,631)
Total Net Assets $ 138,291,293
Net Assets $ 138,291,293
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,877,000
Net Asset Value Per Share $ 48.07
(1) Includes $1,484,812 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2023
14 October 31, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 751,502
Affiliated securities lending income, net     58,163
Unaffiliated securities lending income, net 26,591
Total Investment Income 836,256
Expenses:
Management Fees 319,685
Total Expenses 319,685
Net Investment Income/(Loss) 516,571
Net Realized Gain/(Loss) on Investments:
Investments $ 2,520,923
Total Net Realized Gain/(Loss) on Investments $ 2,520,923
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (6,555,236)
Total Change in Unrealized Net Appreciation/Depreciation $ (6,555,236)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (3,517,742)

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 516,571 $ 537,828
Net realized gain/(loss) on investments 2,520,923 (25,808,275)
Change in unrealized net appreciation/depreciation (6,555,236) (16,065,773)
Net Increase/(Decrease) in Net Assets Resulting from Operations (3,517,742) (41,336,220)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (668,752) (392,153)
Net Decrease from Dividends and Distributions to Shareholders (668,752) (392,153)
Capital Share Transactions 66,593,595 (30,093,810)
Net Increase/(Decrease) in Net Assets 62,407,101 (71,822,183)
Net Assets: — —
Beginning of Year   75,884,192 147,706,375
End of Year $ 138,291,293 $ 75,884,192

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
16 October 31, 2023
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $47.37 $67.08 $48.06 $43.10 $39.59
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.25 0.28 0.32 0.10 0.20
Net realized and unrealized gain/(loss) 0.80
(2)
(19.79) 19.03 4.97 3.51
Total from Investment Operations 1.05
(2)
(19.51) 19.35 5.07 3.71
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.35) (0.20) (0.33) (0.11) (0.20)
Total Dividends and Distributions (0.35) (0.20) (0.33) (0.11) (0.20)
Net Asset Value, End of Period $48.07 $47.37 $67.08 $48.06 $43.10
Total Return 2.21% (29.11)% 40.30% 11.79% 9.43%
Net assets, End of Period (in thousands) $138,291 $75,884 $147,706 $52,958 $34,563
Average Net Assets for the Period (in thousands) $106,788 $103,942 $123,640 $45,900 $30,102
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 0.48% 0.52% 0.48% 0.23% 0.49%
Portfolio Turnover Rate
(3)
105% 107% 135% 78% 104%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2023
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2023
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,484,812 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2023 is $1,551,423, resulting in the net amount due to the counterparty of $66,611.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2023
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2023, the Adviser owned 2,000 shares or 0.07% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2023, the Fund engaged in cross trades amounting to $3,308,108 in purchases and $6,370,582 in sales, resulting in a net realized gain of $1,388,883. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2023, capital loss carryovers of $700,039 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$18,783 $— $(35,455,626) $— $— $(18,304,788)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(29,689,736) $(5,765,890) $(35,455,626)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$158,175,078 $6,051,051 $(24,355,839) $(18,304,788)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$668,752 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$392,153 $— $— $—

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
24 October 31, 2023
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2023, the Fund had net realized gain of $1,945,428 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 1,650,000 $ 84,829,645 275,000 $ 15,992,523
Shares repurchased (375,000) (18,236,050) (875,000) (46,086,333)
Net Increase/(Decrease) 1,275,000 $ 66,593,595 (600,000) $ (30,093,810)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$113,744,332 $113,221,298 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$84,176,093 $18,213,146 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2023.
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or
Dividends Received Deduction Percentage 95.08%
Qualified Dividend Income Percentage 92.04%

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
26 October 31, 2023
implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 27
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
28 October 31, 2023
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 29
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93061 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Janus Henderson Short Duration Income ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Short Duration Income ETF (VNLA) seeks
to provide a steady income stream with capital preservation
across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a
moderate amount through various market cycles while at the
same time providing low volatility.
PERFORMANCE OVERVIEW
Global bonds generated positive returns for the 12-month period, despite a rise in interest rates, which was concentrated in the final few months of the fiscal year.
During the period, the Janus Henderson Short Duration Income ETF (VNLA) returned 5.24% (based on NAV), while its benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 4.94%. The primary source of positive returns was the higher level of income – or carry – generated by the Fund’s core of shorter-duration corporate credits. Also contributing was a narrowing of spreads between these securities’ yields and that of their risk-free benchmark. While rising interest rates represented a headwind to performance, during the period the Fund used derivates with the aim of hedging this risk, and this positioning, in aggregate, generated positive returns.
Janus Henderson Short Duration Income ETF is an actively managed, fixed income ETF with the potential to deliver returns above cash. The strategy seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. Rather than tracking a benchmark, the Fund is designed to move beyond conventional benchmark constraints and provide positive absolute returns.
The Fund uses derivates such as futures, forwards, options and swaps in connection with its strategies for various purposes, including managing interest rate and credit risk across the portfolio and in certain situations to construct positions with the aim of enhancing returns. During the period, the Fund used options, futures, credit default swaps (CDS), other swaps and forward exchange contracts.
In aggregate, derivatives’ impact on Fund performance was positive. Please see the Derivative Instruments section in the “Notes to
Financial Statements” for a discussion of derivatives used by the Fund.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Daniel Siluk Jason England
co-portfolio manager co-portfolio manager

Janus Henderson Short Duration Income ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 44.1%
Commercial Paper 19.7%
Consumer, Non-cyclical 11.2%
Consumer, Cyclical 7.6%
Utilities 3.9%
Energy 3.3%
Mortgage-Backed Security 2.8%
Asset-Backed Security 1.3%
Exchange Traded Fund 1.2%
Basic Materials 1.2%
Technology 1.1%
Industrial 0.9%
Investment Company 0.1%
98.4%

Janus Henderson Short Duration Income ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.23%. See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
VNLA is not a money market fund and does not attempt to maintain a stable net asset value.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Five
Years
Since
Inception
*
Janus Henderson Short Duration Income ETF - NAV 5.24% 2.20% 2.12%
Janus Henderson Short Duration Income ETF - Market Price 5.44% 2.20% 2.13%
FTSE 3-Month U.S. Treasury Bill Index 4.94% 1.80% 1.63%
* The Fund commenced operations on November 16, 2016.

Janus Henderson Short Duration Income ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $1,023.50 $1.17 $1,000.00 $1,024.05 $1.17 0.23%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Short Duration Income ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Short Duration Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Short Duration Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 1.3%
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 $ 3,500,000 $ 3,499,081
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 6,500,000 6,494,818
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 11,000,000 10,998,125
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 11,000,000 10,956,906
Total Asset-Backed Securities (cost $31,999,264) 31,948,930
Corporate Bonds - 67.7%
Basic Materials - 1.2%
Celanese US Holdings LLC, 6.0500%, 3/15/25 4,117,000 4,104,304
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) 24,000,000 23,323,716
27,428,020
Consumer, Cyclical - 7.6%
BMW US Capital LLC, SOFRINDX + 0.8400%, 6.1720%, 4/1/25 (144A)
‡
7,025,000 7,053,131
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) 6,250,000 6,225,535
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,895,000 10,701,424
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,238,490
General Motors Financial Co., Inc., 6.0500%, 10/10/25 1,250,000 1,244,858
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,161,049
General Motors Financial of Canada Ltd., 3.2500%, 11/7/23 CAD 17,000,000 12,239,878
Hyundai Capital America, 1.0000%, 9/17/24 (144A) $ 3,225,000 3,081,839
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 9,959,587
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,545,280
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,415,720
Lowe's Cos., Inc., 4.4000%, 9/8/25 4,920,000 4,809,634
Lowe's Cos., Inc., 4.8000%, 4/1/26 6,575,000 6,439,862
Marriott International, Inc., 5.4500%, 9/15/26 6,635,000 6,550,672
McDonald's Corp., 3.0000%, 3/8/24 AUD 6,750,000 4,245,163
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 5.2510%, 3/8/24
‡
1,910,000 1,210,469
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 11,920,751
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 602,481
Mercedes-Benz Australia, 0.7500%, 1/22/24 810,000 508,239
Mercedes-Benz Finance North America LLC, 4.9500%, 3/30/25 (144A) $ 9,350,000 9,263,971
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) 12,100,000 11,937,645
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 7,834,811
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) $ 13,000,000 12,964,046
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,446,250
Warnermedia Holdings, Inc., 6.4120%, 3/15/26 4,950,000 4,939,888
179,540,673
Consumer, Non-cyclical - 11.2%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,612,483
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 19,919,449
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 21,116,641
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,537,875
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,295,786
Cargill, Inc., 4.5000%, 6/24/26 (144A) 5,750,000 5,609,105
Constellation Brands, Inc., 5.0000%, 2/2/26 6,600,000 6,484,224
CVS Health Corp., 5.0000%, 2/20/26 6,675,000 6,548,314
Elevance Health, Inc., 4.9000%, 2/8/26 13,500,000 13,248,364
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 24,975,000 24,855,242
HCA, Inc., 5.8750%, 2/15/26 22,285,000 22,088,925
Humana, Inc., 5.7000%, 3/13/26 20,000,000 19,877,272
Humana, Inc., 1.3500%, 2/3/27 4,550,000 3,944,432
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 22,644,492
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 16,838,687
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,074,730

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) $ 5,775,000 $ 5,512,579
Mondelez International Holdings Netherlands BV, 4.2500%, 9/15/25 (144A) 7,400,000 7,194,718
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,227,946
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,237,465
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/26 $ 26,550,000 25,920,148
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 14,250,000 13,620,825
Universal Health Services, Inc., 1.6500%, 9/1/26 5,075,000 4,476,167
264,885,869
Energy - 3.3%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 3,535,000 3,529,806
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,471,728
Enbridge, Inc., SOFRINDX + 0.6300%, 5.9998%, 2/16/24
‡
6,800,000 6,804,467
Energy Transfer LP, 4.9000%, 2/1/24 14,630,000 14,578,456
Energy Transfer LP, 4.2500%, 4/1/24 6,561,000 6,505,258
Energy Transfer LP, 6.0500%, 12/1/26 13,440,000 13,412,543
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,998,095
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,520,285
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 14,879,205
78,699,843
Financial - 38.5%
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 7,460,000 7,113,457
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 15,277,325
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,237,627
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,778,384
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 15,634,367
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,516,479
American Express Co., SOFRINDX + 0.7200%, 6.1001%, 5/3/24
‡
6,875,000 6,880,507
American Express Co., SOFR + 0.9300%, 6.2840%, 3/4/25
‡
12,900,000 12,925,611
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,268,702
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26
‡
4,000,000 4,011,338
ANZ New Zealand International Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,359,342
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 990,570
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,465,686
Athene Global Funding, 1.7160%, 1/7/25 (144A) 5,156,000 4,855,605
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 17,684,513
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 576,814
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 4.9700%, 3/31/26
‡
15,500,000 9,824,280
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 6.3326%, 7/26/29
‡
24,510,000 15,599,212
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.9850%, 2/26/31
‡
150,000 95,172
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
10,000,000 6,196,956
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 11,635,808
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,278,907
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,615,568
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.7372%, 11/24/25
‡
AUD 8,150,000 5,181,665
Bank of America Corp., CDOR USD 3 Month + 0.8980%, 2.9320%, 4/25/25
‡
CAD 9,950,000 7,065,020
Bank of America Corp., SOFR + 1.1100%, 3.8410%, 4/25/25
‡
$ 4,670,000 4,611,485
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
25,135,000 23,099,575

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., SOFR + 1.6300%, 5.2020%, 4/25/29
‡
$ 9,655,000 $ 9,179,631
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.9418%, 7/29/31
‡
AUD 3,500,000 2,175,073
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.4216%, 5/15/26
‡
13,600,000 8,634,819
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.5803%, 11/30/28
‡
27,600,000 17,486,648
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.6317%, 10/14/31
‡
800,000 489,719
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27
‡
$ 6,000,000 6,000,893
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,693,165
Citigroup, Inc., SOFR + 1.3720%, 6.7355%, 5/24/25
‡
$ 5,000,000 5,013,081
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 95,438
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 34,550,569
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
5.2696%, 1/11/24
‡
AUD 200,000 126,772
Commonwealth Bank of Australia, 4.2000%, 8/18/25 600,000 373,198
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 14,793,418
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
5.9270%, 9/10/30
‡
AUD 12,500,000 7,936,061
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.4643%, 8/20/31
‡
16,600,000 10,381,120
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
6.8780%, 11/9/32
‡
10,000,000 6,520,432
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 4,946,647
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 598,811
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,513,422
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,810,957
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,593,412
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
3,470,000 3,463,650
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 5.8543%, 9/10/24
‡
17,625,000 17,579,210
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,615,334
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.5194%, 9/16/31
‡
1,000,000 616,701
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.5773%, 12/15/36
‡
8,550,000 5,449,431
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
6.2273%, 6/15/44
‡
17,350,000 10,999,956
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.4773%, 6/15/45
‡
6,730,000 4,282,928
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
$ 7,300,000 6,957,714
JPMorgan Chase & Co., CME Term SOFR 3 Month + 1.5066%, 3.9600%, 1/29/27
‡
13,450,000 12,820,579
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27
‡
19,050,000 19,009,731
JPMorgan Chase & Co., SOFR + 1.5600%, 4.3230%, 4/26/28
‡
19,900,000 18,692,898
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.4850%, 2/26/24
‡
AUD 11,440,000 7,215,112
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.5694%, 3/17/25
‡
3,280,000 2,048,032
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.6870%, 5/25/26
‡
19,100,000 11,752,899
Lloyds Banking Group plc, 3.9000%, 11/23/23 3,850,000 2,435,193

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 $ 4,839,761
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
3,600,000 3,547,679
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 11,006,000 10,064,411
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.0350%, 5/28/30
‡
AUD 19,800,000 12,761,022
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.6694%, 6/17/31
‡
11,700,000 7,340,740
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 28,895,863
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,397,425
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,827,071
Morgan Stanley, SOFR + 0.5090%, 0.7910%, 1/22/25
‡
17,600,000 17,335,884
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,700,000 11,068,828
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,316,830
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,204,708
Morgan Stanley Bank NA, SOFR + 0.7800%, 6.1010%, 7/16/25
‡
9,000,000 9,000,769
Nasdaq, Inc., 5.6500%, 6/28/25 4,940,000 4,922,059
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.7800%,
4.9480%, 5/12/26
‡
AUD 10,000,000 6,331,412
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
6.3121%, 5/17/29
‡
14,920,000 9,489,013
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.8499%, 11/18/30
‡
24,275,000 15,378,125
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 1.3500%, 5.8470%, 3/2/27
‡
$ 13,400,000 13,175,667
Nordea Bank Abp , SOFR + 0.9600%, 6.3133%, 6/6/25 (144A)
‡
6,925,000 6,952,225
Royal Bank of Canada, 5.2000%, 7/20/26 22,100,000 21,739,717
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,167,129
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
6.2751%, 12/5/28
‡
AUD 18,590,000 11,774,260
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.4335%, 6/1/37
‡
2,150,000 1,371,264
Suncorp- Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,850,308
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 2,800,000 2,760,335
Toronto-Dominion Bank (The), 2.6670%, 9/9/25 CAD 18,500,000 12,621,311
Toronto-Dominion Bank (The), 5.5320%, 7/17/26 $ 6,650,000 6,581,180
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,165,125
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,578,459
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.5598%, 6/27/25
‡
610,000 387,550
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 89,074
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26
‡
$ 9,590,000 9,071,185
Wells Fargo & Co., SOFR + 1.3200%, 6.6347%, 4/25/26
‡
3,500,000 3,517,510
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26
‡
CAD 16,000,000 11,204,552
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
$ 13,000,000 12,229,088
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 6,934,221
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
5.1043%, 11/16/23
‡
AUD 14,600,000 9,246,041
Westpac Banking Corp., 5.3500%, 10/18/24 $ 8,000,000 7,969,133
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 1,931,285
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
4.9163%, 8/10/26
‡
20,000,000 12,649,914
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.3979%, 11/11/27
‡
3,300,000 2,113,272

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
AUD 14,022,000 $ 8,760,928
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
6.1150%, 8/27/29
‡
6,700,000 4,265,903
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.8918%, 1/29/31
‡
11,800,000 7,439,791
Willis North America, Inc., 3.6000%, 5/15/24 $ 23,144,000 22,815,924
914,716,580
Industrial - 0.9%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 10,175,000 9,689,344
CNH Industrial Capital Australia Pty. Ltd., 1.7500%, 7/8/24 AUD 4,300,000 2,656,769
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 7,000,000 4,433,109
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
5.5850%, 7/12/24
‡
8,980,000 5,670,112
22,449,334
Technology - 1.1%
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 $ 6,860,000 6,699,203
VMware, Inc., 1.0000%, 8/15/24 11,867,000 11,397,584
VMware, Inc., 1.4000%, 8/15/26 8,050,000 7,091,005
25,187,792
Utilities - 3.9%
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
5.2777%, 2/5/24
‡
AUD 1,570,000 994,760
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 10,790,222
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
5.5618%, 10/30/24
‡
22,900,000 14,534,156
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 18,735,000 18,369,478
DTE Energy Co., 4.8750%, 6/1/28 5,085,000 4,836,762
Duke Energy Corp., 5.0000%, 12/8/25 10,325,000 10,158,918
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,015,062
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
5.1563%, 12/13/23
‡
1,630,000 1,031,972
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,419,699
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 806,829
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
5.3871%, 12/6/24
‡
14,620,000 9,266,261
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 323,865
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,092,607
Vistra Operations Co. LLC, 4.8750%, 5/13/24 (144A) 13,118,000 12,969,598
93,610,189
Total Corporate Bonds (cost $1,673,823,751) 1,606,518,300
Foreign Government Bonds - 5.6%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 4.8388%, 9/23/25
‡
AUD 17,230,000 10,878,962
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) $ 7,100,000 6,468,005
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 204,355,000 115,653,782
Total Foreign Government Bonds (cost $148,849,109) 133,000,749
Mortgage-Backed Securities - 2.8%
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.8706%, 10/25/41 (144A)
‡
$ 9,569,299 9,485,820
SOFR30A + 1.0000%, 6.3206%, 12/25/41 (144A)
‡
3,662,549 3,637,385
SOFR30A + 1.9000%, 7.2206%, 4/25/42 (144A)
‡
3,193,858 3,199,459
SOFR30A + 2.5500%, 7.8706%, 7/25/42 (144A)
‡
2,809,578 2,856,330
SOFR30A + 2.5000%, 7.8206%, 9/25/42 (144A)
‡
5,283,133 5,341,053

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 2.4000%, 7.7206%, 12/25/42 (144A)
‡
$ 5,595,705 $ 5,656,977
SOFR30A + 2.5000%, 7.8206%, 4/25/43 (144A)
‡
3,257,087 3,286,202
SOFR30A + 2.3000%, 7.6206%, 5/25/43 (144A)
‡
3,963,386 3,996,566
SOFR30A + 1.7000%, 7.0206%, 7/25/43 (144A)
‡
3,357,458 3,351,172
FHLMC STACR Debt Notes
SOFR30A + 2.3000%, 7.6206%, 8/25/33 (144A)
‡
2,621,377 2,633,436
SOFR30A + 2.1000%, 7.4206%, 4/25/43 (144A)
‡
1,147,113 1,154,680
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 7.6206%, 8/25/42 (144A)
‡
4,662,023 4,713,427
SOFR30A + 2.1500%, 7.4706%, 9/25/42 (144A)
‡
1,747,437 1,761,957
SOFR30A + 2.1000%, 7.4206%, 3/25/43 (144A)
‡
4,115,234 4,136,984
FHLMC STACR Trust , SOFR30A + 2.0000% , 7.3206% , 5/25/43 (144A)
‡
2,346,371 2,352,643
FHLMC Structured Agency Credit Risk Debt Notes , SOFR30A + 2.0000% ,
7.3206% , 6/25/43 (144A)
‡
8,030,452 8,046,136
Pepper Residential Securities Trust No. 22
SOFR + 1.1145%, 6.4231%, 6/20/60 (144A)
‡
34,231 34,238
30 Day Australian Bank Bill Rate + 2.2500%, 6.3150%, 8/18/60
‡
AUD 391,433 248,403
Pepper Residential Securities Trust No. 24 , SOFR + 1.0145% , 6.3246% , 11/18/60
(144A)
‡
$ 36,600 36,600
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 5.6550% , 1/12/46
‡
AUD 670,383 425,173
Total Mortgage-Backed Securities (cost $66,201,503) 66,354,641
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,637,500
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.2100%
∞
(cost $1,216,630) 1,216,630 1,216,630
Commercial Paper - 19.7%
Arrow Electronics, Inc., 5.9767%, 11/9/23 (Section 4(2)) $ 25,000,000 24,963,878
AutoNation, Inc., 5.8510%, 11/1/23 (Section 4(2)) 60,000,000 59,990,460
Cabot Corp., 5.4508%, 11/1/23 (Section 4(2)) 25,000,000 24,996,225
Credit Agricole Corporate and Investment Bank, 5.2708%, 11/1/23 (Section 4(2)) 56,500,000 56,491,638
Darden Restaurants, Inc., 5.4008%, 11/1/23 (Section 4(2)) 55,250,000 55,241,657
Equifax, Inc., 5.4008%, 11/1/23 (Section 4(2)) 34,750,000 34,744,753
Fiserv, Inc., 5.4208%, 11/1/23 (Section 4(2)) 20,000,000 19,996,960
Global Payments, Inc., 5.9610%, 11/1/23 (Section 4(2)) 54,500,000 54,490,953
Humana, Inc., 5.4608%, 11/1/23 (Section 4(2)) 47,000,000 46,992,668
Sysco Corp., 5.4508%, 11/1/23 (Section 4(2)) 75,000,000 74,988,750
Targa Resources Corp., 6.1806%, 11/10/23 (Section 4(2)) 15,000,000 14,978,483
Total Commercial Paper (cost $467,943,882) 467,876,425
Total Investments (total cost $2,417,701,917 ) - 98.4% 2,334,553,175
Cash, Receivables and Other Assets, net of Liabilities - 1.6% 38,232,281
Net Assets - 100.0% $2,372,785,456

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
12 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,556,062,973 66.8%
Australia 397,598,007 17.0
New Zealand 126,532,744 5.4
Canada 84,906,055 3.6
United Kingdom 51,515,341 2.2
Singapore 48,788,167 2.1
Ireland 33,406,793 1.4
Netherlands 12,707,297 0.5
Spain 9,615,568 0.4
Finland 6,952,225 0.3
South Korea 6,468,005 0.3
Total $ 2,334,553,175 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investment Company - 1.2%
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF $ 1,564,068 $ – $ 775,500 $ 27,637,500
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investment Company - 1.2%
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF $ 26,862,000 $ – $ – $ 27,637,500
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Value and Unrealized
Appreciation
(Depreciation)
Citibank N.A.
New Zealand Dollar 1/25/24 209,770,000 $ (122,172,146) $ 125,023
–
Goldman Sachs Group, Inc.
Canadian Dollar 1/25/24 82,500,000 (59,735,643) 217,680
–
Morgan Stanley & Co.
Australian Dollar 1/25/24 584,600,000 (370,982,483) (202,272)
–
Total $140,431

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2023
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Total
Asset Derivatives:
Forward foreign currency exchange contracts
$—
$—
$342,703
$342,703
*
Swaps - centrally cleared
100,375
1,009,104
—
1,109,479
*
Futures contracts
—
1,320,867
—
1,320,867
Total Asset Derivatives
$100,375
$2,329,971
$342,703
$2,773,049
Liability Derivatives:
Forward foreign currency exchange contracts
—
—
202,272
202,272
*
Swaps - centrally cleared
—
40,769
—
40,769
Total Liability Derivatives
$—
$40,769
$202,272
$243,041
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2023.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Short:
U.S. Treasury 2 Year Notes 752 12/29/23 $ (152,221,251) $ 285,918
U.S. Treasury 5 Year Notes 436 12/29/23 (45,551,781) 1,034,949
Total $1,320,867
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.41-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/28 $ 119,000,000 $ 1,351,830 $ 100,375 $ (1,251,455)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD $ – $ 387,458 $ 387,458
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 257,257 257,257
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 174,749 174,749
4.4063% Fixed 3 Month BBR Quarterly 10/23/25 63,580,000 AUD – 163,779 163,779
3 Month BBR 5.6213% Fixed Quarterly 10/25/25 67,683,000 NZD – 25,861 25,861
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – (40,769) (40,769)
Total $– $968,335 $968,335

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
14 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2023.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $5,964,606 $5,964,606
Futures contracts — 23,463,393 — 23,463,393
Swap contracts (2,614,686) (588,482) — (3,203,168)
Purchased option contracts — 317,875 522,613 840,488
Written options contracts — — (268,955) (268,955)
Total $(2,614,686) $23,192,786 $6,218,264 $26,796,364
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $(6,106,917) $(6,106,917)
Futures contracts — (20,656,830) — (20,656,830)
Swap contracts (31,000) 968,335 — 937,335
Purchased options contracts — — 225,640 225,640
Written options contracts — — (134,597) (134,597)
Total $(31,000) $(19,688,495) $(6,015,874) $(25,735,369)
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2023
Futures contracts:
Average notional amount of contracts - short $503,126,979
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 13,501,937
Average amounts sold - in USD 574,842,797
Credit default swaps:
Average notional amount - buy protection 165,700,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 49,928,576
Options:
Average value of option contracts purchased 125,828
Average value of option contracts written 66,556

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability(a)
Collateral
Pledged(b) Net Amount
Citibank N.A. $ 125,023 $ — $ — $ 125,023
Goldman Sachs Group, Inc. 217,680 — — 217,680
Total $ 342,703 $ — $ — $ 342,703
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability(a)
Collateral
Pledged(b) Net Amount
Morgan Stanley & Co. 202,272 — — 202,272
Total $ 202,272 $ — $ — $ 202,272
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
16 October 31, 2023
AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FTSE 3-Month U.S.
Treasury Bill Index
FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended October 31, 2023 is $467,876,425 which represents 19.7% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $405,724,968 which represents 17.1% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
Janus Detroit Street Trust 17
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 31,948,930 $ —
Corporate Bonds — 1,606,518,300 —
Foreign Government Bonds — 133,000,749 —
Mortgage-Backed Securities — 66,354,641 —
Exchange Traded Fund 27,637,500 — —
Investment Companies 1,216,630 — —
Commercial Paper — 467,876,425 —
Total Investments in Securities $ 28,854,130 $ 2,305,699,045 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,109,479 $ —
Forward Foreign Currency Exchange Contracts — 342,703 —
Futures Contracts 1,320,867 — —
Total Other Financial Instruments $ 1,320,867 $ 1,452,182 $ —
Total Assets $ 30,174,997 $ 2,307,151,227 $ —
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 202,272 $ —
Centrally Cleared Swaps — 40,769 —
Total Liabilities $ — $ 243,041 $ —
(a) Other financial instruments include forward foreign currency exchange contracts, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
October 31, 2023
18 October 31, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,390,034,139) $ 2,306,915,675
Affiliated investments, at value (cost $27,667,778) 27,637,500
Cash 561,702
Cash denominated in foreign currency (cost $12,278,480) 12,220,632
Forward foreign currency exchange contracts 342,703
Due from broker for centrally cleared swaps 2,430,829
Due from broker for futures 1,590,000
Receivable for variation margin on futures contracts 213,011
Receivables:
Investments sold 22,126,690
Interest 15,718,481
Due from adviser 9,117
Total Assets 2,389,766,340
Liabilities:
Payable for variation margin on swaps 720,068
Forward foreign currency exchange contracts 202,272
Payables:
Investments purchased 15,600,000
Management fees 458,544
Total Liabilities 16,980,884
Commitments and contingent liabilities
Net Assets $ 2,372,785,456
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,490,549,191
Total distributable earnings (loss) (117,763,735)
Total Net Assets $ 2,372,785,456
Net Assets $ 2,372,785,456
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 49,450,000
Net Asset Value Per Share $ 47.98

Janus Henderson Short Duration Income ETF
Statement of Operations
For the year ended October 31, 2023
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Investment Income:
Interest $ 90,189,540
Dividends from affiliates 1,564,068
Dividends 197,422
Total Investment Income 91,951,030
Expenses:
Management Fees 5,354,774
Total Expenses 5,354,774
Less: Excess Expense Reimbursement and Waivers (114,968)
Net Expenses 5,239,806
Net Investment Income/(Loss) 86,711,224
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (41,394,190)
Forward foreign currency exchange contracts 5,964,606
Futures contracts 23,463,393
Purchased option contracts 840,488
Swap contracts (3,203,168)
Written options contracts (268,955)
Total Net Realized Gain/(Loss) on Investments $ (14,597,826)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 70,829,347
Investments in affiliates 775,500
Forward foreign currency exchange contracts (6,106,917)
Futures contracts (20,656,830)
Purchased options contracts 225,640
Swap contracts 937,335
Written options contracts (134,597)
Total Change in Unrealized Net Appreciation/Depreciation $ 45,869,478
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 117,982,876

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
20 October 31, 2023
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 86,711,224 $ 36,620,492
Net realized gain/(loss) on investments (14,597,826) 70,095,542
Change in unrealized net appreciation/depreciation 45,869,478 (137,516,853)
Net Increase/(Decrease) in Net Assets Resulting from Operations 117,982,876 (30,800,819)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (141,400,131) (50,154,283)
Net Decrease from Dividends and Distributions to Shareholders (141,400,131) (50,154,283)
Capital Share Transactions (143,593,675) (156,749,220)
Net Increase/(Decrease) in Net Assets (167,010,930) (237,704,322)
Net Assets: — —
Beginning of Year   2,539,796,386 2,777,500,708
End of Year $ 2,372,785,456 $ 2,539,796,386

Janus Henderson Short Duration Income ETF
Financial Highlights
Janus Detroit Street Trust 21
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $48.47 $50.00 $50.40 $49.89 $50.04
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
1.80 0.69 0.49 0.77 1.39
Net realized and unrealized gain/(loss) 0.65 (1.27) (0.41) 0.70 0.53
Total from Investment Operations 2.45 (0.58) 0.08 1.47 1.92
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (2.94) (0.95) (0.48) (0.96) (1.43)
Distributions (from capital gains) — — — — (0.64)
Total Dividends and Distributions (2.94) (0.95) (0.48) (0.96) (2.07)
Net Asset Value, End of Period $47.98 $48.47 $50.00 $50.40 $49.89
Total Return 5.24% (1.18)% 0.15% 2.99% 3.95%
Net assets, End of Period (in thousands) $2,372,785 $2,539,796 $2,777,501 $2,726,526 $1,037,735
Average Net Assets for the Period (in thousands) $2,301,490 $2,600,154 $2,893,718 $1,601,333 $925,572
Ratios to Average Net Assets
Ratio of Gross Expenses 0.23% 0.23% 0.23% 0.26% 0.32%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.23% 0.23% 0.23% 0.26% 0.32%
Ratio of Net Investment Income/(Loss) 3.77% 1.41% 0.98% 1.54% 2.80%
Portfolio Turnover Rate
(2)
53% 46% 74% 14% 23%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
22 October 31, 2023
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
24 October 31, 2023
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2023  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
26 October 31, 2023
extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the
Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.
There were no purchased options held at October 31, 2023.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
28 October 31, 2023
security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.
There were no written options held at October 31, 2023.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
30 October 31, 2023
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
32 October 31, 2023
sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2023" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.23% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2023 through
February 29, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 29, 2024. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2023, the Adviser waived $55,795 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
34 October 31, 2023
marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2023, an affiliate of the Adviser owned 100,999 shares or 0.2% of the Fund.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2023 is as follows:
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$7,465,597 $— $(39,190,787) $— $(117,392) $(85,921,153)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$— $(39,190,787) $(39,190,787)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,420,421,363 $1,919,676 $(87,787,864) $(85,868,188)

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,231,143 $985,872 $(1,038,837) $(52,965)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$141,400,131 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$50,154,283 $— $— $—
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 8,800,000 $ 421,353,536 12,000,000 $ 587,516,679
Shares repurchased (11,750,000) (564,947,211) (15,150,000) (744,265,899)
Net Increase/(Decrease) (2,950,000) $ (143,593,675) (3,150,000) $ (156,749,220)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,013,544,105 $1,267,319,626 $— $—

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
36 October 31, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 37
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
38 October 31, 2023
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 39
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93073 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Mortgage-Backed Securities ETF (JMBS)
seeks a high level of total return consisting of income and
capital appreciation.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Janus Henderson Mortgage-Backed Securities ETF returned
-0.57% net of fees (based on NAV), outperforming its benchmark, the Bloomberg U.S. Mortgage-Backed Securities
Index, which returned -0.82%.
Various headwinds continued to pressure returns on U.S. agency mortgage-backed securities (MBS). In its fight against inflation, the Federal Reserve (Fed) hiked rates by 2.25% over the period, while the yield on 10-year U.S.
Treasuries increased from 4.04% to 4.93%. Higher yields negatively affected price returns on MBS.
Persisently high interest rate volatility (resulting from uncertainty regarding the extent and magnitude of Fed rate hikes) further pressured MBS valuations, as higher rate volatility increases the value of the borrower’s prepay option, thereby reducing the value of the bonds.
Spreads on the Bloomberg U.S. Mortgage-Backed Securities Index ended the period at 74 basis points (bps), 6 bps wider than where they began. Spreads were volatile during the period as market participants grappled with supply concerns. Following the failure of Silicon Valley Bank, investors were concerned that the FDIC’s liquidation of the bank’s portfolio of MBS would flood the market with excess supply. These fears ultimately proved unwarranted, as the market absorbed the extra supply and spreads retraced some of their prior widening. Late in the period, spreads widened again, as fixed income markets were pressured by concerns around unsustainable fiscal deficits and potential future excess supply of government- and agency-issued bonds.
Mortgage rates were much higher during the period, with the rate on a 30-year fixed-rate mortgage averaging 7.1%, and ending at 8.1%, a level not seen since 2000. Existing home sales continued to fall to levels not seen since the Global Financial Crisis, led by a combination of high prices, high interest rates, and low inventory. Despite the decline in existing home sales, historically low levels of housing stock, coupled with high demand resulted in house prices continuing to rise, with the S&P CoreLogic Case-Shiller U.S. National Home Price Index setting a new all-time high in August 2023.
Mortgage refinancing hovered near historical lows for the entire period due to current mortgage rates being significantly higher than the rate on the majority of existing mortgages. As a result, refinancing risk in MBS is at all-
time lows – a positive for the asset class.
Active security selection within the agency MBS market helped the Fund’s relative returns. Generally, lower coupon bonds were more adversely affected during the period due to their relatively higher sensitivity to changes in interest rates. The Fund held a greater proportion of higher coupon bonds (which were less impacted by rate volatility)
compared to its benchmark, and this contributed. Our overall spread risk positioning remained slightly above that of the benchmark, and as spreads ended slightly higher, this somewhat offset relative outperformance.
Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
Janus Henderson Mortgage-Backed Securities ETF is an actively managed, high-quality MBS ETF that offers potential for broad portfolio diversification benefits with little to no corporate credit risk. The Fund seeks to provide total returns in excess of the Bloomberg U.S. MBS Index without taking additional risk and differentiates itself by employing fundamental loan-level analysis and quantitative modeling in an effort to identify mispriced assets with attractive borrower behavior.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
2 October 31, 2023
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Fund At A Glance
October 31, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Security 169.8%^
Asset-Backed Security 8.0%
Investment Company 4.6%
182.4%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Performance
4 October 31, 2023
Total annual expense ratio as stated in the prospectus: 0.28%. See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Five
Years
Since
Inception
*
Janus Henderson Mortgage-Backed Securities ETF - NAV -0.57% -0.33% -0.51%
Janus Henderson Mortgage-Backed Securities ETF - Market Price -0.61% -0.32% -0.49%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index -0.82% -1.06% -1.20%
* The Fund commenced operations on September 12, 2018.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $925.60 $1.16 $1,000.00 $1,024.00 $1.22 0.24%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Mortgage-Backed Securities ETF
Report of Independent Registered Public Accounting Firm
6 October 31, 2023
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mortgage-Backed Securities
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mortgage-Backed Securities ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 8.0%
ACHV ABS TRUST, 6.4200%, 5/20/30 (144A) $ 399,061 $ 398,940
ACHV ABS TRUST, 6.6000%, 8/19/30 (144A) 2,599,384 2,599,280
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 1,000,000 999,942
American Credit Acceptance Receivables Trust, 4.1200%, 2/13/26 (144A) 54,571 54,536
American Credit Acceptance Receivables Trust, 6.0000%, 3/12/27 (144A) 6,544,825 6,538,771
Arm Master Trust LLC, 6.5620%, 2/17/25 (144A) 2,975,000 2,971,225
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 1,288,299 1,243,590
CIM Trust, 2.5690%, 7/25/55 (144A)
Ç
2,108,774 2,042,780
Exeter Automobile Receivables Trust, 5.6100%, 6/16/25 2,349,626 2,347,762
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 3,500,000 3,499,081
Exeter Automobile Receivables Trust, 5.5800%, 4/15/26 5,910,000 5,888,909
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 3,500,000 3,498,344
Freed ABS Trust, 2.8300%, 3/20/28 (144A) 894,073 887,515
JPMorgan Chase Bank NA, 0.8890%, 12/26/28 (144A) 303,484 294,113
LAD Auto Receivables Trust, 5.9300%, 6/15/27 (144A) 4,316,390 4,300,578
Lendbuzz Securitization Trust, 5.8350%, 5/15/24 (144A) 409,960 409,907
Lendbuzz Securitization Trust, 6.0300%, 10/15/24 (144A) 8,000,000 7,999,206
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 1,188,612 1,149,123
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 3,000,000 2,986,124
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 4,275,677 4,270,666
LL ABS Trust, 6.6300%, 5/15/30 (144A) 1,872,732 1,871,765
M&T Equipment Notes, 5.7420%, 8/15/24 (144A) 4,318,684 4,315,946
M&T Equipment Notes, 6.0900%, 7/15/30 (144A) 4,000,000 3,980,958
Marlette Funding Trust, 3.5400%, 3/15/30 (144A) 3,382,789 3,341,764
Marlette Funding Trust, 5.1800%, 11/15/32 (144A) 2,245,535 2,233,330
Marlette Funding Trust, 6.0700%, 4/15/33 (144A) 3,537,336 3,527,294
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,488,936
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,236,688 1,154,482
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 3,584,107 3,226,386
Pagaya AI Debt Selection Trust, 2.1300%, 11/15/27 (144A) 6,605,557 6,531,568
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 3,941,840 3,865,630
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
1,835,038 1,623,896
Prosper Marketplace Issuance Trust, 7.0600%, 7/16/29 (144A) 2,043,976 2,044,618
Reach ABS Trust, 7.0500%, 2/18/31 (144A) 2,997,021 3,000,438
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 4,343,373 4,291,937
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 5,841,333 5,786,591
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 1,636,267 1,639,712
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 4,500,000 4,496,413
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 6,245,000 6,059,489
Santander Drive Auto Receivables Trust, 1.2600%, 2/16/27 7,000,000 6,805,205
SoFi Consumer Loan Program Trust, 6.2100%, 4/15/31 (144A) 2,667,267 2,666,758
Towd Point Mortgage Trust, 7.2940%, 10/25/63 (144A)
‡
4,334,000 4,355,670
Upstart Securitization Trust, 1.3100%, 11/20/31 (144A) 910,029 899,266
US Auto Funding, 2.2000%, 5/15/26 (144A) 7,000,000 6,782,325
Westlake Automobile Receivables Trust, 5.6440%, 8/15/24 (144A) 4,966,042 4,961,570
Westlake Automobile Receivables Trust, 5.8900%, 2/16/27 (144A) 9,000,000 8,961,270
Total Asset-Backed Securities (cost $160,998,528) 160,293,609
Mortgage-Backed Securities - 169.8%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,668,337 2,609,780
BX Trust , CME Term SOFR 1 Month + 1.0440% , 6.3780% , 8/15/36 (144A)
‡
6,943,255 6,851,739
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.5206%, 2/25/50 (144A)
‡
3,506,509 3,277,622
SOFR30A + 1.3500%, 6.6706%, 2/25/50 (144A)
‡
2,060,074 1,897,720
SOFR30A + 1.5500%, 6.8706%, 2/25/50 (144A)
‡
2,286,828 2,042,246

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust
SOFR30A + 2.5145%, 7.8351%, 4/25/31 (144A)
‡
$ 42,786 $ 42,786
SOFR30A + 2.5645%, 7.8851%, 7/25/31 (144A)
‡
43,369 43,423
SOFR30A + 2.1145%, 7.4351%, 1/25/40 (144A)
‡
6,488,342 6,496,426
SOFR30A + 2.1645%, 7.4851%, 1/25/40 (144A)
‡
1,166,052 1,175,586
SOFR30A + 1.5500%, 6.8706%, 10/25/41 (144A)
‡
4,507,308 4,467,988
SOFR30A + 0.8500%, 6.1706%, 12/25/41 (144A)
‡
1,310,459 1,300,128
SOFR30A + 1.0000%, 6.3206%, 12/25/41 (144A)
‡
1,086,885 1,079,417
SOFR30A + 1.6500%, 6.9706%, 12/25/41 (144A)
‡
2,885,000 2,831,359
SOFR30A + 1.2000%, 6.5206%, 1/25/42 (144A)
‡
7,152,944 7,115,082
SOFR30A + 3.0000%, 8.3206%, 1/25/42 (144A)
‡
6,250,000 6,217,608
SOFR30A + 2.0000%, 7.3206%, 3/25/42 (144A)
‡
1,158,370 1,164,477
SOFR30A + 2.1000%, 7.4206%, 3/25/42 (144A)
‡
4,472,678 4,511,814
SOFR30A + 2.5000%, 7.8206%, 4/25/43 (144A)
‡
2,566,029 2,588,966
SOFR30A + 2.7000%, 8.0206%, 7/25/43 (144A)
‡
4,104,000 4,109,111
DBCCRE Mortgage Trust
4.5895%, 1/10/34 (144A) 1,750,000 1,728,516
4.9345%, 1/10/34 (144A)
‡
9,709,000 9,498,420
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
7.6985% , 7/15/38 (144A)
‡
2,842,050 2,774,759
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 3,331,515 2,938,092
4.0000%, 9/1/48 1,897,112 1,673,325
FHLMC Gold Pools, Other
3.5000%, 8/1/42 57,218 49,400
3.5000%, 8/1/42 53,320 46,034
3.0000%, 3/1/43 3,071 2,571
3.0000%, 6/1/43 64,240 52,984
3.0000%, 11/1/43 986,494 825,802
FHLMC STACR Debt Notes
SOFR30A + 2.3000%, 7.6206%, 8/25/33 (144A)
‡
17,879,528 17,961,780
SOFR30A + 2.6500%, 7.9706%, 7/25/42 (144A)
‡
291,380 296,462
FHLMC STACR REMIC Trust
SOFR30A + 2.2500%, 7.5706%, 8/25/33 (144A)
‡
12,150,654 12,018,485
SOFR30A + 0.7500%, 6.0706%, 10/25/33 (144A)
‡
1,202,837 1,199,586
SOFR30A + 2.1000%, 7.4206%, 10/25/33 (144A)
‡
4,200,000 4,186,944
SOFR30A + 1.6500%, 6.9706%, 1/25/34 (144A)
‡
2,098,183 2,093,407
SOFR30A + 2.1000%, 7.4206%, 9/25/41 (144A)
‡
8,235,000 7,997,252
SOFR30A + 0.8000%, 6.1206%, 10/25/41 (144A)
‡
3,863,851 3,846,445
SOFR30A + 0.8500%, 6.1706%, 11/25/41 (144A)
‡
5,395,223 5,344,955
SOFR30A + 1.8000%, 7.1206%, 11/25/41 (144A)
‡
14,000,000 13,753,118
SOFR30A + 1.3000%, 6.6206%, 2/25/42 (144A)
‡
1,690,414 1,684,356
SOFR30A + 2.1000%, 7.4206%, 3/25/42 (144A)
‡
7,753,868 7,789,274
SOFR30A + 2.1500%, 7.4706%, 9/25/42 (144A)
‡
1,832,135 1,847,359
SOFR30A + 5.2145%, 10.5351%, 6/25/50 (144A)
‡
1,572,261 1,690,829
SOFR30A + 2.0000%, 7.3206%, 12/25/50 (144A)
‡
3,012,139 3,031,347
SOFR30A + 1.8000%, 7.1206%, 1/25/51 (144A)
‡
10,632,627 10,579,502
FHLMC STACR Trust , SOFR30A + 2.0645% , 7.3851% , 10/25/49 (144A)
‡
463,776 464,346
FHLMC UMBS
3.0000%, 5/1/31 86,426 81,098
2.5000%, 12/1/31 11,277 10,319
3.0000%, 9/1/32 84,854 78,589
3.0000%, 1/1/33 46,046 42,582
2.5000%, 12/1/33 377,815 346,387

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
2.5000%, 11/1/34 $ 753,090 $ 661,640
3.0000%, 3/1/43 2,547,556 2,134,029
3.5000%, 12/1/44 511,556 442,263
3.0000%, 12/1/46 15,466 12,731
4.0000%, 3/1/47 149,261 132,243
3.0000%, 4/1/47 1,294,500 1,065,608
4.0000%, 11/1/47 374,224 331,485
3.0000%, 12/1/47 21,221 17,475
4.5000%, 8/1/48 117,724 107,224
4.0000%, 9/1/48 1,128,738 993,983
5.0000%, 9/1/48 81,551 76,534
4.0000%, 11/1/48 197,646 174,050
4.0000%, 12/1/48 2,448,168 2,155,893
4.5000%, 12/1/48 4,438,232 4,042,390
4.5000%, 12/1/48 290,786 265,297
4.5000%, 12/1/48 27,603 25,041
4.0000%, 5/1/49 440,411 386,647
4.0000%, 6/1/49 1,456,699 1,280,687
4.5000%, 6/1/49 168,874 153,215
4.0000%, 7/1/49 1,527,682 1,343,093
4.0000%, 7/1/49 5,870,843 5,161,783
4.5000%, 7/1/49 1,394,152 1,264,883
4.5000%, 7/1/49 214,455 194,627
3.0000%, 8/1/49 2,127,089 1,731,818
3.0000%, 8/1/49 102,431 82,012
3.5000%, 8/1/49 308,217 260,528
4.5000%, 8/1/49 1,259,693 1,142,891
4.5000%, 12/1/49 346,533 314,411
4.5000%, 1/1/50 237,170 215,253
4.5000%, 1/1/50 858,763 779,136
4.5000%, 2/1/50 754,589 684,860
3.5000%, 3/1/50 406,415 340,841
4.0000%, 3/1/50 2,343,785 2,063,971
4.0000%, 6/1/50 3,881,586 3,423,218
4.5000%, 9/1/50 14,021,153 12,770,618
4.0000%, 10/1/50 687,427 604,365
4.5000%, 10/1/50 8,296,976 7,530,276
4.5000%, 2/1/51 13,354,849 12,046,905
4.5000%, 9/1/51 6,924,505 6,246,334
3.0000%, 2/1/52 934,911 757,792
3.0000%, 3/1/52 1,703,343 1,380,248
4.5000%, 3/1/52 112,243 100,298
3.5000%, 4/1/52 826,457 694,053
3.5000%, 4/1/52 836,212 702,296
3.5000%, 4/1/52 2,665,247 2,239,611
3.5000%, 4/1/52 2,260,155 1,919,574
3.5000%, 4/1/52 2,760,579 2,319,718
5.5000%, 7/1/52 4,072,200 3,881,660
4.5000%, 8/1/52 5,243,244 4,688,067
5.0000%, 8/1/52 40,823,858 37,936,228
5.0000%, 8/1/52 7,745,213 7,174,863
5.5000%, 8/1/52 3,800,859 3,623,016
5.5000%, 9/1/52 3,222,217 3,071,240

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.5000%, 11/1/52 $ 1,432,824 $ 1,362,125
5.5000%, 11/1/52 16,097,525 15,315,431
5.5000%, 1/1/53 4,620,835 4,394,610
5.5000%, 1/1/53 3,689,442 3,507,441
5.0000%, 3/1/53 546,921 504,362
5.0000%, 3/1/53 6,317,622 5,826,014
5.0000%, 3/1/53 5,460,050 5,035,175
5.0000%, 3/1/53 5,956,005 5,492,537
5.0000%, 3/1/53 2,946,627 2,717,335
5.5000%, 3/1/53 2,643,163 2,508,120
5.5000%, 3/1/53 1,810,561 1,718,057
5.5000%, 3/1/53 4,948,704 4,700,807
5.5000%, 3/1/53 2,643,019 2,511,638
6.0000%, 3/1/53 8,131,134 7,950,580
5.0000%, 4/1/53 2,128,321 1,962,705
5.0000%, 4/1/53 1,332,415 1,228,700
5.0000%, 4/1/53 3,048,065 2,810,879
5.5000%, 4/1/53 3,162,774 3,001,183
5.5000%, 4/1/53 3,154,555 2,993,385
5.5000%, 4/1/53 1,856,911 1,762,039
5.5000%, 4/1/53 2,248,931 2,134,030
5.5000%, 4/1/53 2,964,520 2,813,059
5.5000%, 4/1/53 1,850,786 1,756,227
5.0000%, 5/1/53 2,837,805 2,616,909
5.0000%, 5/1/53 2,459,578 2,268,185
5.0000%, 5/1/53 2,451,452 2,261,788
5.0000%, 5/1/53 2,426,562 2,237,678
5.0000%, 5/1/53 2,068,541 1,907,577
5.0000%, 5/1/53 2,971,078 2,739,809
5.0000%, 5/1/53 6,210,542 5,727,267
5.0000%, 5/1/53 5,536,894 5,106,040
5.0000%, 5/1/53 3,916,694 3,611,915
5.0000%, 5/1/53 4,318,934 3,984,786
5.5000%, 5/1/53 1,330,924 1,262,926
5.5000%, 5/1/53 1,516,596 1,439,111
5.5000%, 5/1/53 3,581,155 3,398,133
5.5000%, 5/1/53 1,264,999 1,200,349
5.5000%, 5/1/53 2,301,648 2,184,054
5.5000%, 5/1/53 1,816,722 1,723,903
5.5000%, 5/1/53 3,300,263 3,133,672
5.5000%, 5/1/53 3,995,857 3,806,445
6.0000%, 5/1/53 2,016,794 1,963,777
6.0000%, 5/1/53 1,684,434 1,640,154
6.0000%, 5/1/53 1,148,493 1,118,302
6.5000%, 5/1/53 2,617,349 2,607,762
6.5000%, 5/1/53 1,633,059 1,624,443
6.5000%, 5/1/53 3,993,352 3,976,256
5.0000%, 6/1/53 7,592,368 7,004,960
5.0000%, 6/1/53 6,465,479 5,962,367
5.0000%, 6/1/53 1,342,391 1,239,376
5.0000%, 6/1/53 2,649,792 2,443,597
5.0000%, 6/1/53 7,511,308 6,926,814
5.0000%, 6/1/53 2,370,402 2,188,499

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 6/1/53 $ 1,204,821 $ 1,111,715
5.0000%, 6/1/53 4,050,099 3,734,939
5.0000%, 6/1/53 1,764,844 1,628,301
5.5000%, 6/1/53 12,959,060 12,314,879
5.5000%, 6/1/53 2,772,197 2,630,562
5.5000%, 6/1/53 3,028,041 2,873,287
5.5000%, 6/1/53 7,313,570 6,944,397
5.5000%, 6/1/53 1,854,418 1,759,674
5.5000%, 6/1/53 2,017,672 1,914,586
5.5000%, 6/1/53 6,844,443 6,494,752
5.5000%, 6/1/53 29,745,844 28,267,210
6.0000%, 6/1/53 2,415,981 2,352,471
6.5000%, 6/1/53 2,251,973 2,242,332
6.5000%, 6/1/53 1,580,104 1,573,340
6.5000%, 6/1/53 1,609,245 1,600,755
5.0000%, 7/1/53 5,614,777 5,227,142
5.5000%, 7/1/53 1,128,372 1,072,282
5.5000%, 7/1/53 1,442,502 1,370,797
6.0000%, 8/1/53 17,029,709 16,651,561
5.5000%, 9/1/53 3,979,595 3,781,773
5.5000%, 9/1/53 4,325,007 4,110,016
6.0000%, 9/1/53 10,183,001 9,945,508
6.0000%, 9/1/53 17,682,996 17,290,341
6.0000%, 9/1/53 25,270,345 24,709,212
6.0000%, 9/1/53 11,937,491 11,634,216
6.0000%, 10/1/53 5,337,576 5,219,054
FHLMC, REMIC
SOFR30A + 0.4645%, 5.7848%, 2/15/32
‡
16,701 16,659
SOFR30A + 0.7645%, 6.0848%, 3/15/32
‡
29,764 29,783
SOFR30A + 0.6145%, 5.9348%, 7/15/32
‡
11,582 11,648
SOFR30A + 0.5145%, 5.8348%, 1/15/33
‡
19,284 19,135
SOFR30A + 0.3645%, 5.6848%, 9/15/35
‡
15,669 15,632
SOFR30A + 0.7045%, 6.0248%, 10/15/37
‡
58,203 56,968
SOFR30A + 0.4145%, 5.7348%, 8/15/40
‡
20,993 21,091
SOFR30A + 0.6145%, 5.9348%, 9/15/40
‡
59,730 58,234
SOFR30A + 0.6645%, 5.9848%, 4/15/41
‡
199,723 194,565
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
32,775,557 4,261,947
2.5000%, 1/25/51
(a)
103,238,412 15,627,973
FNMA , SOFR30A + 0.9000% , 6.2206% , 11/25/41 (144A)
‡
6,233,865 6,207,837
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.3206% , 11/25/41
(144A)
‡
5,562,016 5,427,687
FNMA UMBS
2.5000%, 8/1/31 13,080 12,005
2.5000%, 10/1/31 14,967 13,747
2.5000%, 2/1/32 13,469 12,373
3.0000%, 11/1/34 60,119 54,481
3.0000%, 12/1/34 59,791 54,188
2.5000%, 9/1/36 42,488,121 37,300,728
2.5000%, 2/1/37 10,484,435 9,194,702
3.0000%, 1/1/43 193,987 162,672
3.0000%, 5/1/43 1,090,254 913,490
3.0000%, 5/1/43 1,414,406 1,184,816

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
12 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.0000%, 10/1/44 $ 870,610 $ 729,915
4.0000%, 5/1/45 721,186 641,062
4.0000%, 7/1/45 611,406 541,765
3.5000%, 12/1/45 489,357 418,172
3.0000%, 1/1/46 17,549 14,458
3.5000%, 1/1/46 43,542 37,204
3.0000%, 3/1/46 1,752,468 1,442,969
4.0000%, 7/1/46 1,205,613 1,065,732
3.0000%, 1/1/47 82,814 68,195
3.0000%, 1/1/47 357,688 294,518
3.5000%, 3/1/47 422,303 360,872
4.0000%, 5/1/47 296,056 262,623
3.5000%, 7/1/47 377,155 322,292
3.5000%, 8/1/47 135,157 116,446
4.0000%, 10/1/47 1,532,920 1,352,933
4.0000%, 11/1/47 6,862,840 6,056,596
3.5000%, 12/1/47 146,796 126,474
3.0000%, 2/1/48 487,050 401,774
5.0000%, 5/1/48 1,524,933 1,431,329
4.5000%, 6/1/48 1,662,711 1,514,415
3.5000%, 7/1/48 9,590,211 8,172,169
4.0000%, 7/1/48 1,877,875 1,653,684
4.0000%, 10/1/48 734,690 647,191
4.0000%, 11/1/48 2,192,724 1,930,944
4.0000%, 12/1/48 346,726 305,332
4.0000%, 2/1/49 1,129,713 994,841
4.0000%, 2/1/49 1,254,462 1,104,698
4.0000%, 6/1/49 287,214 252,510
4.5000%, 6/1/49 149,764 135,918
4.5000%, 7/1/49 5,841 5,302
3.0000%, 8/1/49 116,290 93,108
3.0000%, 8/1/49 98,658 78,991
4.5000%, 8/1/49 59,137 53,672
4.5000%, 8/1/49 215,649 195,711
3.0000%, 9/1/49 223,952 183,859
4.0000%, 9/1/49 4,535,374 3,987,607
4.5000%, 9/1/49 225,248 204,422
4.0000%, 11/1/49 419,203 368,739
4.0000%, 11/1/49 4,703,982 4,142,395
4.5000%, 12/1/49 291,084 264,102
4.5000%, 1/1/50 7,406,258 6,745,700
4.5000%, 1/1/50 288,734 262,053
4.0000%, 3/1/50 3,714,453 3,271,001
4.0000%, 3/1/50 6,883,724 6,063,898
4.0000%, 3/1/50 1,422,328 1,252,523
4.0000%, 4/1/50 1,879,771 1,639,926
3.0000%, 5/1/50 2,631,322 2,140,323
4.0000%, 5/1/50 4,157,941 3,628,689
4.0000%, 6/1/50 3,959,818 3,455,785
4.5000%, 7/1/50 1,073,916 969,162
4.0000%, 8/1/50 2,287,615 1,995,731
3.0000%, 9/1/50 4,516,478 3,656,507
4.0000%, 9/1/50 7,890,804 6,937,363

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 9/1/50 $ 21,610,972 $ 18,860,175
4.0000%, 10/1/50 7,500,177 6,597,296
4.5000%, 10/1/50 14,155,355 12,847,298
4.5000%, 10/1/50 4,556,360 4,149,982
4.5000%, 10/1/50 2,461,139 2,233,712
4.5000%, 12/1/50 1,508,058 1,360,363
4.5000%, 12/1/50 14,273,894 12,954,883
4.0000%, 3/1/51 187,258 164,902
4.0000%, 3/1/51 24,715,315 21,728,978
4.0000%, 3/1/51 371,326 326,459
4.0000%, 10/1/51 81,566,849 71,711,174
4.0000%, 10/1/51 2,672,202 2,349,321
4.0000%, 10/1/51 25,407,540 22,337,562
3.0000%, 12/1/51 45,851,771 37,137,239
3.5000%, 1/1/52 2,198,484 1,867,196
3.5000%, 2/1/52 5,558,053 4,719,654
3.0000%, 4/1/52 4,186,019 3,391,032
3.5000%, 4/1/52 5,135,835 4,353,562
3.5000%, 4/1/52 1,319,214 1,107,948
3.5000%, 4/1/52 3,859,070 3,240,821
3.5000%, 4/1/52 3,583,633 3,011,332
3.5000%, 4/1/52 1,161,637 975,534
3.5000%, 4/1/52 1,173,847 986,385
4.0000%, 4/1/52 2,695,783 2,355,778
4.5000%, 4/1/52 133,518 119,300
4.5000%, 4/1/52 237,173 211,934
4.5000%, 4/1/52 207,350 185,284
4.5000%, 4/1/52 538,557 481,246
4.5000%, 4/1/52 455,557 407,078
4.5000%, 4/1/52 261,183 233,389
3.5000%, 5/1/52 3,772,698 3,169,913
3.5000%, 5/1/52 23,532,015 19,944,053
4.5000%, 5/1/52 722,810 645,891
3.5000%, 6/1/52 12,611,062 10,703,883
3.5000%, 6/1/52 21,875,090 18,532,984
3.5000%, 7/1/52 3,200,176 2,711,249
3.5000%, 7/1/52 566,379 480,638
4.5000%, 7/1/52 2,329,107 2,082,491
3.5000%, 8/1/52 1,030,230 872,670
4.5000%, 8/1/52 21,307,770 19,051,609
5.0000%, 8/1/52 17,523,403 16,232,997
5.5000%, 8/1/52 6,390,943 6,091,494
5.0000%, 9/1/52 16,168,080 14,918,081
5.5000%, 9/1/52 13,819,586 13,141,696
5.5000%, 10/1/52 22,672,372 21,552,957
5.5000%, 10/1/52 21,495,907 20,451,534
4.5000%, 11/1/52 7,512,421 6,760,775
5.5000%, 11/1/52 5,206,427 4,953,474
5.5000%, 11/1/52 1,195,560 1,136,792
5.5000%, 11/1/52 6,238,407 5,922,623
5.5000%, 11/1/52 14,724,285 14,031,510
5.5000%, 1/1/53 1,448,915 1,377,710
5.5000%, 2/1/53 3,889,967 3,691,162

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
14 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 2/1/53 $ 32,161,424 $ 30,574,895
5.0000%, 3/1/53 3,765,427 3,472,420
5.0000%, 3/1/53 2,090,707 1,928,018
5.0000%, 3/1/53 4,497,708 4,147,605
5.0000%, 3/1/53 1,862,850 1,717,892
5.5000%, 3/1/53 8,218,417 7,798,527
5.5000%, 3/1/53 4,770,614 4,528,132
5.5000%, 3/1/53 5,180,558 4,915,795
5.5000%, 3/1/53 4,213,243 4,002,188
5.5000%, 3/1/53 2,519,169 2,392,976
5.5000%, 3/1/53 5,144,323 4,888,604
5.5000%, 3/1/53 4,832,446 4,590,373
5.5000%, 3/1/53 1,598,269 1,517,591
6.5000%, 3/1/53 1,096,546 1,090,760
5.0000%, 4/1/53 2,546,092 2,347,968
5.0000%, 4/1/53 2,252,982 2,077,666
5.0000%, 4/1/53 508,964 469,359
5.0000%, 4/1/53 596,586 550,162
5.5000%, 4/1/53 3,574,621 3,391,989
5.5000%, 4/1/53 2,779,918 2,637,889
5.5000%, 4/1/53 762,089 723,620
6.0000%, 4/1/53 2,029,108 1,975,767
6.0000%, 4/1/53 2,455,906 2,391,346
6.0000%, 4/1/53 1,752,846 1,706,768
5.0000%, 5/1/53 1,908,988 1,760,440
5.0000%, 5/1/53 7,547,893 6,960,552
5.0000%, 5/1/53 2,824,986 2,605,088
5.0000%, 5/1/53 1,552,041 1,431,230
5.0000%, 5/1/53 2,487,296 2,293,746
5.5000%, 5/1/53 1,416,018 1,344,540
5.5000%, 5/1/53 2,163,907 2,053,317
5.5000%, 5/1/53 738,583 701,301
5.5000%, 5/1/53 4,240,249 4,023,609
5.5000%, 5/1/53 2,075,083 1,969,064
6.0000%, 5/1/53 4,373,339 4,257,391
6.0000%, 5/1/53 12,957,450 12,625,689
6.0000%, 5/1/53 5,411,372 5,269,119
6.5000%, 5/1/53 8,254,841 8,219,501
6.5000%, 5/1/53 2,530,721 2,521,450
6.5000%, 5/1/53 3,407,687 3,389,708
6.5000%, 5/1/53 2,018,209 2,006,861
5.0000%, 6/1/53 4,305,239 4,008,826
5.0000%, 6/1/53 6,086,275 5,615,391
5.0000%, 6/1/53 4,509,728 4,158,802
5.0000%, 6/1/53 7,691,216 7,092,723
5.5000%, 6/1/53 4,131,985 3,920,877
5.5000%, 6/1/53 2,164,982 2,054,336
6.0000%, 6/1/53 4,277,916 4,165,459
6.0000%, 6/1/53 3,632,472 3,536,983
6.0000%, 6/1/53 2,737,866 2,665,893
6.5000%, 6/1/53 1,825,283 1,815,012
5.0000%, 7/1/53 14,553,657 13,548,895
5.0000%, 8/1/53 14,878,575 13,851,381

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
6.0000%, 8/1/53 $ 10,930,979 $ 10,688,254
5.5000%, 9/1/53 2,398,443 2,279,219
5.5000%, 9/1/53 22,598,387 21,475,045
6.0000%, 9/1/53 5,525,751 5,403,050
6.0000%, 9/1/53 13,877,767 13,569,608
6.0000%, 9/1/53 9,599,932 9,386,763
6.0000%, 9/1/53 12,079,004 11,810,788
6.0000%, 9/1/53 8,195,921 8,013,929
6.0000%, 9/1/53 10,929,141 10,651,484
6.5000%, 10/1/53 79,921,795 80,109,332
FNMA, Other
3.0000%, 4/1/38 156,574 137,872
3.0000%, 9/1/42 246,230 206,085
3.0000%, 10/1/42 181,659 152,403
3.0000%, 1/1/43 318,750 266,782
3.0000%, 3/1/43 408,296 341,569
3.0000%, 5/1/43 93,850 78,513
3.0000%, 6/1/46 360,732 298,717
3.0000%, 11/1/46 76,503 62,991
3.0000%, 2/1/57 1,629,104 1,306,079
2.5000%, 6/1/62 46,216,088 34,960,121
FNMA, REMIC
3.0000%, 7/25/28 451,088 426,119
SOFR30A + 0.5145%, 5.8351%, 4/25/32
‡
26,684 26,448
SOFR30A + 0.6645%, 5.9851%, 4/25/32
‡
13,406 13,413
SOFR30A + 0.6145%, 5.9351%, 9/25/33
‡
22,565 22,585
SOFR30A + 0.4145%, 5.7351%, 10/25/35
‡
21,724 21,212
SOFR30A + 0.4645%, 5.7851%, 4/25/36
‡
75,818 73,772
SOFR30A + 0.6345%, 5.9551%, 9/25/37
‡
22,036 21,718
SOFR30A + 0.5145%, 5.8351%, 9/25/40
‡
11,669 11,658
SOFR30A + 53.7407%, 0.0000%, 10/25/40
‡
41,248 48,672
SOFR30A + 0.5445%, 5.8651%, 11/25/40
‡
14,227 13,869
SOFR30A + 0.5145%, 5.8351%, 9/25/42
‡
9,738 9,404
SOFR30A + 0.4645%, 5.7851%, 10/25/42
‡
124,894 121,266
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 197,254
SOFR30A + 0.6145%, 5.9351%, 2/25/43
‡
35,132 34,168
SOFR30A + 0.8000%, 6.0000%, 9/25/52
‡
11,039,129 10,396,663
3.5000%, 1/25/61
(a)
22,680,011 4,213,399
FNMA/FHLMC UMBS, 15 Year, Single Family
3.0000%, TBA, 15 Year Maturity
(b)
22,190,036 19,830,259
3.5000%, TBA, 15 Year Maturity
(b)
52,931,419 48,330,938
4.0000%, TBA, 15 Year Maturity
(b)
48,169,370 44,909,460
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
313,624,255 230,280,805
2.5000%, TBA, 30 Year Maturity
(b)
844,471,096 647,287,940
3.0000%, TBA, 30 Year Maturity
(b)
174,390,776 139,398,220
3.5000%, TBA, 30 Year Maturity
(b)
80,335,666 66,889,564
6.0000%, TBA, 30 Year Maturity
(b)
98,085,554 95,449,014
6.5000%, TBA, 30 Year Maturity
(b)
600,000 596,455
FREMF Mortgage Trust , SOFR30A + 6.1145% , 11.4311% , 9/25/29 (144A)
‡
921,600 899,806
GNMA
CME Term SOFR 1 Month + 0.5145%, 5.8490%, 8/16/29
‡
12,596 12,665
CME Term SOFR 1 Month + 0.5145%, 5.8536%, 7/20/34
‡
37,370 36,495

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
16 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
CME Term SOFR 1 Month + 0.4145%, 5.7490%, 8/16/34
‡
$ 28,233 $ 27,773
CME Term SOFR 1 Month + 0.3145%, 5.6536%, 6/20/35
‡
21,872 21,166
CME Term SOFR 1 Month + 0.2645%, 5.6036%, 8/20/35
‡
27,019 25,987
CME Term SOFR 1 Month + 0.4145%, 5.7536%, 4/20/37
‡
9,486 9,156
CME Term SOFR 1 Month + 0.4245%, 5.7636%, 6/20/37
‡
25,793 24,953
CME Term SOFR 1 Month + 0.4345%, 5.7736%, 7/20/37
‡
40,581 39,425
CME Term SOFR 1 Month + 0.6145%, 5.9536%, 10/20/37
‡
13,118 12,823
CME Term SOFR 1 Month + 0.6145%, 5.9536%, 10/20/37
‡
31,409 30,540
CME Term SOFR 1 Month + 0.6145%, 5.9536%, 2/20/38
‡
25,713 25,073
CME Term SOFR 1 Month + 0.6145%, 5.9536%, 2/20/38
‡
51,570 50,247
CME Term SOFR 1 Month + 0.7145%, 6.0490%, 1/16/40
‡
8,646 8,449
CME Term SOFR 1 Month + 0.4645%, 5.8036%, 6/20/40
‡
558 552
CME Term SOFR 1 Month + 0.5445%, 5.8790%, 10/16/40
‡
37,265 36,841
0.0000%, 5/16/41
¤
4,139,007 2,975,209
CME Term SOFR 1 Month + 0.4145%, 5.7536%, 7/20/41
‡
17,412 17,172
SOFR30A + 1.3000%, 6.5000%, 8/20/53
‡
9,951,068 9,782,315
GNMA II, 30 Year
4.5000%, 2/20/48 1,185,879 1,088,807
4.0000%, 5/20/48 267,752 238,668
4.0000%, 6/20/48 901,512 803,588
4.5000%, 7/20/48 134,256 121,556
4.5000%, 11/20/48 169,759 155,358
5.0000%, 1/20/49 9,919 9,288
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 16,745,247
3.0000%, TBA, 30 Year Maturity
(b)
113,094,962 93,109,499
3.5000%, TBA, 30 Year Maturity
(b)
32,813,377 27,955,521
4.0000%, TBA, 30 Year Maturity
(b)
71,568,688 62,861,140
4.5000%, TBA, 30 Year Maturity
(b)
72,120,488 65,112,901
5.0000%, TBA, 30 Year Maturity
(b)
31,369,194 29,176,958
5.5000%, TBA, 30 Year Maturity
(b)
20,289,288 19,398,020
GNMA II, Other
4.0000%, 2/20/49 176,724 154,988
4.0000%, 4/20/49 154,513 135,509
Imperial Fund Mortgage Trust , 5.9410% , 2/25/68 (144A)
Ç
4,571,737 4,458,291
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 7.6889%, 10/25/57 (144A)
‡
9,346,246 9,371,158
CME Term SOFR 1 Month + 2.6145%, 7.9389%, 10/25/57 (144A)
‡
2,549,655 2,530,339
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
576,028 480,521
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,533,013
2.4850%, 10/25/51 (144A)
‡
2,600,000 1,931,938
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
9,190,230 9,091,977
7.1080%, 9/25/43 (144A)
‡
6,184,223 6,133,768
Saluda Grade Alternative Mortgage Trust , 7.7120% , 8/25/53 4,916,930 4,881,835
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
774,456 639,832
4.0000%, 9/25/49 (144A)
‡
101,396 86,802
Towd Point Mortgage Trust , 6.7500% , 7/25/63 (144A)
‡
3,531,160 3,524,223
Total Mortgage-Backed Securities (cost $3,537,658,432) 3,407,681,649

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 4.6%
Money Market Funds - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
£,∞
(cost $91,443,298) 91,425,012 $ 91,443,297
Total Investments (total cost $3,790,100,258 ) - 182.4% 3,659,418,555
Liabilities, net of Cash, Receivables and Other Assets - (82.4%) (1,653,300,742)
Net Assets - 100.0% $2,006,117,813
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 3,659,418,555 100.0%
$ – – %

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
18 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (40.9)%
Mortgage-Backed Securities - (40.9)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
$ (190,387,320) $ (164,461,327)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(100,629,919) (89,856,782)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(177,683,191) (163,803,824)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(206,176,170) (195,572,323)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(212,400,000) (206,690,688)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(600,000) (596,455)
Total Securities Sold Short (proceeds $828,297,317) $ (820,981,399)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (820,981,399) 100.0%
$– – %
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investment Company - 4.6%
Money Market Funds - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 3,569,555 $ 5,992 $ (57) $ 91,443,297
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
59
Δ
– – –
Total Affiliated Investments - 4.6% $ 3,569,614 $ 5,992 $ (57) $ 91,443,297
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investment Company - 4.6%
Money Market Funds - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 7,789,100 $ 1,730,310,490 $ (1,646,662,228) $ 91,443,297
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
– 72,508 (72,508) –
Total Affiliated Investments - 4.6% $ 7,789,100 $ 1,730,382,998 $ (1,646,734,736) $ 91,443,297

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2023.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 298 12/29/23 $ 60,321,719 $ (6,540)
U.S. Treasury 5 Year Notes 2,691 12/29/23 281,146,431 (2,001,301)
Total - Futures Long (2,007,841)
Futures Short:
U.S. Treasury 10 Year Notes 729 12/19/23 (77,399,297) 1,194,419
U.S. Treasury 10 Year Ultra Bonds 1,969 12/19/23 (214,282,578) 5,774,663
U.S. Treasury Ultra Bonds 276 12/19/23 (31,067,250) 2,981,954
Total - Futures Short 9,951,036
Total $7,943,195
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2023
Interest Rate
Contracts
Asset Derivatives:
*
Futures contracts $9,951,036
Liability Derivatives:
*
Futures contracts 2,007,841
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $3,320,836 $3,320,836
Swap contracts (656,221) — (656,221)
Total $(656,221) $3,320,836 $2,664,615

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2023
20 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $8,698,561 $8,698,561
Swap contracts 590,196 — 590,196
Total $590,196 $8,698,561 $9,288,757
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2023
Futures contracts:
Average notional amount of contracts - long $86,121,548
Average notional amount of contracts - short 138,049,570
Credit default swaps:
Average notional amount - buy protection 30,587,500

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
Janus Detroit Street Trust 21
Bloomberg U.S.
MBS Index
Bloomberg U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2023.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $353,124,362 which represents 17.6% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
22 October 31, 2023
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 160,293,609 $ —
Mortgage-Backed Securities — 3,407,681,649 —
Investment Companies — 91,443,297 —
Total Investments in Securities $ — $ 3,659,418,555 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 9,951,036 $ — $ —
Total Assets $ 9,951,036 $ 3,659,418,555 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 820,981,399 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 2,007,841 $ — $ —
Total Liabilities $ 2,007,841 $ 820,981,399 $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
October 31, 2023
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $3,698,656,960) $ 3,567,975,258
Affiliated investments, at value (cost $91,443,298) 91,443,297
Cash 3,550,416
Due from broker for futures 6,340,000
Receivable for variation margin on futures contracts 25,669
Receivables:
TBA investments sold 997,628,991
Fund units sold 4,217,171
Dividends 689,758
Interest 7,801,407
Total Assets 4,679,671,967
Liabilities:
TBA sales commitments, at value (proceeds $828,297,317) 820,981,399
Payables:
Investments purchased 46,182,601
TBA investments purchased 1,803,881,426
Fund units purchased 2,107,087
Management fees 401,641
Total Liabilities 2,673,554,154
Commitments and contingent liabilities
Net Assets $ 2,006,117,813
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,282,092,665
Total distributable earnings (loss) (275,974,852)
Total Net Assets $ 2,006,117,813
Net Assets $ 2,006,117,813
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 47,575,000
Net Asset Value Per Share $ 42.17

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
For the year ended October 31, 2023
24 October 31, 2023
See Notes to Financial Statements.
Investment Income:
Interest $ 62,374,139
Dividends from affiliates 3,569,555
Dividends 17,500
Affiliated securities lending income, net     59
Unaffiliated securities lending income, net 3
Total Investment Income 65,961,256
Expenses:
Management Fees 3,313,192
Total Expenses 3,313,192
Net Investment Income/(Loss) 62,648,064
Net Realized Gain/(Loss) on Investments:
Investments $ (27,045,984)
Investments in affiliates 5,992
TBA sales commitments (54,828,137)
Futures contracts 3,320,836
Swap contracts (656,221)
Total Net Realized Gain/(Loss) on Investments $ (79,203,514)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (62,179,433)
Investments in affiliates (57)
TBA sales commitments (4,933,510)
Futures contracts 8,698,561
Swap contracts 590,196
Total Change in Unrealized Net Appreciation/Depreciation $ (57,824,243)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (74,379,693)

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 25
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 62,648,064 $ 15,508,940
Net realized gain/(loss) on investments (79,203,514) (91,090,098)
Change in unrealized net appreciation/depreciation (57,824,243) (59,350,277)
Net Increase/(Decrease) in Net Assets Resulting from Operations (74,379,693) (134,931,435)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (53,878,171) (14,943,831)
Net Decrease from Dividends and Distributions to Shareholders (53,878,171) (14,943,831)
Capital Share Transactions 1,357,772,676 78,104,500
Net Increase/(Decrease) in Net Assets 1,229,514,812 (71,770,766)
Net Assets: — —
Beginning of Year   776,603,001 848,373,767
End of Year $ 2,006,117,813 $ 776,603,001

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
26 October 31, 2023
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $44.25 $52.94 $53.58 $52.62 $49.53
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
2.18 0.92 0.66 1.22 1.56
Net realized and unrealized gain/(loss) (2.33) (8.73) (0.19) 1.51 3.03
Total from Investment Operations (0.15) (7.81) 0.47 2.73 4.59
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (1.93) (0.88) (1.00) (1.77) (1.50)
Distributions (from capital gains) — — (0.11) — —
Total Dividends and Distributions (1.93) (0.88) (1.11) (1.77) (1.50)
Net Asset Value, End of Period $42.17 $44.25 $52.94 $53.58 $52.62
Total Return
*
(0.57)% (14.89)% 0.88% 5.30%
(2)
9.40%
(2)
Net assets, End of Period (in thousands) $2,006,118 $776,603 $848,374 $578,645 $168,381
Average Net Assets for the Period (in thousands) $1,297,545 $835,074 $712,596 $369,845 $78,797
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.26% 0.28% 0.28% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 4.83% 1.86% 1.24% 2.31% 3.05%
Portfolio Turnover Rate
(3)(4)
48% 143% 162% 300% 348%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
28 October 31, 2023
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
30 October 31, 2023
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
32 October 31, 2023
and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
34 October 31, 2023
has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2023.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.26% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
36 October 31, 2023
not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.28% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2023 through
February 29, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 37
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2023 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$12,612,595 $— $(164,509,012) $— $— $(124,078,435)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(149,555,267) $(14,953,745) $(164,509,012)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$3,790,812,908 $3,627,226 $(135,021,579) $(131,394,353)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(820,354,122) $17,057,047 $(9,741,129) $7,315,918
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$53,878,171 $— $— $—

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
38 October 31, 2023
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$14,943,831 $— $— $—
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 31,300,000 $ 1,414,619,295 7,625,000 $ 377,266,247
Shares repurchased (1,275,000) (56,846,619) (6,100,000) (299,161,747)
Net Increase/(Decrease) 30,025,000 $ 1,357,772,676 1,525,000 $ 78,104,500
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,858,577,208 $598,500,590 $— $—

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
40 October 31, 2023
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 41
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
42 October 31, 2023
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93085 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Janus Henderson AAA CLO ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson AAA CLO ETF (JAAA) seeks capital
preservation and current income by seeking to deliver floating rate exposure to high-quality AAA rated collateralized loan
obligations (CLOs).
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned 8.81% net of fees (based on NAV), underperforming its benchmark, the J.P. Morgan CLO AAA Index, which returned 9.08%.
In its ongoing fight against inflation, the Federal Reserve (Fed) hiked rates by 2.25% over the period, and the yield on 2-year U.S. Treasuries increased from 4.48% to 5.08%. While higher yields pressured returns on Treasuries,
CLOs benefitted from rising rates due to their floating-rate coupons. The yield on the J.P. Morgan CLO AAA Index ended the period at 6.43%.
Credit spreads on AAA CLOs, calculated using the J.P. Morgan CLO AAA Index discount margin, narrowed from their ex-COVID historical-wide level of 2.24% to 1.76% during the period. In our view, current spread levels imply
AAA CLOs are already pricing in a hard landing for the U.S. economy. If the U.S. does not enter a recession, we think there is potential for excess returns from further spread narrowing in the sector.
Security selection within the CLO market drove relative underperformance over the period. The Fund’s modestly higher allocation to A rated securities detracted. Relative underperformance was also witnessed within the Fund’s senior AAA securities, as a portion of those holdings were purchased in 2021 at record-low coupons, which are somewhat more sensitive to changes in interest rates.
Janus Henderson AAA CLO ETF is an actively managed ETF seeking to invest in high-quality CLOs. The ETF seeks to deliver investors risk-managed access to an asset class that may provide consistent risk-adjusted returns and low correlation to traditional fixed income asset classes, while exhibiting low volatility with low downgrade risk.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Jessica Shill John Kerschner Nick Childs
co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson AAA CLO ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligation 101.2%
Investment Company 2.9%
104.1%
Ratings
†
Summary
– (% of Total Investments)
AAA 94.80%
Aa 1.66%
A 4.76%
Other (1.22)%
† Credit quality ratings reflect the middle rating received from Moody’s,
Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used.
If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).
“Other” includes cash equivalents, equity securities, and certain derivative instruments.

Janus Henderson AAA CLO ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.24% (gross), 0.22% (net). See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson AAA CLO ETF - NAV 8.81% 3.02%
Janus Henderson AAA CLO ETF - Market Price 8.91% 3.05%
J.P. Morgan CLO AAA Index 9.08% 3.34%
* The Fund commenced operations on October 16, 2020.

Janus Henderson AAA CLO ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $1,042.30 $1.08 $1,000.00 $1,024.15 $1.07 0.21%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson AAA CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson AAA CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson AAA CLO ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2023 and for the period October 16,
2020 (commencement of operations) through October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2023 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the three years in the period ended October 31,
2023 and for the period October 16, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 101.2%
720 East CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1500%, 7.5459%,
10/15/36 (144A)
‡
$ 13,000,000 $ 12,831,637
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 6.8235%,
12/2/34 (144A)
‡
59,020,000 58,529,308
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 6.8074%,
1/20/35 (144A)
‡
26,341,220 25,999,232
AGL CLO 6 Ltd. 2020-6A AR, CME Term SOFR 3 Month + 1.4616%, 6.8774%,
7/20/34 (144A)
‡
53,150,000 52,830,462
AGL Core CLO 15 Ltd. 2021-15A A1, CME Term SOFR 3 Month + 1.4116%,
6.8274%, 1/20/35 (144A)
‡
43,200,000 42,862,651
AGL Core CLO 4 Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3316%,
6.7474%, 4/20/33 (144A)
‡
5,500,000 5,467,808
Aimco CLO 11 Ltd. 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7944%,
10/17/34 (144A)
‡
28,050,000 27,838,952
Allegro CLO XII Ltd. 2020-1A A1, CME Term SOFR 3 Month + 1.5116%, 6.9235%,
1/21/32 (144A)
‡
34,225,000 34,132,969
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%, 7.0055%,
10/15/34 (144A)
‡
6,875,000 6,703,895
Anchorage Capital CLO 24 Ltd. 2022-24A A1, CME Term SOFR 3 Month +
1.4800%, 6.8739%, 4/15/34 (144A)
‡
19,875,000 19,729,237
Anchorage Capital CLO 9 Ltd. 2016-9A AR2, CME Term SOFR 3 Month +
1.4016%, 6.7955%, 7/15/32 (144A)
‡
37,950,000 37,658,089
Anchorage Capital CLO Ltd. 2014-4RA A, CME Term SOFR 3 Month + 1.3116%,
6.7016%, 1/28/31 (144A)
‡
11,619,396 11,562,019
Apidos CLO XLIII Ltd. 2023-43A A2, CME Term SOFR 3 Month + 2.0500%,
7.4282%, 4/25/35 (144A)
‡
5,000,000 4,999,890
Apidos CLO XXXIII 2020-33A AR, CME Term SOFR 3 Month + 1.4116%, 6.8101%,
10/24/34 (144A)
‡
18,630,000 18,461,678
Ares LV CLO Ltd. 2020-55A A1R, CME Term SOFR 3 Month + 1.3916%, 6.7855%,
7/15/34 (144A)
‡
39,250,000 38,971,835
Ares LVI CLO Ltd. 2020-56A AR, CME Term SOFR 3 Month + 1.4216%, 6.7998%,
10/25/34 (144A)
‡
14,950,000 14,825,466
Ares LXI CLO Ltd. 2021-61A A, CME Term SOFR 3 Month + 1.4116%, 6.8274%,
10/20/34 (144A)
‡
43,783,000 43,367,543
Ares LXX CLO Ltd. 2023-70A A2, CME Term SOFR 3 Month + 1.9500%,
0.0000%, 10/25/35 (144A)
‡
24,500,000 24,487,407
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%, 6.7255%,
4/15/34 (144A)
‡
24,720,000 24,383,437
Ares XXXIV CLO Ltd. 2015-2A AR2, CME Term SOFR 3 Month + 1.5116%,
6.9144%, 4/17/33 (144A)
‡
11,995,000 11,911,935
Atlas Senior Loan Fund Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.5316%,
6.9474%, 1/20/34 (144A)
‡
14,845,000 14,717,853
Atlas Senior Loan Fund VII Ltd. 2016-7A A2R, CME Term SOFR 3 Month +
1.8116%, 7.1995%, 11/27/31 (144A)
‡
10,000,000 9,691,780
Atrium XIV LLC 14A A2A, CME Term SOFR 3 Month + 1.7116%, 7.1055%, 8/23/30
(144A)
‡
4,400,000 4,370,582
Bain Capital Credit CLO Ltd. 2021-6A C, CME Term SOFR 3 Month + 2.3116%,
7.7235%, 10/21/34 (144A)
‡
10,700,000 10,405,632
Bain Capital Credit CLO Ltd. 2020-4A A2R, CME Term SOFR 3 Month + 1.9500%,
7.3658%, 10/20/36 (144A)
‡
19,500,000 19,499,259
Bain Capital Credit CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.1500%,
7.5726%, 10/21/36 (144A)
‡
13,150,000 13,090,615
Bain Capital Credit CLO Ltd. 2023-4A C, CME Term SOFR 3 Month + 2.9000%,
8.3226%, 10/21/36 (144A)
‡
12,150,000 12,130,900

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ballyrock CLO 19 Ltd. 2022-19A A1, CME Term SOFR 3 Month + 1.3300%,
6.7458%, 4/20/35 (144A)
‡
$ 25,000,000 $ 24,633,775
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 6.6855%,
7/15/32 (144A)
‡
22,590,000 22,462,276
Barings CLO Ltd. LP-2A A, ICE LIBOR USD 3 Month + 1.1000%, 6.7774%,
1/20/34 (144A)
‡
10,450,000 10,379,536
Battalion CLO VIII Ltd. 2015-8A A1R2, CME Term SOFR 3 Month + 1.3316%,
6.7267%, 7/18/30 (144A)
‡
12,901,517 12,849,033
Battalion CLO XV Ltd. 2020-15A A2, CME Term SOFR 3 Month + 1.8616%,
7.2644%, 1/17/33 (144A)
‡
7,500,000 7,280,737
Benefit Street Partners CLO Ltd. 2015-6BR A, CME Term SOFR 3 Month +
1.4516%, 6.8674%, 7/20/34 (144A)
‡
14,515,000 14,405,223
Benefit Street Partners CLO XIX Ltd. 2019-19A A, CME Term SOFR 3 Month +
1.6116%, 7.0055%, 1/15/33 (144A)
‡
35,000,000 34,898,710
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month +
1.9500%, 0.0000%, 10/25/36 (144A)
‡
11,000,000 10,996,194
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
6.7855%, 1/15/35 (144A)
‡
35,653,000 35,326,989
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month + 1.3616%,
6.7774%, 4/20/34 (144A)
‡
23,700,000 23,358,365
BlueMountain CLO XXXII Ltd. 2021-32A A, CME Term SOFR 3 Month + 1.4316%,
6.8255%, 10/15/34 (144A)
‡
12,645,000 12,502,187
BlueMountain CLO XXXIII Ltd. 2021-33A A, CME Term SOFR 3 Month + 1.4516%,
6.8314%, 11/20/34 (144A)
‡
17,400,000 17,225,739
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 6.8055%, 1/15/30 (144A)
‡
3,500,000 3,413,792
Buckhorn Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3816%,
6.7767%, 7/18/34 (144A)
‡
45,230,000 44,892,132
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
6.8216%, 1/30/31 (144A)
‡
3,010,000 2,931,219
Carlyle US CLO Ltd. 2017-5A A1B, CME Term SOFR 3 Month + 1.5116%,
6.9274%, 1/20/30 (144A)
‡
12,527,000 12,311,373
Carlyle US CLO Ltd. 2019-1A A1AR, CME Term SOFR 3 Month + 1.3416%,
6.7574%, 4/20/31 (144A)
‡
25,170,000 25,020,490
Carlyle US CLO Ltd. 2021-3SA A1, CME Term SOFR 3 Month + 1.3216%, 6.7155%,
4/15/34 (144A)
‡
16,800,000 16,605,204
Carlyle US CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7955%,
4/15/34 (144A)
‡
65,736,000 65,269,800
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
6.7798%, 1/25/35 (144A)
‡
30,310,000 30,022,934
Carlyle US CLO Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.4216%, 6.8155%,
10/15/35 (144A)
‡
34,000,000 33,719,466
Carlyle US CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.5054%, 7/20/36 (144A)
‡
9,000,000 8,989,047
Carlyle US CLO Ltd. 2023-2A C, CME Term SOFR 3 Month + 3.0000%, 8.2554%,
7/20/36 (144A)
‡
13,000,000 13,038,558
Carlyle US CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 1.9500%,
0.0000%, 10/25/36 (144A)
‡
8,000,000 7,997,272
CBAM Ltd. 2018-8A A1, CME Term SOFR 3 Month + 1.3816%, 6.7974%, 10/20/29
(144A)
‡
8,020,860 7,992,105
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 6.7974%,
4/20/32 (144A)
‡
29,500,000 29,287,246
CBAM Ltd. 2020-13A A, CME Term SOFR 3 Month + 1.6916%, 7.1074%, 1/20/34
(144A)
‡
25,880,000 25,702,230

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.7774%, 4/20/34
(144A)
‡
$ 20,000,000 $ 19,771,620
CBAM Ltd. 2020-12A AR, CME Term SOFR 3 Month + 1.4416%, 6.8574%,
7/20/34 (144A)
‡
35,000,000 34,632,990
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.8574%,
1/20/35 (144A)
‡
16,897,000 16,705,084
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.1774%,
1/20/35 (144A)
‡
13,889,000 13,335,912
Cedar Funding XI CLO Ltd. 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%,
6.7155%, 5/29/32 (144A)
‡
34,120,000 33,919,204
CIFC Funding 2019-I Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3616%,
6.7774%, 4/20/32 (144A)
‡
15,710,000 15,614,452
CIFC Funding 2019-V Ltd. 2019-5A A2RS, CME Term SOFR 3 Month + 2.0116%,
7.4055%, 1/15/35 (144A)
‡
15,500,000 15,272,181
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
6.8074%, 10/20/34 (144A)
‡
55,500,000 55,042,291
CIFC Funding Ltd. 2013-2A A3LR, CME Term SOFR 3 Month + 2.2116%,
7.6066%, 10/18/30 (144A)
‡
6,205,000 5,989,804
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.8344%, 1/17/35 (144A)
‡
70,605,000 70,107,305
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 6.8035%,
1/23/35 (144A)
‡
35,826,000 35,488,053
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 7.0939%,
7/16/35 (144A)
‡
10,000,000 9,822,430
CIFC Funding Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4116%, 6.8055%,
7/15/36 (144A)
‡
22,800,000 22,621,316
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
6.8474%, 10/20/34 (144A)
‡
12,140,000 11,933,377
Deer Creek CLO Ltd. 2017-1A A, CME Term SOFR 3 Month + 1.4416%, 6.8574%,
10/20/30 (144A)
‡
3,047,301 3,038,248
Dryden 102 CLO Ltd. 2023-102A A2, CME Term SOFR 3 Month + 2.0000%,
7.3938%, 10/15/36 (144A)
‡
10,400,000 10,360,563
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
7.1950%, 4/18/36 (144A)
‡
32,000,000 32,079,488
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
8.4950%, 4/18/36 (144A)
‡
16,550,000 16,562,826
Dryden 107 CLO Ltd. 2023-107A A2, CME Term SOFR 3 Month + 2.1500%,
7.5492%, 8/15/35 (144A)
‡
10,000,000 9,997,600
Dryden 107 CLO Ltd. 2023-107A C, CME Term SOFR 3 Month + 3.0000%,
8.3992%, 8/15/35 (144A)
‡
14,750,000 14,745,487
Dryden 72 CLO Ltd. 2019-72A AR, CME Term SOFR 3 Month + 1.3416%,
6.7062%, 5/15/32 (144A)
‡
30,000,000 29,782,110
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
6.6955%, 4/15/34 (144A)
‡
56,041,000 55,241,463
Dryden 76 CLO Ltd. 2019-76A A1R, CME Term SOFR 3 Month + 1.4116%,
6.8274%, 10/20/34 (144A)
‡
10,750,000 10,631,212
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
6.7614%, 5/20/34 (144A)
‡
44,600,000 44,037,906
Dryden 78 CLO Ltd. 2020-78A A, CME Term SOFR 3 Month + 1.4416%, 6.8444%,
4/17/33 (144A)
‡
7,750,000 7,686,349
Dryden 85 CLO Ltd. 2020-85A AR, CME Term SOFR 3 Month + 1.4116%,
6.8055%, 10/15/35 (144A)
‡
44,893,000 44,410,221
Eaton Vance CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
6.8255%, 10/15/34 (144A)
‡
25,850,000 25,560,170

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO 23 Ltd. 2023-2A A, CME Term SOFR 3 Month + 1.8000%,
7.1939%, 4/16/36 (144A)
‡
$ 40,000,000 $ 40,065,240
Elmwood CLO 24 Ltd. 2023-3A A2, CME Term SOFR 3 Month + 1.9500%,
0.0000%, 12/11/33 (144A)
‡
10,000,000 10,000,000
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%, 7.7402%,
7/15/36 (144A)
‡
22,500,000 22,527,653
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 7.0898%, 1/25/35 (144A)
‡
10,000,000 9,676,440
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 7.3282%, 4/25/36 (144A)
‡
47,500,000 47,490,975
Hayfin US XIV Ltd. 2021-14A A1, CME Term SOFR 3 Month + 1.4916%, 6.9074%,
7/20/34 (144A)
‡
16,800,000 16,512,938
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 7.1658%,
7/20/35 (144A)
‡
5,000,000 4,906,685
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 7.5832%,
10/20/36 (144A)
‡
16,000,000 15,991,872
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 6.7574%,
4/20/32 (144A)
‡
7,110,000 7,063,671
KKR CLO 27 Ltd. 27A AR, CME Term SOFR 3 Month + 1.2800%, 6.6739%,
10/15/32 (144A)
‡
20,700,000 20,545,330
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 6.8674%,
10/20/34 (144A)
‡
31,345,000 31,039,135
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 6.8355%,
10/15/34 (144A)
‡
17,130,000 16,918,873
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 6.8474%,
1/20/35 (144A)
‡
18,750,000 18,542,644
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 6.7239%,
4/15/35 (144A)
‡
10,359,000 10,198,663
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 0.0000%,
10/20/36 (144A)
‡
8,750,000 8,745,503
KKR CLO Ltd. 22A A, CME Term SOFR 3 Month + 1.4116%, 6.8274%, 7/20/31
(144A)
‡
2,948,116 2,935,469
LCM 35 Ltd. 35A A2, CME Term SOFR 3 Month + 1.6616%, 7.0555%, 10/15/34
(144A)
‡
5,750,000 5,598,792
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 6.9555%, 7/16/31 (144A)
‡
18,000,000 17,580,078
LCM XXIII Ltd. 23A A1R, CME Term SOFR 3 Month + 1.3316%, 6.7474%,
10/20/29 (144A)
‡
12,712,349 12,687,839
LCM XXIV Ltd. 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.6574%, 3/20/30
(144A)
‡
21,988,482 21,872,471
Logan CLO I Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4216%, 6.8374%,
7/20/34 (144A)
‡
32,950,000 32,796,717
Logan CLO II Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%, 6.8274%,
1/20/35 (144A)
‡
24,196,521 24,013,208
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
6.7735%, 1/22/35 (144A)
‡
15,085,000 14,854,743
Madison Park Funding LIX Ltd. 2021-59A A, CME Term SOFR 3 Month + 1.4016%,
6.7966%, 1/18/34 (144A)
‡
42,300,000 42,108,127
Madison Park Funding LXII Ltd. 2022-62A CR, CME Term SOFR 3 Month +
3.0000%, 8.4028%, 7/17/36 (144A)
‡
18,000,000 17,998,956
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 7.6619%, 4/21/35 (144A)
‡
15,000,000 15,016,395
Madison Park Funding XLVIII Ltd. 2021-48A A, CME Term SOFR 3 Month +
1.4116%, 6.8084%, 4/19/33 (144A)
‡
15,750,000 15,638,317

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XX Ltd. 2016-20A A2R, CME Term SOFR 3 Month +
1.5616%, 6.9491%, 7/27/30 (144A)
‡
$ 4,750,000 $ 4,666,846
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 6.7355%, 10/15/32 (144A)
‡
79,250,000 78,824,427
Madison Park Funding XXXVIII Ltd. 2021-38A A, CME Term SOFR 3 Month +
1.3816%, 6.7844%, 7/17/34 (144A)
‡
38,760,000 38,369,493
Magnetite XV Ltd. 2015-15A CR, CME Term SOFR 3 Month + 2.0616%, 7.4398%,
7/25/31 (144A)
‡
6,950,000 6,782,498
Magnetite Xxix Ltd. 2021-29A A, CME Term SOFR 3 Month + 1.2516%, 6.6455%,
1/15/34 (144A)
‡
21,806,000 21,650,981
Magnetite XXVI Ltd. 2020-26A A1R, CME Term SOFR 3 Month + 1.3816%,
6.7598%, 7/25/34 (144A)
‡
47,360,536 46,964,602
Marble Point CLO XI Ltd. 2017-2A A, CME Term SOFR 3 Month + 1.4416%,
6.8366%, 12/18/30 (144A)
‡
2,544,282 2,526,134
Mountain View CLO LLC 2017-2A AR, CME Term SOFR 3 Month + 1.3016%,
6.6955%, 1/16/31 (144A)
‡
21,645,897 21,565,223
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, CME Term SOFR 3 Month +
2.1616%, 7.5555%, 4/15/34 (144A)
‡
8,000,000 7,708,248
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, CME Term SOFR 3
Month + 2.0116%, 7.4274%, 1/20/31 (144A)
‡
7,000,000 6,757,667
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, CME Term SOFR 3
Month + 1.3416%, 6.7355%, 10/16/33 (144A)
‡
27,550,000 27,404,398
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 6.7555%, 7/16/35 (144A)
‡
11,368,725 11,280,640
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 6.7944%, 7/17/35 (144A)
‡
26,725,000 26,573,977
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%, 6.7974%,
10/20/34 (144A)
‡
54,346,613 53,793,691
Oaktree CLO Ltd. 2019-2A A1AR, CME Term SOFR 3 Month + 1.3816%, 6.7755%,
4/15/31 (144A)
‡
3,000,000 2,978,052
Oaktree CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4116%, 6.8055%,
7/15/34 (144A)
‡
22,695,000 22,320,737
Oaktree CLO Ltd. 2023-2A AJ, CME Term SOFR 3 Month + 2.2500%, 7.6320%,
7/20/36 (144A)
‡
8,000,000 7,996,600
OCP CLO Ltd. 2019-17A A1R, CME Term SOFR 3 Month + 1.3016%, 6.7174%,
7/20/32 (144A)
‡
63,780,000 63,359,052
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 6.7755%,
7/15/34 (144A)
‡
23,400,000 23,117,117
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.8174%,
7/20/34 (144A)
‡
40,000,000 39,548,240
Octagon 66 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 2.0000%, 0.0000%,
11/16/36 (144A)
‡
11,000,000 11,000,000
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 0.0000%,
10/20/36 (144A)
‡
15,000,000 15,000,000
Octagon 70 Alto Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.0500%,
7.4552%, 10/20/36 (144A)
‡
18,000,000 17,896,284
Octagon Investment Partners 29 Ltd. 2016-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.8401%, 1/24/33 (144A)
‡
68,716,000 68,260,688
Octagon Investment Partners 40 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.4316%, 6.8474%, 1/20/35 (144A)
‡
22,380,000 22,121,063
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.8355%, 10/15/34 (144A)
‡
48,600,000 48,075,217
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 6.7339%, 4/15/35 (144A)
‡
9,380,000 9,233,269

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 48 Ltd. 2020-3A AR, CME Term SOFR 3 Month +
1.4116%, 6.8274%, 10/20/34 (144A)
‡
$ 37,168,000 $ 36,744,210
Octagon Investment Partners 49 Ltd. 2020-5A A1, CME Term SOFR 3 Month +
1.4816%, 6.8755%, 1/15/33 (144A)
‡
35,000,000 34,908,020
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 6.8055%, 1/15/35 (144A)
‡
53,400,000 52,761,656
Octagon Investment Partners 51 Ltd. 2021-1A A, CME Term SOFR 3 Month +
1.4116%, 6.8274%, 7/20/34 (144A)
‡
16,455,000 16,275,575
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month +
1.5116%, 6.9055%, 7/15/29 (144A)
‡
20,000,000 19,709,180
Octagon Investment Partners XXI Ltd. 2014-1A AAR3, CME Term SOFR 3 Month +
1.2616%, 6.6308%, 2/14/31 (144A)
‡
21,150,000 21,012,863
OHA Credit Funding 16 Ltd. 2023-16A A2, CME Term SOFR 3 Month + 1.9500%,
0.0000%, 10/20/36 (144A)
‡
15,000,000 14,994,885
OHA Credit Funding 3 Ltd. 2019-3A AR, CME Term SOFR 3 Month + 1.4016%,
6.8174%, 7/2/35 (144A)
‡
110,000,000 109,341,539
OHA Credit Funding 8 Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4516%,
6.8466%, 1/18/34 (144A)
‡
20,000,000 19,942,200
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
6.8255%, 10/15/34 (144A)
‡
29,400,000 29,190,731
Palmer Square Loan Funding Ltd. 2021-1A A1, CME Term SOFR 3 Month +
1.1616%, 6.5774%, 4/20/29 (144A)
‡
7,755,812 7,724,580
Palmer Square Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month +
2.0000%, 7.3939%, 4/15/30 (144A)
‡
15,000,000 14,548,230
Pikes Peak CLO 11 2022-11A A1, CME Term SOFR 3 Month + 1.9500%, 7.3282%,
7/25/34 (144A)
‡
11,000,000 11,011,627
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 7.3658%,
4/20/36 (144A)
‡
30,000,000 29,868,990
Race Point VIII CLO Ltd. 2013-8A BR2, CME Term SOFR 3 Month + 1.7616%,
7.1414%, 2/20/30 (144A)
‡
19,290,000 18,982,074
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.8435%,
4/23/34 (144A)
‡
5,520,000 5,478,760
Rad CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 6.7674%,
1/20/34 (144A)
‡
12,400,000 12,311,935
Rad CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 8.7658%,
4/20/35 (144A)
‡
15,500,000 15,537,556
Rad CLO 20 Ltd. 2023-20A C, CME Term SOFR 3 Month + 3.0000%, 8.4058%,
7/20/36 (144A)
‡
18,500,000 18,523,662
RAD CLO 21 Ltd. 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 0.0000%,
1/25/33 (144A)
‡
81,710,572 81,667,298
Rad CLO 22 Ltd. 2023-22A A2, CME Term SOFR 3 Month + 2.1000%, 0.0000%,
1/20/37 (144A)
‡
10,000,000 10,000,000
Recette CLO Ltd. 2015-1A ARR, CME Term SOFR 3 Month + 1.3416%, 6.7574%,
4/20/34 (144A)
‡
23,700,000 23,390,336
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
6.8155%, 10/15/34 (144A)
‡
13,481,022 13,398,882
Regatta XXIII Funding Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4116%,
6.8274%, 1/20/35 (144A)
‡
56,418,000 55,992,383
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
7.1543%, 7/15/36 (144A)
‡
10,000,000 10,009,000
Regatta XXV Funding Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.0500%,
8.3043%, 7/15/36 (144A)
‡
11,000,000 11,008,371
Regatta XXVI Funding Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.0000%,
0.0000%, 1/25/37 (144A)
‡
9,000,000 9,000,000

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
12 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 6.7166%,
1/18/34 (144A)
‡
$ 11,250,000 $ 11,122,043
Rockford Tower CLO Ltd. 2017-3A A, CME Term SOFR 3 Month + 1.4516%,
6.8674%, 10/20/30 (144A)
‡
22,153,328 22,119,833
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
6.7774%, 4/20/34 (144A)
‡
14,500,000 14,322,839
Rockford Tower CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 2.1500%,
7.5658%, 10/20/35 (144A)
‡
9,500,000 9,500,000
RR 1 LLC 2017-1A A1AB, CME Term SOFR 3 Month + 1.4116%, 6.8055%, 7/15/35
(144A)
‡
57,050,000 56,656,298
RR 16 Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.3716%, 6.7655%, 7/15/36
(144A)
‡
16,035,000 15,911,049
RR 27 Ltd. 2023-27A A1B, CME Term SOFR 3 Month + 1.9500%, 0.0000%,
10/15/35 (144A)
‡
10,000,000 9,996,460
RRX 4 Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4616%, 6.8555%, 7/15/34
(144A)
‡
27,110,000 26,957,832
Sandstone Peak II Ltd. 2023-1A A, CME Term SOFR 3 Month + 2.2000%,
7.3481%, 7/20/36 (144A)
‡
50,000,000 50,054,450
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
8.6481%, 7/20/36 (144A)
‡
13,600,000 13,673,766
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month +
1.9116%, 7.3274%, 4/20/33 (144A)
‡
35,000,000 33,909,820
Shackleton CLO Ltd. 2017-11A AR, CME Term SOFR 3 Month + 1.3516%,
6.7162%, 8/15/30 (144A)
‡
40,813,811 40,660,514
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
6.8774%, 7/20/34 (144A)
‡
3,825,000 3,765,154
Shackleton CLO Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.4716%, 6.8874%,
10/20/34 (144A)
‡
26,870,000 26,469,852
Signal Peak CLO 1 Ltd. 2014-1A AR3, CME Term SOFR 3 Month + 1.4216%,
6.8244%, 4/17/34 (144A)
‡
24,920,000 24,657,368
Signal Peak CLO 12 Ltd. 2022-12A A1, CME Term SOFR 3 Month + 1.5400%,
6.9350%, 7/18/34 (144A)
‡
80,391,000 79,866,449
Signal Peak CLO 4 Ltd. 2017-4A AR, CME Term SOFR 3 Month + 1.4416%,
6.8212%, 10/26/34 (144A)
‡
18,000,000 17,808,660
Signal Peak CLO 5 Ltd. 2018-5A A, CME Term SOFR 3 Month + 1.3716%,
6.7498%, 4/25/31 (144A)
‡
13,402,840 13,354,952
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
6.9274%, 10/20/31 (144A)
‡
5,500,000 5,455,725
Sound Point CLO XVII 2017-3A A1R, CME Term SOFR 3 Month + 1.2416%,
6.6574%, 10/20/30 (144A)
‡
19,662,012 19,564,784
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
6.7435%, 4/21/31 (144A)
‡
8,702,544 8,667,116
Steele Creek CLO Ltd. 2018-2A A, CME Term SOFR 3 Month + 1.4616%,
6.8408%, 8/18/31 (144A)
‡
13,000,000 12,909,507
Sycamore Tree CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.4000%,
7.7386%, 10/20/36 (144A)
‡
10,000,000 9,982,300
Symphony CLO 40 Ltd. 2023-40A A2, CME Term SOFR 3 Month + 2.0000%,
0.0000%, 1/14/34 (144A)
‡
8,000,000 8,000,000
Symphony CLO XV Ltd. 2014-15A AR3, CME Term SOFR 3 Month + 1.3416%,
6.7444%, 1/17/32 (144A)
‡
22,390,000 22,219,075
Symphony CLO XXII Ltd. 2020-22A A1A, CME Term SOFR 3 Month + 1.5516%,
6.9467%, 4/18/33 (144A)
‡
2,650,000 2,637,667
Symphony CLO XXVI Ltd. 2021-26A AR, CME Term SOFR 3 Month + 1.3416%,
6.7574%, 4/20/33 (144A)
‡
18,110,000 17,908,327

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TCW CLO Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4216%, 6.8374%,
4/20/34 (144A)
‡
$ 15,000,000 $ 14,924,565
THL Credit Wind River CLO Ltd. 2014-2A AR, CME Term SOFR 3 Month +
1.4016%, 6.7955%, 1/15/31 (144A)
‡
31,346,294 31,258,964
THL Credit Wind River CLO Ltd. 2017-1A ARR, CME Term SOFR 3 Month +
1.3216%, 6.7166%, 4/18/36 (144A)
‡
9,250,000 9,058,507
TICP CLO XIV Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.3416%, 6.7574%,
10/20/32 (144A)
‡
27,480,000 27,295,362
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%, 7.1066%,
1/18/35 (144A)
‡
8,000,000 7,790,536
Trimaran Cavu Ltd. 2019-1A A2, CME Term SOFR 3 Month + 2.1616%, 7.5774%,
7/20/32 (144A)
‡
8,000,000 7,953,664
Trinitas CLO IX Ltd. 2018-9A CRR, CME Term SOFR 3 Month + 2.5116%,
7.9274%, 1/20/32 (144A)
‡
2,000,000 1,927,686
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
6.9555%, 4/15/34 (144A)
‡
5,000,000 4,865,560
Venture 43 CLO Ltd. 2021-43A A2, CME Term SOFR 3 Month + 1.7616%, 7.1555%,
4/15/34 (144A)
‡
7,500,000 7,294,650
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
7.0055%, 1/15/31 (144A)
‡
15,500,000 14,962,305
Voya CLO Ltd. 2014-2A A1RR, CME Term SOFR 3 Month + 1.2816%, 6.6844%,
4/17/30 (144A)
‡
16,565,911 16,494,197
Voya CLO Ltd. 2018-1A A1, CME Term SOFR 3 Month + 1.2116%, 6.6084%,
4/19/31 (144A)
‡
7,976,598 7,926,824
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 6.7174%,
4/20/34 (144A)
‡
16,920,000 16,690,277
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
7.7158%, 4/20/36 (144A)
‡
20,000,000 20,021,620
Wind River CLO Ltd. 2023-1A C2, CME Term SOFR 3 Month + 3.7500%,
9.1282%, 4/25/36 (144A)
‡
7,500,000 7,525,950
Zais CLO 13 Ltd. 2019-13A A1A, CME Term SOFR 3 Month + 1.7516%, 7.1455%,
7/15/32 (144A)
‡
20,000,000 19,767,801
Total Collateralized Loan Obligations (cost $4,517,181,426) 4,525,710,094
Investment Companies - 2.9%
Money Market Funds - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
£,∞
(cost $129,288,307) 129,262,455 129,288,307
Total Investments (total cost $4,646,469,733 ) - 104.1% 4,654,998,401
Liabilities, net of Cash, Receivables and Other Assets - (4.1%) (182,925,035)
Net Assets - 100.0% $4,472,073,366
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 4,654,998,401 100.0%

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2023
14 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investment Company - 2.9%
Money Market Funds - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 2,933,413 $ 3,464 $ (6,793) $ 129,288,307
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investment Company - 2.9%
Money Market Funds - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 117,098,991 $ 2,615,272,311 $ (2,603,079,666) $ 129,288,307

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
Janus Detroit Street Trust 15
J.P. Morgan CLO AAA Index J.P. Morgan CLO AAA Index is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $4,525,710,094 which represents 101.2% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 4,525,710,094 $ —
Investment Companies — 129,288,307 —
Total Assets $ — $ 4,654,998,401 $ —

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
October 31, 2023
16 October 31, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $4,517,181,426) $ 4,525,710,094
Affiliated investments, at value (cost $129,288,307) 129,288,307
Cash 1,408,867
Receivables:
Fund units sold 20,093,157
Dividends 668,119
Interest 17,621,972
Total Assets 4,694,790,516
Liabilities:
Payables:
Investments purchased 221,960,572
Management fees 756,578
Total Liabilities 222,717,150
Commitments and contingent liabilities
Net Assets $ 4,472,073,366
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 4,450,725,376
Total distributable earnings (loss) 21,347,990
Total Net Assets $ 4,472,073,366
Net Assets $ 4,472,073,366
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 89,150,000
Net Asset Value Per Share $ 50.16

Janus Henderson AAA CLO ETF
Statement of Operations
For the year ended October 31, 2023
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Investment Income:
Interest $ 179,787,813
Dividends from affiliates 2,933,413
Total Investment Income 182,721,226
Expenses:
Management Fees 6,026,305
Total Expenses 6,026,305
Net Investment Income/(Loss) 176,694,921
Net Realized Gain/(Loss) on Investments:
Investments $ 185,495
Investments in affiliates 3,464
Total Net Realized Gain/(Loss) on Investments $ 188,959
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 45,303,915
Investments in affiliates (6,793)
Total Change in Unrealized Net Appreciation/Depreciation $ 45,297,122
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 222,181,002

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
18 October 31, 2023
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 176,694,921 $ 27,855,409
Net realized gain/(loss) on investments 188,959 (13,210,957)
Change in unrealized net appreciation/depreciation 45,297,122 (37,472,826)
Net Increase/(Decrease) in Net Assets Resulting from Operations 222,181,002 (22,828,374)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (156,829,695) (22,387,705)
Net Decrease from Dividends and Distributions to Shareholders (156,829,695) (22,387,705)
Capital Share Transactions 2,744,352,534 1,447,583,838
Net Increase/(Decrease) in Net Assets 2,809,703,841 1,402,367,759
Net Assets: — —
Beginning of Year   1,662,369,525 260,001,766
End of Year $ 4,472,073,366 $ 1,662,369,525

Janus Henderson AAA CLO ETF
Financial Highlights
Janus Detroit Street Trust 19
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021 2020
(1)
Net Asset Value, Beginning of Period $48.82 $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
3.16 1.26 0.58 0.02
Net realized and unrealized gain/(loss) 1.02 (2.00) 0.69 (0.23)
Total from Investment Operations 4.18 (0.74) 1.27 (0.21)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (2.84) (0.93) (0.57) —
Total Dividends and Distributions (2.84) (0.93) (0.57) —
Net Asset Value, End of Period $50.16 $48.82 $50.49 $49.79
Total Return
*
8.81% (1.48)%
(3)
2.55% (0.42)%
Net assets, End of Period (in thousands) $4,472,073 $1,662,371 $260,002 $119,486
Average Net Assets for the Period (in thousands) $2,775,624 $1,097,168 $146,235 $95,755
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.22% 0.24% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 6.37% 2.54% 1.16% 1.29%
Portfolio Turnover Rate
(4)
47% 55% 42% 0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
20 October 31, 2023
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson AAA CLO ETF
Notes to Financial Statements
22 October 31, 2023
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that

Janus Henderson AAA CLO ETF
Notes to Financial Statements
24 October 31, 2023
there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.22% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.22% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from January 20, 2023 through February
29, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$26,152,881 $— $(13,170,168) $— $— $8,365,277

Janus Henderson AAA CLO ETF
Notes to Financial Statements
26 October 31, 2023
During the year ended October 31, 2023, capital loss carryovers of $108,169 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(10,760,512) $(2,409,656) $(13,170,168)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$4,646,633,124 $15,042,321 $(6,677,044) $8,365,277
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$156,829,695 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$22,387,705 $— $— $—
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 55,100,000 $ 2,744,352,534 29,300,000 $ 1,467,286,269
Shares repurchased — — (400,000) (19,702,431)
Net Increase/(Decrease) 55,100,000 $ 2,744,352,534 28,900,000 $ 1,447,583,838

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,222,544,972 $1,290,247,151 $— $—

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
28 October 31, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 29
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
30 October 31, 2023
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93087 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF

Janus Henderson U.S. Real Estate ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson U.S. Real Estate ETF (JRE) seeks total return through a combination of capital appreciation and current
income.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned -6.19% (based on NAV), while its benchmark, the FTSE Nareit Equity REITs Index, returned -6.10%.
U.S. property equities underperformed broader equities over the period, on concerns that tightening lending standards disproportionately would impact the real estate sector. Despite these concerns, however, we saw evidence of the advantages of lower-leveraged public real estate investment trusts (REITs) that continue to have access to capital, with U.S. REITs accessing the unsecured bond market post-Silicon Valley Bank fallout. 2023 year-
to-date debt issuance for U.S. REITs has been considerably higher than the long-term average.
There was a wide range in sub-sector performance: data center REITs rallied on hopes that developments in artificial intelligence will greatly improve long-term leasing prospects, and healthcare REITs gained on strong fundamentals.
Lagging areas of the market included office, given continued occupancy pressure as technology-focused tenants downsize space requirements due to hybrid work preferences, as well as economic uncertainty and concerns related to more highly levered balance sheets. Apartments and self-storage also lagged on decelerating growth following two years of record demand.
On the operational front, earnings reports generally supported the view that U.S. REITs can deliver strong results in
2023, with marginally lower but still solid growth into 2024 as contractual rental uplifts support continued revenue gains, and as supply growth is set to remain muted in most property types, indicative of incumbent landlord pricing power.
Within the Fund, stock selection-driven results were mixed over the period. Our underweight allocation to data center REITs detracted from relative performance, while our exposure to healthcare REITs and facilities proved beneficial.
Data center REIT Equinix was the top detractor from relative performance. We initiated a new position in Equinix toward period-end following an intervening sell-off in the stock. Healthcare REIT Welltower was the Fund’s top contributor, benefiting from multiple tailwinds including an aging population, dwindling new supply, and ongoing recovery in occupancy and rental levels for senior living properties following a prolonged period of COVID-19-
induced weakness.
The Janus Henderson U.S. Real Estate ETF is an actively managed equity ETF that seeks compelling outperformance by investing in REITs and real estate-related businesses. The Fund’s emphasis on local property market knowledge combined with a repeatable, disciplined investment process seeks to provide defensive growth, diversification relative to broad equities and fixed income, and dividends for investors.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Greg Kuhl Danny Greenberger
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Real Estate ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Prologis, Inc.
Industrial REITs 13.5%
Equinix, Inc.
Specialized REITs 11.2%
VICI Properties, Inc.
Specialized REITs 7.3%
Welltower, Inc.
Health Care REITs 6.7%
Americold Realty Trust, Inc.
Industrial REITs 5.8%
44.5%
Sector Allocation
– (% of Net Assets)
Financial 95.6%
Consumer, Non-cyclical 3.4%
Investment Company 0.9%
99.9%

Janus Henderson U.S. Real Estate ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.65%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson U.S. Real Estate ETF - NAV -6.19% -8.00%
Janus Henderson U.S. Real Estate ETF - Market Price -5.92% -7.98%
FTSE Nareit Equity REITs Index -6.10% -7.99%
* The Fund commenced operations on June 22, 2021.

Janus Henderson U.S. Real Estate ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $878.90 $3.08 $1,000.00 $1,021.93 $3.31 0.65%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson U.S. Real Estate ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Real Estate ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the
"Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period June 22, 2021
(commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2023 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October
31, 2023 and for the period June 22, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99.0%
Health Care Providers & Services - 3.4%
Chartwell Retirement Residences 20,283 $ 148,442
Health Care REITs - 14.8%
Healthpeak Properties, Inc. 11,013 171,252
Sabra Health Care REIT, Inc. 13,438 183,294
Welltower, Inc. 3,531 295,227
649,773
Industrial REITs - 24.2%
Americold Realty Trust, Inc. 9,723 254,937
Prologis, Inc. 5,893 593,720
STAG Industrial, Inc. 6,443 214,036
1,062,693
Real Estate Management & Development - 3.3%
CBRE Group, Inc. - Class A* 2,102 145,753
Residential REITs - 12.4%
American Homes 4 Rent - Class A 5,199 170,215
Camden Property Trust 2,313 196,328
UDR, Inc. 5,664 180,172
546,715
Retail REITs - 22.4%
Agree Realty Corp. 3,517 196,741
Brixmor Property Group, Inc. 10,374 215,675
NNN REIT, Inc. 5,053 183,576
SITE Centers Corp. 16,419 191,446
Spirit Realty Capital, Inc. 5,452 196,217
983,655
Specialized REITs - 18.5%
Equinix, Inc. 674 491,777
VICI Properties, Inc. - Class A 11,506 321,018
812,795
Total Common Stocks (cost $4,951,866) 4,349,826
Investment Companies - 0.9%
Money Market Funds - 0.9%
Invesco Government & Agency Portfolio, Institutional Class, 5.2700%
∞
(cost
$37,728) 37,728 37,728
Total Investments (total cost $4,989,594 ) - 99.9% 4,387,554
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 5,389
Net Assets - 100.0% $4,392,943
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 4,239,112 96.6%
Canada 148,442 3.4
Total $ 4,387,554 100.0%

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
$ 61
Δ
$ – $ – $ –
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2665%
∞
$ – $ 49,680 $ (49,680) $ –

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
8 October 31, 2023
FTSE Nareit Equity
REITs Index
FTSE Nareit Equity REITs Index reflects performance of the U.S. equity real estate investment trust market, excluding timber and infrastructure.
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2023.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 4,349,826 $ — $ —
Investment Companies 37,728 — —
Total Assets $ 4,387,554 $ — $ —

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $4,989,594) $ 4,387,554
Cash denominated in foreign currency (cost $2,580) 2,535
Receivables:
Dividends 5,147
Interest 185
Total Assets 4,395,421
Liabilities:
Payables:
Management fees 2,478
Total Liabilities 2,478
Commitments and contingent liabilities
Net Assets $ 4,392,943
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 5,516,418
Total distributable earnings (loss) (1,123,475)
Total Net Assets $ 4,392,943
Net Assets $ 4,392,943
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 225,001
Net Asset Value Per Share $ 19 .52

Janus Henderson U.S. Real Estate ETF
Statement of Operations
For the year ended October 31, 2023
10 October 31, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 159,371
Affiliated securities lending income, net     61
Unaffiliated securities lending income, net 30
Foreign tax withheld (1,715)
Total Investment Income 157,747
Expenses:
Management Fees 31,939
Total Expenses 31,939
Net Investment Income/(Loss) 125,808
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (392,885)
Total Net Realized Gain/(Loss) on Investments $ (392,885)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (10,196)
Total Change in Unrealized Net Appreciation/Depreciation $ (10,196)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (277,273)

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 125,808 $ 121,288
Net realized gain/(loss) on investments (392,885) 13,213
Change in unrealized net appreciation/depreciation (10,196) (1,518,526)
Net Increase/(Decrease) in Net Assets Resulting from Operations (277,273) (1,384,025)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (111,958) (135,131)
Net Decrease from Dividends and Distributions to Shareholders (111,958) (135,131)
Capital Share Transactions 1,574,243 (6,707,563)
Net Increase/(Decrease) in Net Assets 1,185,012 (8,226,719)
Net Assets: — —
Beginning of Year   3,207,931 11,434,650
End of Year $ 4,392,943 $ 3,207,931

Janus Henderson U.S. Real Estate ETF
Financial Highlights
12 October 31, 2023
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.56 0.38 0.17
Net realized and unrealized gain/(loss) (1.84) (5.41) 1.80
Total from Investment Operations (1.28) (5.03) 1.97
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.59) (0.48) (0.07)
Total Dividends and Distributions (0.59) (0.48) (0.07)
Net Asset Value, End of Period $19.52 $21.39 $26.90
Total Return
*
(6.19)% (18.85)% 7.90%
Net assets, End of Period (in thousands) $4,393 $3,208 $11,435
Average Net Assets for the Period (in thousands) $4,929 $8,325 $10,790
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 2.55% 1.46% 1.84%
Portfolio Turnover Rate
(3)
73% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
14 October 31, 2023
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
16 October 31, 2023
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
ESG Investment Risk
Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-
related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
the Fund may be limited at times. ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive ESG practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2023.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
18 October 31, 2023
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2023, the Adviser owned 1 share or 0.00% of the Fund.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Daily Net Assets Fee Rate
$0-$250 Million 0.65%
Next $750 Million 0.60%
Over $1 Billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$36,662 $— $(556,198) $— $(48) $(603,891)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(196,864) $(359,334) $(556,198)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$4,991,445 $64,498 $(668,389) $(603,891)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$111,958 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$135,131 $— $— $—

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
20 October 31, 2023
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2023, the Fund had net realized gain of $41,742 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 100,000 $ 2,137,471 50,000 $ 1,357,429
Shares repurchased (25,000) (563,228) (325,000) (8,064,992)
Net Increase/(Decrease) 75,000 $ 1,574,243 (275,000) $ (6,707,563)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$3,574,162 $3,474,782 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,107,111 $558,770 $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2023.
Qualified Dividend Income Percentage 4%

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
22 October 31, 2023
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
24 October 31, 2023
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93088 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson International Sustainable
Equity ETF
Janus Detroit Street Trust

Janus Henderson International Sustainable Equity ETF

Janus Henderson International Sustainable Equity ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson International Sustainable Equity ETF (SXUS)
seeks long-term growth of capital.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned 0.42% (based on NAV), while its benchmark, the MSCI All Country World ex USA Index
SM
, returned 12.07%.
International equities finished the period higher despite spells of considerable volatility. After the more cyclical sector strength of late 2022, early in 2023 secular growth stocks outperformed as signs of cooling inflation sparked hopes that interest rates may be approaching a peak. Despite turmoil within parts of the banking sector at the end of
2023’s first quarter, equity markets soon brushed off the crisis and the rally in secular growth shares continued. By this stage, optimism regarding artificial intelligence (AI) had built considerably, and perceived beneficiaries of this trend – most notably semiconductor firms and technology companies with AI investments – led the market higher.
The outlook, however, remained uncertain, with sticky inflation in Europe and the failure of China’s emergence from lockdowns to spark a strong recovery.
Many of the sustainable investment themes that we follow were weaker than expected, especially as we got further into 2023. Higher interest rates, inflation, and policy uncertainty weighed on the pace of renewable energy development. Real estate and construction markets were slow, and many industrial markets related to electrification and digitalization came under pressure. Despite these challenges, we retained a constructive outlook and noted the remarkable progress made in recent years. Trends such as reshoring and the transition to renewables currently enjoy almost universal support from major governments, and we expect these trends to accelerate.
As a result of these dynamics, the Fund’s stock selection negatively impacted relative returns, particularly in the utilities sector. Renewable energy developers Boralex and Innergex detracted as higher Treasury yields weighed on utilities and renewable energy companies more broadly. However, we believe that as leading developers and operators of renewable energy assets, these names stand to benefit from the global energy transition and supportive renewables legislation.
The Fund’s lack of exposure to consumer staples proved beneficial, with shares generally suffering from the rotation out of defensive sectors over the period. Lack of exposure to the rate-sensitive real estate sector was also additive.
At the individual stock level, semiconductor manufacturer ASML Holding was a top contributor owing to strong demand for its proprietary lithography equipment and higher degree of earnings visibility due to its large orders backlog. Our longer-term outlook for the company remains positive as we believe that, even in a moderate recession, customers will continue to rely on ASML to advance their process technology road maps.
The Janus Henderson International Sustainable Equity ETF is a high-conviction, low-carbon-oriented portfolio of international companies selected for their sustainable characteristics, compounding growth potential, and positive impact on the environment and society. We believe there is a strong link between sustainable development, innovation, and long-term compounding growth. Our investment framework seeks to invest in international companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth, and help mitigate downside risk.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson International Sustainable Equity ETF
(unaudited)
2 October 31, 2023
provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Fund At A Glance
October 31, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Intact Financial Corp.
Insurance 5.8%
Schneider Electric SE
Electrical Equipment 5.3%
ASML Holding NV
Semiconductors & Semiconductor Equipment 5.1%
SSE plc
Electric Utilities 4.9%
Infineon Technologies AG
Semiconductors & Semiconductor Equipment 4.4%
25.5%
Sector Allocation
– (% of Net Assets)
Industrial 25.3%
Technology 19.6%
Financial 15.8%
Consumer, Non-cyclical 11.5%
Utilities 11.3%
Consumer, Cyclical 8.8%
Communications 5.0%
Investment Company 2.0%
Basic Materials 0.5%
99.8%

Janus Henderson International Sustainable Equity ETF
(unaudited)
Performance
4 October 31, 2023
Total annual expense ratio as stated in the prospectus: 0.60%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson International Sustainable Equity ETF - NAV 0.42% -20.73%
Janus Henderson International Sustainable Equity ETF - Market Price 0.76% -20.51%
MSCI All Country World ex USA Index
SM
12.07% -8.37%
* The Fund commenced operations on September 8, 2021.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $835.80 $2.82 $1,000.00 $1,022.13 $3.11 0.61%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson International Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
6 October 31, 2023
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson International Sustainable
Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson International Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31,
2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October
31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Number of Warrants Value
Common Stocks - 97 .8%
Banks - 1 .5%
HDFC Bank Ltd. (ADR) 1,764 $ 99,754
Chemicals - 0 .5%
Calix Ltd.* 18,316 31,079
Containers & Packaging - 2 .6%
DS Smith plc 50,467 174,654
Electric Utilities - 6 .0%
Hydro One Ltd. (144A) 2,805 72,658
SSE plc 16,545 327,850
400,508
Electrical Equipment - 10 .4%
Legrand SA 2,725 234,689
Prysmian SpA 2,893 107,913
Schneider Electric SE 2,289 350,775
693,377
Electronic Equipment, Instruments & Components - 9 .1%
Keyence Corp. 400 153,587
Murata Manufacturing Co. Ltd. 14,400 249,354
Shimadzu Corp. 8,700 203,648
606,589
Entertainment - 2 .2%
Nintendo Co. Ltd. 3,500 143,772
Health Care Equipment & Supplies - 7 .3%
Fisher & Paykel Healthcare Corp. Ltd. 10,290 124,552
Nanosonics Ltd.* 23,194 54,776
Olympus Corp. 16,900 223,072
Siemens Healthineers AG (144A) 1,648 80,686
483,086
Health Care Providers & Services - 0 .7%
New Horizon Health Ltd. (144A)* 17,858 43,318
Independent Power and Renewable Electricity Producers - 5 .3%
Boralex, Inc. - Class A 13,542 251,769
Innergex Renewable Energy, Inc. 15,681 96,464
348,233
Insurance - 14 .3%
AIA Group Ltd. 32,783 284,274
Allianz SE (Registered) 1,216 283,925
Intact Financial Corp. 2,740 384,557
952,756
Leisure Products - 3 .5%
Shimano, Inc. 1,000 142,329
Yamaha Corp. 3,500 91,957
234,286
Machinery - 3 .1%
Knorr-Bremse AG 3,746 208,033
Pharmaceuticals - 0 .9%
Novo Nordisk A/S - Class B 642 61,551
Professional Services - 7 .6%
SMS Co. Ltd. 5,000 78,246
TechnoPro Holdings, Inc. 9,000 174,717
Wolters Kluwer NV 1,986 254,214
507,177
Semiconductors & Semiconductor Equipment - 11 .7%
ASML Holding NV 569 339,990

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Number of Warrants Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Infineon Technologies AG 10,082 $ 292,792
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 1,692 146,037
778,819
Software - 7 .9%
Constellation Software, Inc. 146 292,369
Kinaxis, Inc.* 1,289 125,739
Rakus Co. Ltd. 8,800 107,846
525,954
Textiles, Apparel & Luxury Goods - 3 .2%
adidas AG 820 144,919
Puma SE 1,155 65,071
209,990
Total Common Stocks (cost $8,977,656) 6,502,936
Warrants - 0.0%
Software - 0.0%
Constellation Software, Inc., expires 3/31/40 * (cost $0) 112 0
Investment Companies - 2 .0%
Money Market Funds - 2 .0%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.2100%
∞
(cost $132,192) 132,192 132,192
Total Investments (total cost $ 9,109,848 ) - 99 .8% 6,635,128
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 11,256
Net Assets - 100.0% $6,646,384
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 1,568,528 23 .6%
Canada 1,223,556 18 .4
Germany 1,075,426 16 .2
Netherlands 594,204 9 .0
France 585,464 8 .8
United Kingdom 502,504 7 .6
Hong Kong 284,274 4 .3
Taiwan 146,037 2 .2
United States 132,192 2 .0
New Zealand 124,552 1 .9
Italy 107,913 1 .6
India 99,754 1 .5
Australia 85,855 1 .3
Denmark 61,551 0 .9
China 43,318 0 .7
Total $ 6,635,128 100 .0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
Janus Detroit Street Trust 9
MSCI All Country World
ex USA Index
SM
MSCI All Country World ex USA Index
SM
reflects the equity market performance of global developed and emerging markets, excluding the U.S.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $196,662 which represents 3.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Electronic Equipment, Instruments & Components $ 357,235 $ 249,354 $ —
All Other 5,896,347 — —
Warrant
(a)
— 0 —
Investment Companies 132,192 — —
Total Assets $ 6,385,774 $ 249,354 $ —
(a) There is a security in this category that has a market value of zero.

Janus Henderson International Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2023
10 October 31, 2023
See Notes to Financial Statements.
Assets:
Investments, at value (cost $9,109,848) $ 6,635,128
Cash denominated in foreign currency (cost $691) 691
Receivables:
Dividends 13,459
Interest 578
Total Assets 6,649,856
Liabilities:
Payables:
Management fees 3,472
Total Liabilities 3,472
Commitments and contingent liabilities
Net Assets $ 6,646,384
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 16,826,111
Total distributable earnings (loss) (10,179,727)
Total Net Assets $ 6,646,384
Net Assets $ 6,646,384
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 450,001
Net Asset Value Per Share $ 14 .77

Janus Henderson International Sustainable Equity ETF
Statement of Operations
For the year ended October 31, 2023
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Investment Income:
Dividends $ 314,282
Foreign tax withheld (30,380)
Total Investment Income 283,902
Expenses:
Management Fees 92,469
Total Expenses 92,469
Net Investment Income/(Loss) 191,433
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (7,078,814)
Total Net Realized Gain/(Loss) on Investments $ (7,078,814)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 9,815,032
Total Change in Unrealized Net Appreciation/Depreciation $ 9,815,032
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,927,651

Janus Henderson International Sustainable Equity ETF
Statements of Changes in Net Assets
12 October 31, 2023
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 191,433 $ 290,007
Net realized gain/(loss) on investments (7,078,814) (5,299,477)
Change in unrealized net appreciation/depreciation 9,815,032 (8,829,480)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,927,651 (13,838,950)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (214,010) (299,692)
Net Decrease from Dividends and Distributions to Shareholders (214,010) (299,692)
Capital Share Transactions (15,142,354) (12,384,047)
Net Increase/(Decrease) in Net Assets (12,428,713) (26,522,689)
Net Assets: — —
Beginning of Year   19,075,097 45,597,786
End of Year $ 6,646,384 $ 19,075,097

Janus Henderson International Sustainable Equity ETF
Financial Highlights
Janus Detroit Street Trust 13
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $14.96 $23.38 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.21 0.18 0.02
Net realized and unrealized gain/(loss) (0.11)
(4)
(8.42) (1.64)
(3)
Total from Investment Operations 0.10 (8.24) (1.62)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.29) (0.18) —
Total Dividends and Distributions (0.29) (0.18) —
Net Asset Value, End of Period $14.77 $14.96 $23.38
Total Return
*
0.42% (35.31)% (6.48)%
(5)
Net assets, End of Period (in thousands) $6,646 $19,075 $45,598
Average Net Assets for the Period (in thousands) $15,346 $30,714 $42,044
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 1.25% 0.94% 0.67%
Portfolio Turnover Rate
(6)
15% 7% 9%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Net realized and unrealized gain/ (loss) includes the voluntary reimbursement made by Janus Capital. The impact of the reimbursement to the net realized and unrealized gain/ (loss) is $0.02.
(4) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(5) 0.08% of the Fund’s total return consists of a voluntary reimbursement by Janus Capital for realized investment losses.  Excluding this item, total return would have been (6.56)%.
(6) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2023
1. Organization and Significant Accounting Policies
Janus Henderson International Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital.  The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2023
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
18 October 31, 2023
may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2023, the Adviser owned 275,001 shares or 61.11% of the Fund.
Daily Net Assets Fee Rate
$0-$250 Million 0.60%
Over $250 Million 0.55%

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$8,802 $— $(7,679,894) $— $(191) $(2,508,444)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(2,595,316) $(5,084,578) $(7,679,894)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$9,143,572 $54,901 $(2,563,345) $(2,508,444)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$214,010 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$299,692 $— $— $—

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
20 October 31, 2023
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2023, the Fund had net realized gain of $2,187,250 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 100,000 $ 1,604,461 — $ —
Shares repurchased (925,000) (16,746,815) (675,000) (12,384,047)
Net Increase/(Decrease) (825,000) $ (15,142,354) (675,000) $ (12,384,047)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,168,910 $6,166,008 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,122,990 $11,912,895 $— $—

Janus Henderson International Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2023.
Foreign Taxes Paid $30,380
Foreign Source Income $314,282
Qualified Dividend Income Percentage 100%

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
22 October 31, 2023
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
24 October 31, 2023
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93089 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson Sustainable Corporate Bond
ETF
Janus Detroit Street Trust

Janus Henderson Sustainable Corporate Bond ETF

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
The Janus Henderson Sustainable Corporate Bond ETF
(SCRD) seeks total return consisting of income and capital
appreciation, while giving special consideration to certain
environmental, social and governance (ESG) factors.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned 1.33% net of fees (based on NAV), underperforming its benchmark, the Bloomberg U.S. Corporate Bond Index, which returned 2.77%.
In its fight against inflation, the Federal Reserve (Fed) hiked rates by 2.25% over the period, while the yield on 10-
year U.S. Treasuries increased from 4.04% to 4.93%. Rising yields pressured returns on corporate bonds, although investment-grade credit spreads tightened almost 30 basis points over the period.
The Fund’s duration positioning remained above that of the benchmark for the majority of the period, and this was the key detractor as rates rose. While our interest rate positioning detracted, we believe we are presently well positioned with higher duration than the benchmark. We expect yields to fall as inflation continues to cool and the
Fed comes to the end of its rate-hiking cycle.
The Fund’s overall spread risk positioning contributed. Security selection within investment-grade corporate bonds resulted in relative outperformance, led by gains in technology, banking, and pharmaceuticals. Our allocation to high-
yield corporates also contributed, while a small out-of-index allocation to asset-backed securities (ABS) detracted.
Despite corporate credit fundamentals continuing to exhibit strength, we believe the risk of widening in corporate credit spreads remains a possibility. Therefore, the Fund maintains a cautious stance within spread products with a bias towards higher quality credit.
Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
The Janus Henderson Sustainable Corporate Bond ETF is an actively managed, investment grade-focused corporate credit ETF seeking to generate risk-adjusted excess returns, while aligning with positive environmental and societal outcomes. Through our investment framework, we aim to invest in issuers with strong or improving ESG characteristics and identify opportunities on the right side of disruption.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Michael Keough Brad Smith
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 36.5%
Consumer, Non-cyclical 26.3%
Technology 9.4%
Industrial 7.5%
Energy 5.3%
Consumer, Cyclical 3.7%
Utilities 3.4%
Communications 2.9%
Investment Company 1.8%
Asset-Backed Security 1.4%
Basic Materials 1.2%
99.4%

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.35%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson Sustainable Corporate Bond ETF - NAV 1.33% -9.21%
Janus Henderson Sustainable Corporate Bond ETF - Market Price 1.20% -9.18%
Bloomberg U.S. Corporate Bond Index 2.77% -8.75%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $933.60 $1.71 $1,000.00 $1,023.44 $1.79 0.35%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Sustainable Corporate Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Sustainable Corporate Bond
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Sustainable Corporate Bond ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31,
2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October
31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Security - 1.4%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $421,624) $ 510,807 $ 391,861
Corporate Bonds - 96.2%
Basic Materials - 1.2%
Celanese US Holdings LLC, 6.5500%, 11/15/30 207,000 199,104
Celanese US Holdings LLC, 6.7000%, 11/15/33 139,000 132,021
331,125
Communications - 2.9%
AT&T, Inc., 3.5000%, 6/1/41 290,000 193,876
Discovery Communications LLC, 4.0000%, 9/15/55 236,000 135,553
FactSet Research Systems, Inc., 3.4500%, 3/1/32 132,000 106,757
Fox Corp., 6.5000%, 10/13/33 146,000 142,593
T-Mobile USA, Inc., 5.7500%, 1/15/34 271,000 257,110
835,889
Consumer, Cyclical - 3.7%
Ford Motor Co., 3.2500%, 2/12/32 483,000 364,544
Hasbro, Inc., 5.1000%, 5/15/44 72,000 55,313
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 38,298
LKQ Corp., 5.7500%, 6/15/28 99,000 95,941
Lowe's Cos., Inc., 3.7500%, 4/1/32 34,000 28,522
Lowe's Cos., Inc., 3.7000%, 4/15/46 260,000 170,992
Mattel, Inc., 3.7500%, 4/1/29 (144A) 112,000 95,809
Tractor Supply Co., 5.2500%, 5/15/33 231,000 211,459
1,060,878
Consumer, Non-cyclical - 26.3%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 95,498
AbbVie, Inc., 2.9500%, 11/21/26 114,000 105,583
AbbVie, Inc., 3.2000%, 11/21/29 113,000 98,476
AbbVie, Inc., 4.5500%, 3/15/35 158,000 138,906
AbbVie, Inc., 4.2500%, 11/21/49 120,000 90,058
Alcon Finance Corp., 5.3750%, 12/6/32 (144A) 200,000 187,372
Alcon Finance Corp., 5.7500%, 12/6/52 (144A) 140,000 126,066
Amgen, Inc., 2.3000%, 2/25/31 100,000 78,180
Amgen, Inc., 5.2500%, 3/2/33 65,000 60,619
Amgen, Inc., 5.1500%, 11/15/41 110,000 92,953
Amgen, Inc., 2.7700%, 9/1/53 151,000 78,890
Boston Scientific Corp., 2.6500%, 6/1/30 150,000 123,376
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 144,140
Centene Corp., 2.6250%, 8/1/31 162,000 121,662
Cigna Group (The), 2.3750%, 3/15/31 141,000 109,813
Cigna Group (The), 3.4000%, 3/15/50 297,000 183,656
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 134,474
CSL Finance plc, 3.8500%, 4/27/27 (144A) 45,000 42,421
CSL Finance plc, 4.2500%, 4/27/32 (144A) 112,000 99,477
CSL Finance plc, 4.6250%, 4/27/42 (144A) 210,000 172,755
CVS Health Corp., 5.0500%, 3/25/48 150,000 117,913
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 72,466
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 110,729
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 138,708
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 57,767
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 94,556
GE HealthCare Technologies, Inc., 5.6500%, 11/15/27 101,000 99,964
GE HealthCare Technologies, Inc., 5.8570%, 3/15/30 101,000 98,654
GE HealthCare Technologies, Inc., 6.3770%, 11/22/52 101,000 97,839
General Mills, Inc., 2.2500%, 10/14/31 206,000 155,707

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
HCA, Inc., 5.2500%, 6/15/26 $ 87,000 $ 84,943
HCA, Inc., 5.2000%, 6/1/28 48,000 45,701
HCA, Inc., 3.5000%, 9/1/30 172,000 142,355
HCA, Inc., 5.5000%, 6/1/33 154,000 140,497
Humana, Inc., 3.1250%, 8/15/29 95,000 82,374
Humana, Inc., 3.9500%, 8/15/49 180,000 123,458
Illumina, Inc., 5.7500%, 12/13/27 94,000 91,847
Illumina, Inc., 2.5500%, 3/23/31 162,000 123,348
JBS USA LUX SA, 3.6250%, 1/15/32 200,000 153,740
Kenvue , Inc., 4.9000%, 3/22/33 105,000 98,389
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 158,471
Medtronic, Inc., 4.0000%, 4/1/43 71,000 54,208
Moody's Corp., 4.2500%, 8/8/32 320,000 282,324
Nestle Holdings, Inc., 5.0000%, 9/12/30 (144A) 209,000 202,516
Novartis Capital Corp., 2.2000%, 8/14/30 106,000 86,193
Novartis Capital Corp., 2.7500%, 8/14/50 139,000 82,608
PepsiCo, Inc., 3.9000%, 7/18/32 160,000 141,807
Pilgrim's Pride Corp., 4.2500%, 4/15/31 169,000 139,215
Royalty Pharma plc, 3.5500%, 9/2/50 205,000 119,608
S&P Global, Inc., 3.7000%, 3/1/52 83,000 56,081
S&P Global, Inc., 2.3000%, 8/15/60 181,000 84,126
Tenet Healthcare Corp., 6.1250%, 10/1/28 477,000 442,417
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26 409,000 360,094
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 74,430
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 70,043
UnitedHealth Group, Inc., 5.3500%, 2/15/33 293,000 281,624
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 63,239
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 158,462
Zoetis, Inc., 5.6000%, 11/16/32 248,000 240,412
7,513,208
Energy - 5.3%
Enbridge, Inc., 5.7000%, 3/8/33 95,000 88,828
Enbridge, Inc., 2.5000%, 8/1/33 193,000 139,242
Kinder Morgan, Inc., 5.2000%, 6/1/33 194,000 174,835
ONEOK, Inc., 5.5500%, 11/1/26 227,000 224,258
Sabine Pass Liquefaction LLC, 5.8750%, 6/30/26 303,000 300,738
Venture Global LNG, Inc., 9.5000%, 2/1/29 (144A) 357,000 362,691
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 240,228
1,530,820
Financial - 36.5%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 310,000 278,760
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 197,000 143,616
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 99,000 83,737
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 65,533
Arthur J Gallagher & Co., 6.5000%, 2/15/34 84,000 83,372
Athene Global Funding, 1.0000%, 4/16/24 (144A) 485,000 471,996
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
145,000 119,719
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
191,000 140,913
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 152,035
Bank of America Corp., SOFR + 1.9300%, 2.6760%, 6/19/41
‡
218,000 132,914
Bank of New York Mellon Corp. (The), SOFR + 1.3450%, 4.4140%, 7/24/26
‡
314,000 304,892
Bank of New York Mellon Corp. (The), SOFR + 1.5118%, 4.7060%, 2/1/34
‡
145,000 127,334
Bank of New York Mellon Corp. (The), SOFR + 1.6060%, 4.9670%, 4/26/34
‡
123,000 110,372

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29
‡
$ 200,000 $ 194,984
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 68,320
Boston Properties LP, 4.5000%, 12/1/28 85,000 74,765
Boston Properties LP, 2.4500%, 10/1/33 170,000 110,500
Brown & Brown, Inc., 4.9500%, 3/17/52 57,000 42,291
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
280,000 279,864
Charles Schwab Corp. (The), 3.2000%, 3/2/27 92,000 83,213
Charles Schwab Corp. (The), SOFR + 2.0100%, 6.1360%, 8/24/34
‡
182,000 170,462
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 158,177
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 54,663
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 65,108
CME Group, Inc., 3.7500%, 6/15/28 272,000 254,160
Corebridge Financial, Inc., 3.8500%, 4/5/29 34,000 30,048
Credit Agricole SA, 5.3010%, 7/12/28 (144A) 250,000 242,383
Equinix, Inc., 1.5500%, 3/15/28 105,000 87,085
Equinix, Inc., 3.4000%, 2/15/52 138,000 81,851
Goldman Sachs Group, Inc. (The), 6.2500%, 2/1/41 126,000 121,983
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34
‡
200,000 187,409
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
381,000 331,201
JPMorgan Chase & Co., SOFR + 1.4500%, 5.2990%, 7/24/29
‡
91,000 87,611
JPMorgan Chase & Co., CME Term SOFR 3 Month + 2.5150%, 2.9560%, 5/13/31
‡
167,000 134,666
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 179,971
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34
‡
75,000 69,174
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 306,768
Lloyds Banking Group plc, 4.6500%, 3/24/26 200,000 189,410
Marsh & McLennan Cos., Inc., 5.4000%, 9/15/33 149,000 141,623
Mastercard, Inc., 3.5000%, 2/26/28 89,000 82,680
Metropolitan Life Global Funding I, 5.1500%, 3/28/33 (144A) 383,000 350,521
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.7000%, 4.7880%, 7/18/25
‡
234,000 231,338
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 44,748
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
108,000 103,868
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
166,000 127,388
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
57,000 51,358
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34
‡
231,000 210,829
Nasdaq, Inc., 5.3500%, 6/28/28 31,000 30,188
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 163,963
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 95,542
Nasdaq, Inc., 5.9500%, 8/15/53 70,000 62,452
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 299,000 226,589
NNN REIT, Inc., 5.6000%, 10/15/33 307,000 282,970
Nordea Bank Abp , 5.3750%, 9/22/27 (144A) 200,000 193,885
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
106,000 101,491
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 77,853
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
233,000 219,420
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
195,000 171,589
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 116,843
Retail Opportunity Investments Partnership LP, 6.7500%, 10/15/28 402,000 390,392
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 198,523
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 83,948
Truist Financial Corp., SOFR + 2.4460%, 7.1610%, 10/30/29
‡
144,000 144,849

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
US Bancorp, 2.4000%, 7/30/24 $ 319,000 $ 310,087
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
72,000 61,520
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
169,000 155,660
Visa, Inc., 2.0000%, 8/15/50 92,000 46,980
Willis North America, Inc., 5.3500%, 5/15/33 153,000 139,438
10,439,795
Industrial - 7.5%
Ball Corp., 4.0000%, 11/15/23 299,000 298,257
Canadian Pacific Railway Co., 1.7500%, 12/2/26 207,000 184,068
FedEx Corp., 3.2500%, 5/15/41 200,000 131,841
Jacobs Engineering Group, Inc., 6.3500%, 8/18/28 225,000 223,749
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 245,334
Nordson Corp., 5.6000%, 9/15/28 104,000 102,082
Nordson Corp., 5.8000%, 9/15/33 149,000 141,834
Otis Worldwide Corp., 2.0560%, 4/5/25 201,000 190,478
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 32,000 30,111
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 199,000 182,562
Trane Technologies Financing Ltd., 5.2500%, 3/3/33 71,000 66,464
Trimble, Inc., 6.1000%, 3/15/33 119,000 113,589
Waste Management, Inc., 2.5000%, 11/15/50 96,000 51,059
Xylem, Inc., 1.9500%, 1/30/28 125,000 106,732
Xylem, Inc., 4.3750%, 11/1/46 121,000 86,852
2,155,012
Technology - 9.4%
Apple, Inc., 2.7000%, 8/5/51 254,000 146,892
Apple, Inc., 2.8500%, 8/5/61 226,000 125,633
Autodesk, Inc., 2.8500%, 1/15/30 96,000 80,100
Broadcom Corp., 3.8750%, 1/15/27 92,000 85,989
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 99,728
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 185,020
Fiserv, Inc., 5.6250%, 8/21/33 172,000 161,334
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A) 307,000 284,795
Hewlett Packard Enterprise Co., 5.9000%, 10/1/24 450,000 449,188
Marvell Technology, Inc., 5.9500%, 9/15/33 214,000 203,259
Micron Technology, Inc., 3.3660%, 11/1/41 333,000 209,860
NXP BV, 2.7000%, 5/1/25 138,000 131,153
Oracle Corp., 2.8750%, 3/25/31 38,000 30,459
QUALCOMM, Inc., 6.0000%, 5/20/53 200,000 192,473
Salesforce, Inc., 2.9000%, 7/15/51 161,000 94,689
Salesforce, Inc., 3.0500%, 7/15/61 98,000 54,582
VMware, Inc., 4.7000%, 5/15/30 84,000 76,079
Workday, Inc., 3.5000%, 4/1/27 37,000 34,352
Workday, Inc., 3.8000%, 4/1/32 43,000 35,810
2,681,395
Utilities - 3.4%
American Water Capital Corp., 3.2500%, 6/1/51 135,000 83,208
Duke Energy Progress LLC, 5.2500%, 3/15/33 156,000 147,020
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 97,059
Southern California Edison Co., 5.3000%, 3/1/28 425,000 415,507
Xcel Energy, Inc., 4.6000%, 6/1/32 85,000 75,140
Xcel Energy, Inc., 5.4500%, 8/15/33 153,000 142,559
960,493
Total Corporate Bonds (cost $31,761,783) 27,508,615

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 1.8%
Money Market Funds - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
£,∞
(cost $508,070) 507,968 $ 508,070
Total Investments (total cost $32,691,477 ) - 99.4% 28,408,546
Cash, Receivables and Other Assets, net of Liabilities - 0.6% 170,180
Net Assets - 100.0% $28,578,726
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States
$ 25,072,518
88.2%
United Kingdom
1,005,815
3.5
Netherlands
678,656
2.4
Canada
412,138
1.5
Ireland
345,224
1.2
France
242,383
0.9
Japan
231,338
0.8
Australia
226,589
0.8
Finland
193,885
0.7
Total
$ 28,408,546
100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investment Company - 1.8%
Money Market Funds - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 28,411 $ 103 $ (63) $ 508,070
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investment Company - 1.8%
Money Market Funds - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 1,125,433 $ 30,586,286 $ (31,203,689) $ 508,070

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2023.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes
8 12/19/23 $ 849,375 $ (17,088)
U.S. Treasury 2 Year Notes
16 12/29/23 3,238,750 (8,810)
U.S. Treasury Long Bonds
31 12/19/23 3,392,563 (330,387)
U.S. Treasury Ultra Bonds
2 12/19/23 225,125 (25,003)
Total - Futures Long
(381,288)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds
52 12/19/23 (5,659,063) 296,914
U.S. Treasury 5 Year Notes
3 12/29/23 (313,430) (496)
Total - Futures Short
296,418
Total
$(84,870)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2023
Interest Rate
Contracts
Asset Derivatives:
*
Futures contracts
$296,914
Liability Derivatives:
*
Futures contracts
381,784
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts
$— $(491,106) $(491,106)
Swap contracts
2,079 — 2,079
Total
$2,079 $(491,106) $(489,027)

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2023
12 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts
$222,383
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2023
Futures contracts:
Average notional amount of contracts - long $8,656,722
Average notional amount of contracts - short 6,417,441
Credit default swaps:
Average notional amount - buy protection 45,833
Average notional amount - sell protection 162,500

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
October 31, 2023
Janus Detroit Street Trust 13
Bloomberg U.S. Corporate
Bond Index
Bloomberg U.S. Corporate Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate bond market.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $3,948,558 which represents 13.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 391,861 $ —
Corporate Bonds — 27,508,615 —
Investment Companies — 508,070 —
Total Investments in Securities $ — $ 28,408,546 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 296,914 $ — $ —
Total Assets $ 296,914 $ 28,408,546 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 381,784 $ — $ —
Total Liabilities $ 381,784 $ — $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Assets and Liabilities
October 31, 2023
14 October 31, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $32,183,407) $ 27,900,476
Affiliated investments, at value (cost $508,070) 508,070
Due from broker for futures 180,000
Receivable for variation margin on futures contracts 7,535
Receivables:
Investments sold 67,087
Dividends 1,215
Interest 314,083
Total Assets 28,978,466
Liabilities:
Payables:
Due to custodian 8,013
Investments purchased 383,174
Management fees 8,553
Total Liabilities 399,740
Commitments and contingent liabilities
Net Assets $ 28,578,726
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 38,805,619
Total distributable earnings (loss) (10,226,893)
Total Net Assets $ 28,578,726
Net Assets $ 28,578,726
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 750,001
Net Asset Value Per Share $ 38.10

Janus Henderson Sustainable Corporate Bond ETF
Statement of Operations
For the year ended October 31, 2023
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 1,258,221
Dividends from affiliates 28,411
Total Investment Income 1,286,632
Expenses:
Management Fees 106,396
Total Expenses 106,396
Net Investment Income/(Loss) 1,180,236
Net Realized Gain/(Loss) on Investments:
Investments $ (1,823,774)
Investments in affiliates 103
Futures contracts (491,106)
Swap contracts 2,079
Total Net Realized Gain/(Loss) on Investments $ (2,312,698)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 1,354,550
Investments in affiliates (63)
Futures contracts 222,383
Total Change in Unrealized Net Appreciation/Depreciation $ 1,576,870
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 444,408

Janus Henderson Sustainable Corporate Bond ETF
Statements of Changes in Net Assets
16 October 31, 2023
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 1,180,236 $ 861,457
Net realized gain/(loss) on investments (2,312,698) (3,507,521)
Change in unrealized net appreciation/depreciation 1,576,870 (5,263,243)
Net Increase/(Decrease) in Net Assets Resulting from Operations 444,408 (7,909,307)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,150,151) (1,043,815)
Net Decrease from Dividends and Distributions to Shareholders (1,150,151) (1,043,815)
Capital Share Transactions — (11,323,875)
Net Increase/(Decrease) in Net Assets (705,743) (20,276,997)
Net Assets: — —
Beginning of Year   29,284,469 49,561,466
End of Year $ 28,578,726 $ 29,284,469

Janus Henderson Sustainable Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
1.57 1.02 0.13
Net realized and unrealized gain/(loss) (0.99) (10.33) (0.57)
Total from Investment Operations 0.58 (9.31) (0.44)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (1.53) (1.09) —
Distributions (from capital gains) — (0.11) —
Total Dividends and Distributions (1.53) (1.20) —
Net Asset Value, End of Period $38.10 $39.05 $49.56
Total Return
*
1.33% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $28,579 $29,284 $49,561
Average Net Assets for the Period (in thousands) $30,395 $37,765 $47,019
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 3.88% 2.28% 1.81%
Portfolio Turnover Rate
(3)
118% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
18 October 31, 2023
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable Corporate Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
20 October 31, 2023
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
22 October 31, 2023
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2023.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
24 October 31, 2023
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers,
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
26 October 31, 2023
recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2023, the Adviser owned 550,001 shares or 73.33% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$113,897 $— $(6,049,843) $— $— $(4,290,947)

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2023 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,589,900) $(2,459,943) $(6,049,843)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$32,699,493 $14,436 $(4,305,383) $(4,290,947)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(84,870) $— $— $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,150,151 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$979,337 $64,478 $— $—

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
28 October 31, 2023
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold — $ — 100,000 $ 4,194,847
Shares repurchased — — (350,000) (15,518,722)
Net Increase/(Decrease) — $ — (250,000) $ (11,323,875)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$35,030,479 $34,397,638 $— $—

Janus Henderson Sustainable Corporate Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 29
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
30 October 31, 2023
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
32 October 31, 2023
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93092 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson Sustainable & Impact Core
Bond ETF
Janus Detroit Street Trust

Janus Henderson Sustainable & Impact Core Bond ETF

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
The Janus Henderson Sustainable & Impact Core Bond
ETF (JIB) seeks total return consisting of income and capital appreciation, while giving special consideration to certain
environmental, social and governance (ESG) factors.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned 0.22% net of fees (based on NAV), underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 0.36%.
In its fight against inflation, the Federal Reserve (Fed) hiked rates by 2.25% over the period, while the yield on
10-year U.S. Treasuries increased from 4.04% to 4.93%. Rising yields pressured returns on fixed income assets, although credit spreads generally tightened over the period, thereby helping offset the effect of rising rates.
The Fund’s duration positioning was below that of the benchmark early in the period, and we increased duration as yields rose. While our interest rate positioning detracted, we believe we are presently well positioned with higher duration than the benchmark. We expect yields to fall as inflation continues to cool and the Fed comes to the end of its rate-hiking cycle.
The Fund’s spread risk positioning performed in line with the benchmark. Our strategic underweight to Treasury securities contributed, as did our allocations to non-agency mortgages and commercial mortgage-backed securities
(CMBS). While the Fund’s overweight to agency mortgage-backed securities (MBS) and asset-backed securities detracted (ABS), we believe these two sectors are offering strong relative value opportunities. We maintained the
Fund’s underweight to corporate bonds, preferring instead to have overweight allocations to securitized sectors where prices, in our view, better reflect the possibility of an economic slowdown.
During the period, the Fund invested in derivatives, namely futures, to facilitate risk, duration, and yield curve management and in an attempt to enhance expected returns. The Fund’s exposure to derivatives neither helped nor hurt on a relative basis. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
The Janus Henderson Sustainable & Impact Core Bond ETF actively invests in U.S. fixed income securities and aims to capitalize on sustainable opportunities. Through our forward-looking investment framework we seek to generate risk-adjusted excess returns, while still providing positive environmental and societal impact.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Nick Childs Greg Wilensky
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Security 54.2%^
Financial 27.5%
Asset-Backed Security 9.1%
Investment Company 5.5%
Consumer, Non-cyclical 4.6%
Consumer, Cyclical 1.3%
Utilities 0.9%
Basic Materials 0.7%
Technology 0.7%
Communications 0.6%
Industrial 0.6%
Energy 0.2%
105.9%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.
Environmental and Social Sustainable Investments
– 72.31% of Net Assets
Environmental and Social Impact Investments by Themes*
– (% of Net Assets)
Transition to the Green Economy 14.87%
Economic & Community Development and Inclusion 3.35%
Knowledge & Technology, and Innovation 0.13%
Health & Well-Being 0.68%
Affordable Housing 8.95%
27.98%
* The Adviser seeks to identify securities that are aligned with positive environmental and social impact themes, which generally align with certain of the United Nations Sustainable Development Goals as described in the Fund's prospectus.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.39%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit
janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson Sustainable & Impact Core Bond ETF - NAV 0.22% -8.43%
Janus Henderson Sustainable & Impact Core Bond ETF - Market Price -0.22% -8.49%
Bloomberg U.S. Aggregate Bond Index 0.36% -7.82%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $934.00 $1.90 $1,000.00 $1,023.24 $1.99 0.39%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Sustainable & Impact Core Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Sustainable & Impact Core
Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Sustainable & Impact Core Bond ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31,
2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October
31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 9.1%
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) $ 500,000 $ 436,224
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 174,063 152,452
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) 547,562 420,058
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 780,083 563,252
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 199,106 146,944
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,063 113,702
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 139,673 133,618
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 47,545 45,965
LL ABS Trust, 3.7600%, 11/15/29 (144A) 40,582 40,189
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 360,859 281,262
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 360,859 271,421
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 42,772 42,630
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 237,062 174,365
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 30,424 29,836
Sunrun Demeter Issuer LLC, 2.2700%, 1/30/57 (144A) 224,118 174,167
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 10,165 10,151
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 30,637 30,413
Total Asset-Backed Securities (cost $3,747,699) 3,066,649
Corporate Bonds - 18.8%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 314,000 238,632
Communications - 0.6%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 54,196
Fox Corp., 6.5000%, 10/13/33 171,000 167,010
221,206
Consumer, Cyclical - 1.3%
Hasbro, Inc., 3.9000%, 11/19/29 178,000 152,937
Hasbro, Inc., 5.1000%, 5/15/44 76,000 58,386
LKQ Corp., 5.7500%, 6/15/28 105,000 101,755
Marriott International, Inc., 4.0000%, 4/15/28 50,000 45,945
Marriott International, Inc., 3.5000%, 10/15/32 85,000 67,482
426,505
Consumer, Non-cyclical - 4.6%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 51,417
Amgen, Inc., 5.2500%, 3/2/33 76,000 70,878
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 109,399
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 79,048
HCA, Inc., 5.2000%, 6/1/28 57,000 54,270
HCA, Inc., 4.1250%, 6/15/29 80,000 71,006
HCA, Inc., 3.5000%, 9/1/30 264,000 218,498
Humana, Inc., 3.1250%, 8/15/29 51,000 44,222
Illumina, Inc., 2.5500%, 3/23/31 87,000 66,243
JBS USA LUX SA, 3.0000%, 5/15/32 113,000 82,181
Kenvue, Inc., 5.5000%, 3/22/25 352,000 351,428
Pfizer Investment Enterprises Pte. Ltd., 4.7500%, 5/19/33 64,000 58,816
S&P Global, Inc., 2.7000%, 3/1/29 82,000 71,107
S&P Global, Inc., 3.7000%, 3/1/52 60,000 40,540
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 82,909
UnitedHealth Group, Inc., 4.2000%, 5/15/32 88,000 78,023
1,529,985
Energy - 0.2%
Enbridge, Inc., 5.7000%, 3/8/33 61,000 57,037

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - 9.2%
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 $ 146,000 $ 102,738
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 116,000 98,116
American Express Co., 5.8500%, 11/5/27 259,000 259,266
American Express Co., 4.0500%, 5/3/29 225,000 205,801
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
76,000 68,226
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 120,993
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 59,916
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 191,609
Boston Properties LP, 4.5000%, 12/1/28 168,000 147,771
Boston Properties LP, 2.5500%, 4/1/32 163,000 113,077
Capital One Financial Corp., SOFR + 2.6400%, 6.3120%, 6/8/29
‡
33,000 31,597
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 107,017
Equinix, Inc., 1.5500%, 3/15/28 122,000 101,185
Equinix, Inc., 2.5000%, 5/15/31 108,000 82,452
JPMorgan Chase & Co., CME Term SOFR 3 Month + 2.5150%, 2.9560%, 5/13/31
‡
171,000 137,891
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 149,586
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 178,028
Morgan Stanley, 3.9500%, 4/23/27 145,000 133,524
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
45,000 42,844
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
214,000 164,223
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
26,000 23,576
Nasdaq, Inc., 5.3500%, 6/28/28 18,000 17,528
Nasdaq, Inc., 5.5500%, 2/15/34 121,000 112,239
Nasdaq, Inc., 5.9500%, 8/15/53 59,000 52,638
Nasdaq, Inc., 6.1000%, 6/28/63 24,000 21,219
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
40,000 38,298
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
87,000 81,929
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
103,000 90,634
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 70,155
Sun Communities Operating LP, 5.7000%, 1/15/33 107,000 97,636
3,101,712
Industrial - 0.6%
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 33,000 31,052
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 22,000 20,183
Trimble, Inc., 6.1000%, 3/15/33 115,000 109,771
Xylem, Inc., 4.3750%, 11/1/46 50,000 35,889
196,895
Technology - 0.7%
Broadcom Corp., 3.8750%, 1/15/27 86,000 80,381
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 66,509
Oracle Corp., 3.9500%, 3/25/51 64,000 41,545
VMware, Inc., 4.7000%, 5/15/30 46,000 41,662
230,097
Utilities - 0.9%
AES Corp. (The), 2.4500%, 1/15/31 80,000 60,114
Southern California Edison Co., 5.8500%, 11/1/27 52,000 51,925
Southern California Edison Co., 5.9500%, 11/1/32 120,000 117,192
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 65,416
294,647
Total Corporate Bonds (cost $7,463,974) 6,296,716

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - 54.2%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
‡,Ç
$ 60,515 $ 58,458
2.2500%, 9/27/60 (144A)
Ç
8,004 7,894
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
22,138 20,547
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.8145%, 6.1490%, 9/15/36 (144A)
‡
1,000,000 969,802
CME Term SOFR 1 Month + 1.7645%, 7.0990%, 9/15/36 (144A)
‡
250,000 239,746
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 198,243
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
758 750
Connecticut Avenue Securities Trust
SOFR30A + 4.2645%, 9.5851%, 8/25/31 (144A)
‡
479,754 502,974
SOFR30A + 1.0000%, 6.3206%, 12/25/41 (144A)
‡
328,593 326,335
SOFR30A + 1.2000%, 6.5206%, 1/25/42 (144A)
‡
337,303 335,517
SOFR30A + 2.0000%, 7.3206%, 3/25/42 (144A)
‡
101,646 102,182
SOFR30A + 2.1000%, 7.4206%, 3/25/42 (144A)
‡
122,448 123,519
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 8,803 7,763
4.0000%, 9/1/48 6,043 5,330
FHLMC Gold Pools, Other
3.5000%, 7/1/42 48,997 42,416
3.0000%, 2/1/43 915 766
3.5000%, 2/1/44 460,216 396,040
3.5000%, 1/1/47 288,087 249,057
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 6.6206%, 2/25/42 (144A)
‡
158,368 157,800
SOFR30A + 2.1000%, 7.4206%, 3/25/42 (144A)
‡
131,316 131,915
FHLMC UMBS
3.5000%, 3/1/43 199 172
3.5000%, 6/1/43 20,244 17,503
4.0000%, 4/1/48 2,435 2,144
4.0000%, 11/1/48 1,794 1,579
4.0000%, 12/1/48 21,742 19,147
4.5000%, 6/1/49 1,409 1,278
4.0000%, 7/1/49 17,003 14,950
4.5000%, 7/1/49 1,789 1,624
4.5000%, 7/1/49 11,632 10,554
4.5000%, 8/1/49 10,511 9,536
4.5000%, 1/1/50 1,979 1,796
4.5000%, 1/1/50 7,165 6,501
4.0000%, 3/1/50 21,137 18,614
4.0000%, 6/1/50 34,472 30,402
4.5000%, 9/1/50 62,839 57,235
4.0000%, 10/1/50 6,100 5,363
4.5000%, 10/1/50 33,607 30,502
3.0000%, 2/1/52 7,968 6,459
3.0000%, 2/1/52 11,501 9,305
3.0000%, 3/1/52 15,992 12,958
4.5000%, 3/1/52 1,000 893
3.5000%, 4/1/52 3,594 3,018
3.5000%, 4/1/52 3,636 3,054
3.5000%, 4/1/52 19,253 16,352
3.0000%, 6/1/52 72,423 58,702
3.5000%, 6/1/52 16,584 14,006
3.5000%, 6/1/52 131,802 111,921

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.5000%, 7/1/52 $ 207,571 $ 175,243
4.5000%, 8/1/52 92,676 82,861
4.5000%, 8/1/52 214,438 191,733
4.5000%, 8/1/52 48,413 43,287
5.5000%, 9/1/52 30,422 28,996
5.5000%, 11/1/52 739,702 703,764
5.0000%, 1/1/53 2,561 2,365
5.0000%, 1/1/53 2,216 2,046
5.0000%, 3/1/53 3,888 3,585
5.0000%, 3/1/53 9,421 8,698
5.0000%, 3/1/53 20,946 19,316
5.0000%, 3/1/53 194,707 179,556
5.0000%, 3/1/53 9,107 8,408
5.0000%, 4/1/53 11,212 10,344
5.0000%, 5/1/53 2,498 2,308
5.0000%, 5/1/53 57,267 52,848
5.0000%, 5/1/53 23,664 21,838
5.0000%, 5/1/53 13,372 12,340
5.5000%, 5/1/53 24,780 23,606
5.5000%, 5/1/53 82,840 78,658
5.0000%, 6/1/53 9,903 9,132
5.0000%, 6/1/53 10,621 9,795
5.0000%, 6/1/53 17,673 16,297
5.0000%, 6/1/53 14,007 12,923
5.0000%, 6/1/53 17,911 16,525
5.0000%, 6/1/53 158,183 145,977
5.0000%, 6/1/53 17,178 15,841
5.0000%, 6/1/53 6,651 6,133
5.5000%, 6/1/53 13,390 12,705
5.5000%, 6/1/53 18,180 17,251
5.5000%, 6/1/53 13,936 13,224
5.5000%, 6/1/53 12,193 11,570
5.5000%, 6/1/53 183,578 174,311
5.0000%, 7/1/53 16,182 15,065
FNMA UMBS
2.5000%, 12/1/36 389,568 342,622
4.0000%, 5/1/45 2,558 2,274
4.0000%, 10/1/47 13,911 12,278
4.0000%, 11/1/47 20,328 17,939
4.0000%, 1/1/48 19,170 16,919
4.5000%, 6/1/48 13,873 12,636
4.0000%, 7/1/48 17,042 15,007
4.0000%, 8/1/48 12,878 11,341
4.0000%, 9/1/48 30,650 27,052
4.0000%, 10/1/48 6,525 5,748
4.0000%, 11/1/48 19,899 17,523
4.0000%, 12/1/48 3,147 2,771
3.5000%, 5/1/49 34,659 29,324
3.5000%, 6/1/49 94,655 80,581
4.0000%, 6/1/49 2,549 2,241
4.5000%, 6/1/49 1,250 1,134
4.5000%, 8/1/49 1,799 1,633
4.0000%, 9/1/49 12,936 11,374

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
10 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 11/1/49 $ 3,723 $ 3,275
4.0000%, 11/1/49 41,741 36,758
3.5000%, 12/1/49 107,883 91,843
4.5000%, 1/1/50 33,192 30,231
4.5000%, 1/1/50 2,409 2,187
4.0000%, 3/1/50 32,988 29,049
4.0000%, 3/1/50 12,632 11,124
4.0000%, 3/1/50 61,134 53,853
4.0000%, 4/1/50 5,726 4,995
4.0000%, 8/1/50 7,674 6,695
4.0000%, 9/1/50 71,094 62,504
4.0000%, 10/1/50 66,609 58,590
4.5000%, 10/1/50 40,488 36,877
4.5000%, 12/1/50 57,818 52,475
3.5000%, 2/1/51 13,572 11,483
4.0000%, 3/1/51 171,686 150,941
4.0000%, 3/1/51 1,662 1,464
4.0000%, 3/1/51 3,295 2,897
4.0000%, 10/1/51 338,600 297,687
4.0000%, 10/1/51 24,210 21,285
3.0000%, 12/1/51 458,518 371,372
3.5000%, 1/1/52 18,603 15,799
3.5000%, 2/1/52 47,030 39,936
2.5000%, 3/1/52 568,290 441,446
2.5000%, 3/1/52 120,403 93,473
2.5000%, 3/1/52 212,014 164,699
3.0000%, 3/1/52 42,219 34,150
3.5000%, 3/1/52 104,991 89,162
3.5000%, 3/1/52 201,767 171,034
3.5000%, 3/1/52 61,724 52,139
3.0000%, 4/1/52 35,617 28,853
3.0000%, 4/1/52 30,641 24,778
3.5000%, 4/1/52 21,882 18,549
3.5000%, 4/1/52 5,736 4,818
3.5000%, 4/1/52 16,780 14,092
3.5000%, 4/1/52 31,130 26,158
3.5000%, 4/1/52 5,051 4,242
3.5000%, 4/1/52 10,197 8,568
4.0000%, 4/1/52 25,037 21,879
4.5000%, 4/1/52 4,054 3,623
4.5000%, 4/1/52 2,324 2,076
4.5000%, 4/1/52 1,188 1,062
4.5000%, 4/1/52 2,111 1,886
4.5000%, 4/1/52 4,792 4,282
4.5000%, 4/1/52 1,845 1,649
3.5000%, 5/1/52 28,468 24,039
3.5000%, 5/1/52 16,266 13,667
4.5000%, 5/1/52 6,432 5,747
3.5000%, 6/1/52 53,730 45,604
3.5000%, 7/1/52 5,230 4,438
3.5000%, 7/1/52 129,049 108,950
4.5000%, 7/1/52 26,994 24,136
3.5000%, 8/1/52 25,112 21,197

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 8/1/52 $ 9,513 $ 8,058
4.5000%, 8/1/52 98,871 88,402
3.5000%, 9/1/52 50,785 42,883
5.0000%, 9/1/52 680,979 628,331
5.5000%, 9/1/52 122,801 116,777
5.5000%, 10/1/52 279,733 266,142
4.5000%, 11/1/52 66,698 60,024
5.0000%, 11/1/52 50,767 46,888
5.5000%, 11/1/52 237,159 225,637
5.0000%, 1/1/53 4,431 4,091
5.0000%, 1/1/53 13,709 12,662
5.0000%, 1/1/53 43,371 40,031
5.0000%, 2/1/53 5,626 5,197
5.0000%, 3/1/53 3,245 2,996
5.0000%, 3/1/53 13,242 12,211
5.5000%, 3/1/53 40,119 38,093
5.0000%, 4/1/53 3,277 3,021
5.0000%, 4/1/53 16,272 15,006
5.0000%, 4/1/53 6,265 5,784
5.0000%, 4/1/53 3,841 3,542
5.5000%, 4/1/53 19,140 18,174
5.0000%, 5/1/53 3,190 2,945
5.5000%, 5/1/53 35,543 33,749
5.5000%, 5/1/53 18,541 17,605
5.0000%, 6/1/53 4,673 4,313
5.0000%, 6/1/53 3,905 3,605
5.0000%, 6/1/53 12,399 11,545
5.0000%, 7/1/53 558,694 520,123
4.5000%, 8/1/53 18,201 16,433
5.0000%, 8/1/53 60,407 56,236
5.0000%, 8/1/53 3,915 3,617
5.5000%, 9/1/53 89,408 84,963
FNMA, Other
3.0000%, 2/1/43 8,365 6,998
3.0000%, 2/1/43 450,175 376,780
3.0000%, 3/1/43 113,087 94,606
4.0000%, 6/1/43 43,676 38,886
4.5000%, 6/1/45 4,975 4,579
3.0000%, 7/1/45 518,003 433,348
3.0000%, 9/1/46 226,344 189,442
3.0000%, 1/1/47 11,460 9,436
3.5000%, 8/1/56 41,117 34,562
3.0000%, 6/1/57 92,189 73,790
3.0000%, 9/1/57 163,243 130,664
3.0000%, 5/1/58 511,627 409,518
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
356,690 301,666
3.0000%, TBA, 15 Year Maturity
(b)
547,502 489,278
3.5000%, TBA, 15 Year Maturity
(b)
455,414 415,832
GNMA II, 30 Year
3.0000%, 11/20/46 30,288 25,412
2.5000%, 3/20/51 159,825 127,391
3.0000%, 7/20/51 75,467 62,359

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
12 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year - (continued)
3.0000%, 8/20/51 $ 322,343 $ 266,255
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
16,983 13,492
3.5000%, TBA, 30 Year Maturity
(b)
230,577 196,441
4.0000%, TBA, 30 Year Maturity
(b)
193,300 169,782
4.5000%, TBA, 30 Year Maturity
(b)
950,000 857,693
5.0000%, TBA, 30 Year Maturity
(b)
85,094 79,147
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
26,613 23,913
JPMorgan Chase Commercial Mortgage Securities Trust , CME Term SOFR 1 Month
+ 0.8745% , 6.2095% , 6/15/38 (144A)
‡
500,000 484,933
JPMorgan Mortgage Trust , Zero Constant Index + 0.9000% , 6.2150% , 3/25/51
(144A)
‡
198,669 185,021
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 71,618
New Residential Mortgage Loan Trust , CME Term SOFR 1 Month + 1.0145% ,
6.3389% , 1/25/48 (144A)
‡
95,599 94,261
SREIT Trust , CME Term SOFR 1 Month + 0.8453% , 6.1798% , 11/15/38 (144A)
‡
179,000 175,130
Total Mortgage-Backed Securities (cost $20,034,610) 18,176,601
U.S. Treasury Notes/Bonds - 18.1%
3.0000%, 7/31/24 1,697,000 1,666,043
0.3750%, 9/15/24 311,000 297,552
4.2500%, 12/31/24 520,000 513,358
4.6250%, 10/15/26 86,000 85,362
4.6250%, 9/30/28 1,020,000 1,010,756
4.8750%, 10/31/28 611,000 612,289
4.8750%, 10/31/30 395,000 394,197
3.8750%, 8/15/33 1,017,000 936,117
3.8750%, 5/15/43 308,000 255,784
4.3750%, 8/15/43 42,000 37,459
3.6250%, 5/15/53 346,000 269,718
Total U.S. Treasury Notes/Bonds (cost $6,268,283) 6,078,635
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 59,940
Investment Companies - 5.5%
Money Market Funds - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
£,∞
(cost $1,854,311) 1,853,940 1,854,311
Total Investments (total cost $39,443,877 ) - 105.9% 35,532,852
Liabilities, net of Cash, Receivables and Other Assets - (5.9%) (1,986,784)
Net Assets - 100.0% $33,546,068
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 35,050,524 98.6%
United Kingdom 257,076 0.7
Mexico 109,399 0.3
Singapore 58,816 0.2
Canada 57,037 0.2
Total $ 35,532,852 100.0%

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Investment Company - 5.5%
Money Market Funds - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 70,363 $ 494 $ (241) $ 1,854,311
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Investment Company - 5.5%
Money Market Funds - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
$ 2,983,609 $ 24,766,768 $ (25,896,319) $ 1,854,311
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (10.4)%
Mortgage-Backed Securities - (10.4)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (772,564) $ (617,544)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(63,188) (54,583)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(1,629,296) (1,454,869)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(1,425,571) (1,352,253)
Total Securities Sold Short (proceeds $3,517,473) $ (3,479,249)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 45 12/29/23 $ 9,108,984 $ (29,516)
U.S. Treasury 5 Year Notes 75 12/29/23 7,835,742 (143,709)
U.S. Treasury Long Bonds 21 12/19/23 2,298,188 (214,216)
U.S. Treasury Ultra Bonds 12 12/19/23 1,350,750 (178,144)
Total - Futures Long (565,585)
Futures Short:
U.S. Treasury 10 Year Notes 17 12/19/23 (1,804,922) 67,193
U.S. Treasury 10 Year Ultra Bonds 10 12/19/23 (1,088,281) 60,768
Total - Futures Short 127,961
Total $(437,624)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.40-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/28 $ 1,500,000 $ 5,074 $ (8,045) $ (13,119)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
14 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2023.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2023
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $— $127,961 $127,961
Liability Derivatives:
*
Swaps - centrally cleared 8,045 — 8,045
*
Futures contracts — 565,585 565,585
Total Liability Derivatives $8,045 $565,585 $573,630
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(740,291) $(740,291)
Swap contracts (175,169) — (175,169)
Total $(175,169) $(740,291) $(915,460)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $165,717 $165,717
Swap contracts 86,801 — 86,801
Total $86,801 $165,717 $252,518

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2023
Futures contracts:
Average notional amount of contracts - long $14,703,482
Average notional amount of contracts - short 3,055,310
Credit default swaps:
Average notional amount - buy protection 1,666,667

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
16 October 31, 2023
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $7,407,490 which represents 22.1% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
Janus Detroit Street Trust 17
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 3,066,649 $ —
Corporate Bonds — 6,296,716 —
Mortgage-Backed Securities — 18,176,601 —
U.S. Treasury Notes/Bonds — 6,078,635 —
Preferred Stock 59,940 — —
Investment Companies — 1,854,311 —
Total Investments in Securities $ 59,940 $ 35,472,912 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 127,961 $ — $ —
Total Assets $ 187,901 $ 35,472,912 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 3,479,249 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 8,045 $ —
Futures Contracts 565,585 — —
Total Liabilities $ 565,585 $ 3,487,294 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Assets and Liabilities
October 31, 2023
18 October 31, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $37,589,566) $ 33,678,541
Affiliated investments, at value (cost $1,854,311) 1,854,311
Due from broker for centrally cleared swaps 84,703
Due from broker for futures 280,000
Receivable for variation margin on swaps 3,607
Receivables:
Investments sold 40,296
TBA investments sold 3,517,473
Dividends 1,313
Interest 183,819
Total Assets 39,644,063
Liabilities:
TBA sales commitments, at value (proceeds $3,517,473) 3,479,249
Payable for variation margin on futures contracts 3,780
Payables:
Investments purchased 37,564
TBA investments purchased 2,566,241
Management fees 11,161
Total Liabilities 6,097,995
Commitments and contingent liabilities
Net Assets $ 33,546,068
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 42,802,121
Total distributable earnings (loss) (9,256,053)
Total Net Assets $ 33,546,068
Net Assets $ 33,546,068
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 850,001
Net Asset Value Per Share $ 39.47

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Operations
For the year ended October 31, 2023
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Investment Income:
Interest $ 1,327,380
Dividends from affiliates 70,363
Dividends 5,250
Total Investment Income 1,402,993
Expenses:
Management Fees 138,862
Total Expenses 138,862
Net Investment Income/(Loss) 1,264,131
Net Realized Gain/(Loss) on Investments:
Investments $ (1,050,573)
Investments in affiliates 494
TBA sales commitments 117,992
Futures contracts (740,291)
Swap contracts (175,169)
Total Net Realized Gain/(Loss) on Investments $ (1,847,547)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 474,844
Investments in affiliates (241)
TBA sales commitments (27,778)
Futures contracts 165,717
Swap contracts 86,801
Total Change in Unrealized Net Appreciation/Depreciation $ 699,343
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 115,927

Janus Henderson Sustainable & Impact Core Bond ETF
Statements of Changes in Net Assets
20 October 31, 2023
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 1,264,131 $ 679,795
Net realized gain/(loss) on investments (1,847,547) (3,243,100)
Change in unrealized net appreciation/depreciation 699,343 (4,603,838)
Net Increase/(Decrease) in Net Assets Resulting from Operations 115,927 (7,167,143)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,073,896) (702,056)
Net Decrease from Dividends and Distributions to Shareholders (1,073,896) (702,056)
Capital Share Transactions 4,392 (7,247,214)
Net Increase/(Decrease) in Net Assets (953,577) (15,116,413)
Net Assets: — —
Beginning of Year   34,499,645 49,616,058
End of Year $ 33,546,068 $ 34,499,645

Janus Henderson Sustainable & Impact Core Bond ETF
Financial Highlights
Janus Detroit Street Trust 21
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $40.59 $49.62 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
1.49 0.77 0.07
Net realized and unrealized gain/(loss) (1.35) (9.00) (0.45)
Total from Investment Operations 0.14 (8.23) (0.38)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (1.26) (0.80) —
Total Dividends and Distributions (1.26) (0.80) —
Net Asset Value, End of Period $39.47 $40.59 $49.62
Total Return
*
0.22% (16.76)% (0.76)%
Net assets, End of Period (in thousands) $33,546 $34,499 $49,616
Average Net Assets for the Period (in thousands) $35,599 $40,153 $48,400
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.39% 0.39% 0.39%
Ratio of Net Investment Income/(Loss) 3.55% 1.69% 1.00%
Portfolio Turnover Rate
(3)(4)
114% 138% 61%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
22 October 31, 2023
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable and Impact Core Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
24 October 31, 2023
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
26 October 31, 2023
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
28 October 31, 2023
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
30 October 31, 2023
commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.39% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$500 million 0.39%
Over $500 million 0.35%

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2023, the Adviser owned 600,001 shares or 70.59% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$215,124 $— $(5,562,602) $— $— $(3,908,575)

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
32 October 31, 2023
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2023 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$— $(5,562,602) $(5,562,602)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$39,479,651 $17,219 $(3,964,018) $(3,946,799)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(3,968,216) $168,148 $(129,924) $38,224
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,073,896 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$702,056 $— $— $—

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
The Board of Trustees of Janus Detroit Street Trust approved a plan to liquidate and terminate the Fund, effective on or about February 21, 2024 (the “Liquidation Date”). After the close of business on or about February 15, 2024, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on or about February 16, 2024.
Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about February 23, 2024. Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 50,000 $ 2,142,847 350,000 $ 15,363,756
Shares repurchased (50,000) (2,138,455) (500,000) (22,610,970)
Net Increase/(Decrease) — $ 4,392 (150,000) $ (7,247,214)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$11,909,445 $9,995,703 $26,919,080 $28,049,957

Janus Henderson Sustainable & Impact Core Bond ETF
Additional Information
(unaudited)
34 October 31, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 35
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
36 October 31, 2023
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 37
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93091 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson U.S. Sustainable Equity ETF (SSPX) seeks
long-term growth of capital.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned 8.11% (based on NAV), while its benchmark, the S&P 500® Index, returned 10.14%.
U.S. equities finished the period higher despite spells of considerable volatility. After the more cyclical sector strength of late 2022, in early 2023 secular growth stocks outperformed as signs of cooling inflation sparked hopes that interest rates may be approaching a peak. The banking crisis in March caused turmoil that equity markets soon brushed off, and growing optimism around artificial intelligence (AI) benefited semiconductor firms and information technology (IT) companies with AI investments, which led the market higher. Meanwhile, the U.S. economy’s surprising resilience strengthened hopes for an economic soft landing.
Toward period-end, the prospect of a longer wait for interest rate cuts sent U.S. Treasury yields higher, and caused equities to give back some of their gains. Even so, the period was a strong environment for equities, with a small group of mega-cap growth stocks dominating equity market returns. This was reflected in the sector rankings, which IT and communication services topped by some distance. At the other end, the rate-sensitive real estate and utilities sectors were weakest, while consumer staples shares suffered from the rotation out of defensive sectors.
Higher interest rates, inflation, and policy uncertainty weighed on the pace of renewable energy development, yet we retained a constructive outlook as we expect trends such as reshoring and the transition to renewables to accelerate.
The Fund’s underperformance over the period owed to stock selection and an underweight in communication services. Stock selection in IT also weighed on returns with a position in electronics test and measurement software developer Keysight Technologies among the largest single-name detractors. Positioning in healthcare also held back results, with Revvity, a provider of health science technologies and services, a top detractor.
Stock selection in financials and an underweight allocation to consumer staples benefited relative returns. Lack of exposure to the energy and utilities sectors also aided results. Notable contributors included semiconductor firms
Nvidia and Lam Research, both of which benefited from optimism regarding the companies’ growth opportunities in
AI.
The Janus Henderson U.S. Sustainable Equity ETF is a high-conviction portfolio of U.S. companies selected for their compounding growth potential and positive impact on the environment and society. We believe there is a strong link between sustainable development, innovation, and long-term compounding growth. Our investment framework seeks to invest in U.S. companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth, and help mitigate downside risk.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
2 October 31, 2023
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Fund At A Glance
October 31, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Microsoft Corp.
Software 8.6%
Progressive Corp. (The)
Insurance 5.2%
NVIDIA Corp.
Semiconductors & Semiconductor Equipment 4.8%
Humana, Inc.
Health Care Providers & Services 4.8%
Westinghouse Air Brake Technologies Corp.
Machinery 4.7%
28.1%
Sector Allocation
– (% of Net Assets)
Technology 27.6%
Financial 20.3%
Industrial 20.3%
Consumer, Non-cyclical 18.7%
Consumer, Cyclical 7.1%
Communications 4.0%
Investment Company 1.9%
99.9%

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Performance
4 October 31, 2023
Total annual expense ratio as stated in the prospectus: 0.55%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson U.S. Sustainable Equity ETF - NAV 8.11% -8.57%
Janus Henderson U.S. Sustainable Equity ETF - Market Price 8.11% -8.57%
S&P 500
®
Index 10.14% -1.83%
* The Fund commenced operations on September 8, 2021.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $982.70 $2.80 $1,000.00 $1,022.38 $2.85 0.56%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson U.S. Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
6 October 31, 2023
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Sustainable Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period
September 8, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2023 , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian and broker ; when replies were not received from the broker, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 202 3
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98 .0%
Automobile Components - 2 .0%
Aptiv plc* 1,603 $ 139,782
Biotechnology - 0 .1%
Moderna, Inc.* 106 8,052
Building Products - 4 .7%
Advanced Drainage Systems, Inc. 1,432 152,980
Carrier Global Corp. 3,786 180,441
333,421
Capital Markets - 1 .1%
S&P Global, Inc. 232 81,040
Electrical Equipment - 2 .1%
nVent Electric plc 3,161 152,139
Electronic Equipment, Instruments & Components - 6 .9%
IPG Photonics Corp.* 1,448 124,383
Keysight Technologies, Inc.* 1,493 182,221
TE Connectivity Ltd. 1,608 189,503
496,107
Financial Services - 4 .7%
Mastercard, Inc. - Class A 602 226,563
Walker & Dunlop, Inc. 1,746 113,141
339,704
Food Products - 0 .9%
McCormick & Co., Inc. (Non-Voting) 1,033 66,009
Health Care Equipment & Supplies - 1 .6%
Edwards Lifesciences Corp.* 1,197 76,273
STAAR Surgical Co.* 847 35,421
111,694
Health Care Providers & Services - 7 .6%
Encompass Health Corp. 3,234 202,319
Humana, Inc. 653 341,970
544,289
Health Care Technology - 0 .8%
Certara, Inc.* 4,726 57,610
Industrial REITs - 1 .9%
Prologis, Inc. 1,326 133,595
Insurance - 11 .7%
Aon plc - Class A 669 206,989
Marsh & McLennan Cos., Inc. 1,348 255,648
Progressive Corp. (The) 2,366 374,041
836,678
Life Sciences Tools & Services - 6 .6%
Bruker Corp. 1,879 107,103
ICON plc* 1,034 252,254
Illumina, Inc.* 305 33,373
Revvity, Inc. 955 79,122
471,852
Machinery - 8 .3%
Westinghouse Air Brake Technologies Corp. 3,180 337,143
Xylem, Inc. 2,722 254,616
591,759
Semiconductors & Semiconductor Equipment - 11 .0%
Lam Research Corp. 322 189,407
NVIDIA Corp. 840 342,552
ON Semiconductor Corp.* 1,343 84,125

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc. 1,214 $ 172,400
788,484
Software - 14 .9%
Autodesk, Inc.* 783 154,744
Cadence Design Systems, Inc.* 602 144,390
Microsoft Corp. 1,819 615,022
Workday, Inc. - Class A* 706 149,467
1,063,623
Specialized REITs - 2 .0%
Crown Castle, Inc. 362 33,659
Equinix, Inc. 148 107,986
141,645
Specialty Retail - 2 .2%
Home Depot, Inc. (The) 547 155,725
Textiles, Apparel & Luxury Goods - 1 .8%
NIKE, Inc. - Class B 1,243 127,743
Trading Companies & Distributors - 1 .2%
Core & Main, Inc. - Class A* 2,875 86,480
Wireless Telecommunication Services - 3 .9%
T-Mobile US, Inc.* 1,965 282,685
Total Common Stocks (cost $8,298,682) 7,010,116
Investment Companies - 1 .9%
Money Market Funds - 1 .9%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.2100%
∞
(cost $138,992) 138,992 138,992
Total Investments (total cost $ 8,437,674 ) - 99 .9% 7,149,108
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 7,090
Net Assets - 100.0% $7,156,198
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 6,604,933 92 .4%
Ireland 392,036 5 .5
United Kingdom 152,139 2 .1
Total $ 7,149,108 100 .0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
Janus Detroit Street Trust 9
S&P 500
®
Index S&P 500
®
Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2023.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 7,010,116 $ — $ —
Investment Companies 138,992 — —
Total Assets $ 7,149,108 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2023
10 October 31, 2023
See Notes to Financial Statements.
Assets:
Investments, at value (cost $8,437,674) $ 7,149,108
Receivables:
Investments sold 18,200
Dividends 4,751
Interest 552
Total Assets 7,172,611
Liabilities:
Payables:
Investments purchased 12,896
Management fees 3,517
Total Liabilities 16,413
Commitments and contingent liabilities
Net Assets $ 7,156,198
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 11,003,664
Total distributable earnings (loss) (3,847,466)
Total Net Assets $ 7,156,198
Net Assets $ 7,156,198
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 350,001
Net Asset Value Per Share $ 20.45

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
For the year ended October 31, 2023
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Investment Income:
Dividends $ 148,610
Interest 3
Total Investment Income 148,613
Expenses:
Management Fees 86,572
Total Expenses 86,572
Net Investment Income/(Loss) 62,041
Net Realized Gain/(Loss) on Investments:
Investments $ (1,239,258)
Total Net Realized Gain/(Loss) on Investments $ (1,239,258)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 3,697,640
Total Change in Unrealized Net Appreciation/Depreciation $ 3,697,640
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,520,423

Janus Henderson U.S. Sustainable Equity ETF
Statements of Changes in Net Assets
12 October 31, 2023
See Notes to Financial Statements.
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 62,041 $ 66,186
Net realized gain/(loss) on investments (1,239,258) (5,799,653)
Change in unrealized net appreciation/depreciation 3,697,640 (6,157,764)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,520,423 (11,891,231)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (65,021) (207,757)
Net Decrease from Dividends and Distributions to Shareholders (65,021) (207,757)
Capital Share Transactions (15,234,565) (19,360,054)
Net Increase/(Decrease) in Net Assets (12,779,163) (31,459,042)
Net Assets: — —
Beginning of Year   19,935,361 51,394,403
End of Year $ 7,156,198 $ 19,935,361

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
Janus Detroit Street Trust 13
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $18.99 $25.38 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.08 0.04 —
(3)
Net realized and unrealized gain/(loss) 1.46 (6.32) 0.38
Total from Investment Operations 1.54 (6.28) 0.38
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.08) (0.11) —
Total Dividends and Distributions (0.08) (0.11) —
Net Asset Value, End of Period $20.45 $18.99 $25.38
Total Return
*
8.11% (24.82)% 1.52%
Net assets, End of Period (in thousands) $7,156 $19,935 $51,394
Average Net Assets for the Period (in thousands) $15,667 $35,742 $44,389
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.40% 0.19% (0.01)%
Portfolio Turnover Rate
(4)
17% 9% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2023
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2023
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
18 October 31, 2023
commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2023, the Adviser owned 225,001 shares or 64.29% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$250 Million 0.55%
Over $250 Million 0.50%
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$6,388 $— $(2,565,128) $— $— $(1,288,726)

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,397,339) $(1,167,789) $(2,565,128)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$8,437,834 $404,855 $(1,693,581) $(1,288,726)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$65,021 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$207,757 $— $— $—
Year Ended October 31, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 100,000 $ 2,049,342 75,000 $ 1,486,411
Shares repurchased (800,000) (17,283,907) (1,050,000) (20,846,465)
Net Increase/(Decrease) (700,000) $ (15,234,565) (975,000) $ (19,360,054)

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
20 October 31, 2023
For the year ended October 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2023, the Fund had net realized gain of $385,859 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,583,899 $2,770,313 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,965,056 $16,779,216 $— $—

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2023.
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
22 October 31, 2023
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
24 October 31, 2023
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93093 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2023
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF

Janus Henderson B-BBB CLO ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson B-BBB CLO ETF (JBBB) seeks capital
preservation and current income by seeking to deliver floating-
rate exposure to collateralized loan obligations (CLOs) generally rated between and inclusive of BBB+ and B-.
PERFORMANCE OVERVIEW
For the 12-month period ended October 31, 2023, the Fund returned 16.05% net of fees (based on NAV), underperforming its benchmark, the J.P. Morgan CLO High Quality Mezzanine Index, which returned 18.61%.
In its ongoing fight against inflation, the Federal Reserve (Fed) hiked rates by 2.25% over the period, and the yield on 2-year U.S. Treasuries increased from 4.48% to 5.08%. While higher yields pressured returns on Treasuries,
CLOs benefitted from rising rates due to their floating-rate coupons. The yield on the J.P. Morgan CLO High Quality
Mezzanine Index ended the period at 9.95%.
Credit spreads on B-BBB CLOs, calculated using the J.P. Morgan CLO High Quality Mezzanine discount margin, narrowed from their post-COVID historical-wide level of 6.43%, to 5.34% during the period.
Relative underperformance was driven by our more conservative positioning and underweight allocation to risk versus the benchmark. As credit spreads tightened to a greater extent in lower-quality securities, the Fund underperformed the benchmark index. We are underweight risk due to our views on the credit cycle, as we expect credit in the loan market to weaken. We plan to maintain our conservative positioning into 2024.
Janus Henderson B-BBB CLO ETF is an actively managed ETF with floating-rate exposure to CLOs rated from B to BBB and seeking to deliver investors access to securities with low default risk, low correlations to traditional fixed income asset classes, and yield potential.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Jessica Shill John Kerschner Nick Childs
co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson B-BBB CLO ETF
(unaudited)
Fund At A Glance
October 31, 2023
2 October 31, 2023
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligation 103.9%
Investment Company 1.9%
105.8%
Ratings
†
Summary
– (% of Total Investments)
A 8.29%
Baa 96.06%
Other (4.35)%
† Credit quality ratings reflect the middle rating received from Moody’s,
Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used.
If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).
“Other” includes cash equivalents, equity securities, and certain derivative instruments.

Janus Henderson B-BBB CLO ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.51% (gross), 0.50% (net). See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended October 31, 2023
One
Year
Since
Inception
*
Janus Henderson B-BBB CLO ETF - NAV 16.05% 2.48%
Janus Henderson B-BBB CLO ETF - Market Price 15.96% 2.72%
J.P. Morgan CLO High Quality Mezzanine Index 18.61% 4.84%
* The Fund commenced operations on January 11, 2022.

Janus Henderson B-BBB CLO ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2023
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Beginning Account
Value
(5/1/23)
Ending Account
Value
(10/31/23)
Expenses
Paid During
Period
(5/1/23 - 10/31/23)
†
Net Annualized
Expense Ratio
(5/1/23 - 10/31/23)
$1,000.00 $1,071.70 $2.51 $1,000.00 $1,022.79 $2.45 0.48%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson B-BBB CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson B-BBB CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson B-BBB CLO ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October 31, 2023 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2023 and the period January 11, 2022
(commencement of operations) through October 31, 2022, including the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023 , the results of its operations for the year ended October 31, 2023, and the changes in its net assets and the financial highlights for the year ended October 31, 2023 and for the period January 11, 2022
(commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and broker ; when replies were not received from the broker, we performed other auditing procedures . We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2023
6 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 103.9%
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 9.0055%,
4/15/34 (144A)
‡
$ 1,000,000 $ 959,923
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.5555%,
4/15/34 (144A)
‡
2,000,000 1,887,294
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 8.9274%,
7/20/34 (144A)
‡
2,000,000 1,898,028
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 8.7555%,
7/15/34 (144A)
‡
250,000 237,790
AIMCO CLO 10 Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.1616%,
8.5735%, 7/22/32 (144A)
‡
2,000,000 1,894,578
Annisa CLO Ltd. 2016-2A DR, CME Term SOFR 3 Month + 3.2616%, 8.6774%,
7/20/31 (144A)
‡
1,500,000 1,436,897
Apidos CLO XXIII 2015-23A DR, CME Term SOFR 3 Month + 3.2116%, 8.6055%,
4/15/33 (144A)
‡
950,000 898,938
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%, 8.6555%,
4/15/34 (144A)
‡
1,250,000 1,156,624
Ares XXVII CLO Ltd. 2013-2A DR2, CME Term SOFR 3 Month + 3.5116%,
8.9016%, 10/28/34 (144A)
‡
2,000,000 1,924,868
Barings CLO Ltd. 2018-2A C, CME Term SOFR 3 Month + 2.9616%, 8.3555%,
4/15/30 (144A)
‡
2,000,000 1,943,010
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 9.3055%,
4/15/36 (144A)
‡
3,000,000 2,906,766
Battery Park CLO II Ltd. 2022-1A D, CME Term SOFR 3 Month + 5.6800%,
11.0958%, 10/20/35 (144A)
‡
2,000,000 1,970,416
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 10.0474%, 10/20/34 (144A)
‡
1,250,000 1,193,851
BlueMountain CLO XXVIII Ltd. 2021-28A D, CME Term SOFR 3 Month + 3.1616%,
8.5555%, 4/15/34 (144A)
‡
3,500,000 3,296,062
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 8.6939%, 4/15/35 (144A)
‡
1,500,000 1,393,918
BlueMountain CLO XXXI Ltd. 2021-31A D, CME Term SOFR 3 Month + 3.2616%,
8.6584%, 4/19/34 (144A)
‡
1,250,000 1,148,726
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 8.5119%,
4/21/35 (144A)
‡
1,500,000 1,387,203
Carlyle US CLO Ltd. 2021-1A C, CME Term SOFR 3 Month + 3.0616%, 8.4555%,
4/15/34 (144A)
‡
1,500,000 1,412,760
Carlyle US CLO Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.5616%, 8.9774%,
10/20/34 (144A)
‡
3,000,000 2,893,998
Carlyle US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%, 8.9658%,
4/20/35 (144A)
‡
2,500,000 2,419,475
Carlyle US CLO Ltd. 2021-7A C, CME Term SOFR 3 Month + 3.3616%, 8.7555%,
10/15/35 (144A)
‡
2,000,000 1,912,798
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
8.9874%, 4/20/34 (144A)
‡
1,000,000 922,342
Cedar Funding X CLO Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.4616%,
8.8774%, 10/20/32 (144A)
‡
2,000,000 1,886,032
CIFC Funding Ltd. 2017-5A C, CME Term SOFR 3 Month + 3.1116%, 8.5144%,
11/16/30 (144A)
‡
2,000,000 1,905,458
CIFC Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%, 8.7774%,
4/20/32 (144A)
‡
1,000,000 968,242
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 8.6555%,
7/15/36 (144A)
‡
2,200,000 2,117,449
Dryden 105 CLO Ltd. 2023-105A D, CME Term SOFR 3 Month + 5.2000%,
10.5950%, 4/18/36 (144A)
‡
1,500,000 1,500,687

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 37 Senior Loan Fund 2015-37A DR, CME Term SOFR 3 Month + 2.7616%,
8.1555%, 1/15/31 (144A)
‡
$ 1,500,000 $ 1,392,596
Dryden 58 CLO Ltd. 2018-58A D, CME Term SOFR 3 Month + 2.9616%,
8.3644%, 7/17/31 (144A)
‡
1,500,000 1,419,137
Dryden 60 CLO Ltd. 2018-60A D, CME Term SOFR 3 Month + 3.2616%,
8.6555%, 7/15/31 (144A)
‡
3,250,000 3,104,725
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
8.5028%, 1/17/33 (144A)
‡
1,000,000 923,133
Dryden 90 CLO Ltd. 2021-90A D, CME Term SOFR 3 Month + 3.2616%, 8.6414%,
2/20/35 (144A)
‡
1,000,000 930,338
Elmwood CLO VII Ltd. 2020-4A DR, CME Term SOFR 3 Month + 4.1500%,
9.5737%, 1/17/34 (144A)
‡
2,000,000 1,990,494
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
9.1439%, 4/14/35 (144A)
‡
2,500,000 2,337,498
Gilbert Park CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.2116%, 8.6055%,
10/15/30 (144A)
‡
1,000,000 979,257
HalseyPoint CLO 3 Ltd. 2020-3A D1, CME Term SOFR 3 Month + 4.5116%,
9.9016%, 11/30/32 (144A)
‡
1,000,000 1,000,466
Jamestown CLO XI Ltd. 2018-11A C, CME Term SOFR 3 Month + 3.5116%,
8.9055%, 7/14/31 (144A)
‡
1,000,000 977,125
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 8.6439%,
10/15/32 (144A)
‡
1,250,000 1,190,564
LCM 29 Ltd. 29A CR, CME Term SOFR 3 Month + 2.4616%, 7.8555%, 4/15/31
(144A)
‡
1,500,000 1,434,552
LCM 30 Ltd. 30A DR, CME Term SOFR 3 Month + 3.2616%, 8.6774%, 4/20/31
(144A)
‡
435,000 388,573
LCM 31 Ltd. 31A D, CME Term SOFR 3 Month + 3.8616%, 9.2774%, 1/20/32
(144A)
‡
3,000,000 2,778,405
LCM 36 Ltd. 36A D, CME Term SOFR 3 Month + 3.6616%, 9.0555%, 1/15/34
(144A)
‡
2,000,000 1,796,578
Madison Park Funding XVII Ltd. 2015-17A DR, CME Term SOFR 3 Month +
3.8616%, 9.2735%, 7/21/30 (144A)
‡
2,000,000 1,951,648
Madison Park Funding XXI Ltd. 2016-21A C2RR, CME Term SOFR 3 Month +
5.4116%, 10.8055%, 10/15/32 (144A)
‡
1,000,000 977,677
Madison Park Funding XXX Ltd. 2018-30A D, CME Term SOFR 3 Month +
2.7616%, 8.1555%, 4/15/29 (144A)
‡
622,900 598,064
Marathon CLO 14 Ltd. 2019-2A BA, CME Term SOFR 3 Month + 3.5616%,
8.9774%, 1/20/33 (144A)
‡
2,000,000 1,930,910
Nassau Ltd. 2019-IA BR, CME Term SOFR 3 Month + 2.8616%, 8.2555%, 4/15/31
(144A)
‡
1,500,000 1,452,906
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 8.5555%, 10/16/33 (144A)
‡
2,500,000 2,355,652
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A D, CME Term
SOFR 3 Month + 4.5000%, 0.0000%, 10/24/32 (144A)
‡
5,000,000 4,998,220
Oaktree CLO Ltd. 2019-3A D1R, CME Term SOFR 3 Month + 3.4716%, 8.8874%,
10/20/34 (144A)
‡
2,500,000 2,326,862
OCP CLO Ltd. 2020-8RA C, CME Term SOFR 3 Month + 4.0116%, 9.4144%,
1/17/32 (144A)
‡
1,350,000 1,322,309
OCP CLO Ltd. 2021-21A D, CME Term SOFR 3 Month + 3.2116%, 8.6274%,
7/20/34 (144A)
‡
2,300,000 2,102,927
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 8.8274%,
10/20/34 (144A)
‡
2,000,000 1,920,928
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 8.7055%,
7/15/34 (144A)
‡
1,750,000 1,602,387

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2023
8 October 31, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon 55 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 8.7774%,
7/20/34 (144A)
‡
$ 3,000,000 $ 2,769,984
OHA Loan Funding Ltd. 2016-1A DR, CME Term SOFR 3 Month + 3.2616%,
8.6774%, 1/20/33 (144A)
‡
3,000,000 2,922,195
Palmer Square Loan Funding Ltd. 2022-2A C, CME Term SOFR 3 Month +
3.1000%, 8.4939%, 10/15/30 (144A)
‡
2,645,000 2,582,705
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.6439%,
4/15/36 (144A)
‡
2,412,000 2,384,284
Rad CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 11.1658%,
4/20/35 (144A)
‡
1,000,000 991,958
RAD CLO 21 Ltd. 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 0.0000%,
1/25/33 (144A)
‡
3,250,000 3,248,876
Regatta XII Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.7555%, 10/15/32 (144A)
‡
2,000,000 1,910,336
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
8.7555%, 10/15/34 (144A)
‡
250,000 236,312
Rockford Tower CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%,
8.7774%, 10/20/31 (144A)
‡
3,100,000 2,954,650
Rockford Tower CLO Ltd. 2020-1A D, CME Term SOFR 3 Month + 4.0116%,
9.4274%, 1/20/32 (144A)
‡
4,000,000 3,900,956
Sandstone Peak Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8116%, 9.2055%,
10/15/34 (144A)
‡
2,000,000 1,847,284
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
8.6774%, 7/20/34 (144A)
‡
2,500,000 2,412,977
Sound Point CLO VII-R Ltd. 2014-3RA C, CME Term SOFR 3 Month + 2.5116%,
7.9235%, 10/23/31 (144A)
‡
1,600,000 1,512,224
TCI-Flatiron CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.0116%, 8.3881%,
11/18/30 (144A)
‡
5,500,000 5,392,817
TCW CLO Ltd. 2020-1A DRR, CME Term SOFR 3 Month + 3.6616%, 9.0774%,
4/20/34 (144A)
‡
1,500,000 1,421,106
THL Credit Wind River CLO Ltd. 2018-3A D, CME Term SOFR 3 Month +
3.2116%, 8.6274%, 1/20/31 (144A)
‡
500,000 461,353
TICP CLO VIII Ltd. 2017-8A CR, CME Term SOFR 3 Month + 3.6616%, 9.0774%,
10/20/34 (144A)
‡
2,000,000 1,922,196
Trinitas CLO XII Ltd. 2020-12A C, CME Term SOFR 3 Month + 3.2616%, 8.6398%,
4/25/33 (144A)
‡
2,327,500 2,298,446
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
8.9074%, 10/20/34 (144A)
‡
2,000,000 1,798,622
Venture XV CLO Ltd. 2013-15A CR3, CME Term SOFR 3 Month + 2.9116%,
8.3055%, 7/15/32 (144A)
‡
2,500,000 2,378,048
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 8.8555%,
1/15/35 (144A)
‡
1,250,000 1,176,425
Whitebox CLO II Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.6116%,
9.0101%, 10/24/34 (144A)
‡
250,000 242,104
Total Collateralized Loan Obligations (cost $141,310,549) 138,423,922
Investment Companies - 1.9%
Money Market Funds - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
£,∞
(cost $2,549,332) 2,548,822 2,549,332
Total Investments (total cost $143,859,881 ) - 105.8% 140,973,254
Liabilities, net of Cash, Receivables and Other Assets - (5.8%) (7,706,578)
Net Assets - 100.0% $133,266,676

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 140,973,254 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/23
Exchange Traded Fund - N/A
Janus Henderson AAA CLO ETF $ 163,821 $ 96,655 $ (4,549) $ –
Investment Company - 1.9%
Money Market Funds - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
118,776 445 (124) 2,549,332
Total Affiliated Investments - 1.9% $ 282,597 $ 97,100 $ (4,673) $ 2,549,332
Value at
10/31/22 Purchases Sales
Value at
10/31/23
Exchange Traded Fund - N/A
Janus Henderson AAA CLO ETF $ 3,783,439 $ 8,930,921 $ (12,806,466) $ –
Investment Company - 1.9%
Money Market Funds - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3899%
∞
7,585,792 77,116,978 (82,153,759) 2,549,332
Total Affiliated Investments - 1.9% $ 11,369,231 $ 86,047,899 $ (94,960,225) $ 2,549,332

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2023
10 October 31, 2023
J.P. Morgan CLO High Quality
Mezzanine Index
J.P. Morgan CLO High Quality Mezzanine Index is designed to track the performance of high-quality mezzanine tranches of the USD-denominated, broadly syndicated CLO market, representing 90% BBB-rated and 10% BB/B-
rated CLOs.
ETF Exchange Traded Fund
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2023 is $138,423,922 which represents 103.9% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 138,423,922 $ —
Investment Companies — 2,549,332 —
Total Assets $ — $ 140,973,254 $ —

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
October 31, 2023
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $141,310,549) $ 138,423,922
Affiliated investments, at value (cost $2,549,332) 2,549,332
Receivables:
Interest 593,882
Due from adviser 250
Total Assets 141,567,386
Liabilities:
Payables:
Investments purchased 8,250,000
Management fees 50,710
Total Liabilities 8,300,710
Commitments and contingent liabilities
Net Assets $ 133,266,676
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 139,693,556
Total distributable earnings (loss) (6,426,880)
Total Net Assets $ 133,266,676
Net Assets $ 133,266,676
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,850,000
Net Asset Value Per Share $ 46.76

Janus Henderson B-BBB CLO ETF
Statement of Operations
For the year ended October 31, 2023
12 October 31, 2023
See Notes to Financial Statements.
Investment Income:
Interest $ 7,757,592
Dividends from affiliates 282,597
Total Investment Income 8,040,189
Expenses:
Management Fees 440,111
Total Expenses 440,111
Less: Excess Expense Reimbursement and Waivers (5,346)
Net Expenses 434,765
Net Investment Income/(Loss) 7,605,424
Net Realized Gain/(Loss) on Investments:
Investments $ (2,553,763)
Investments in affiliates 97,100
Total Net Realized Gain/(Loss) on Investments $ (2,456,663)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 7,187,932
Investments in affiliates (4,673)
Total Change in Unrealized Net Appreciation/Depreciation $ 7,183,259
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 12,332,020

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Year Ended
October 31, 2023
Period Ended
October 31, 2022
(1)
Operations:
Net investment income/(loss) $ 7,605,424 $ 2,938,646
Net realized gain/(loss) on investments (2,456,663) (1,994,823)
Change in unrealized net appreciation/depreciation 7,183,259 (10,069,886)
Net Increase/(Decrease) in Net Assets Resulting from Operations 12,332,020 (9,126,063)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (7,139,781) (2,493,056)
Net Decrease from Dividends and Distributions to Shareholders (7,139,781) (2,493,056)
Capital Share Transactions 49,464,555 90,229,001
Net Increase/(Decrease) in Net Assets 54,656,794 78,609,882
Net Assets: — —
Beginning of Year   78,609,882 —
End of Year $ 133,266,676 $ 78,609,882
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.

Janus Henderson B-BBB CLO ETF
Financial Highlights
14 October 31, 2023
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2023 2022
(1)
Net Asset Value, Beginning of Period $43.67 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
3.88 1.80
Net realized and unrealized gain/(loss) 2.90 (6.71)
Total from Investment Operations 6.78 (4.91)
Less Dividends and Distributions: — —
Dividends (from net investment income) (3.69) (1.42)
Total Dividends and Distributions (3.69) (1.42)
Net Asset Value, End of Period $46.76 $43.67
Total Return
*
16.05% (9.96)%
(3)
Net assets, End of Period (in thousands) $133,267 $78,610
Average Net Assets for the Period (in thousands) $90,068 $77,145
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 8.44% 4.75%
Portfolio Turnover Rate
(4)
53% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations
("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
16 October 31, 2023
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
18 October 31, 2023
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 Million 0.49%
Over $500 Million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
20 October 31, 2023
For the year ended October 31, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was
0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 29, 2024. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2023, the Adviser waived $5,346 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2023 can be found in a table located in the Schedule of Investments.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$943,565 $— $(4,464,493) $— $— $(2,905,952)
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(2,491,841) $(1,972,652) $(4,464,493)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$143,879,206 $429,108 $(3,335,060) $(2,905,952)
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$7,139,781 $— $— $—
For the year ended October 31, 2022
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$2,493,056 $— $— $—

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
22 October 31, 2023
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2023 Period Ended October 31, 2022
(1)
Shares Amount Shares Amount
Shares sold 1,250,000 $ 58,359,146 2,000,000 $ 99,654,523
Shares repurchased (200,000) (8,894,591) (200,000) (9,425,522)
Net Increase/(Decrease) 1,050,000 $ 49,464,555 1,800,000 $ 90,229,001
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$108,290,881 $47,412,061 $— $—

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson B-BBB CLO ETF
Trustees and Officers
(unaudited)
24 October 31, 2023
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson B-BBB CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson B-BBB CLO ETF
Trustees and Officers
(unaudited)
26 October 31, 2023
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

125-02-93094 12-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Item 2.  Code of Ethics.

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant’s website: janushenderson.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janushenderson.com within five business days following the date of such amendment or waiver.

Item 3  Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Jeffrey B. Weeden, the Chairman of the Board’s Audit and Pricing Committee is an “audit committee financial expert,” as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden is “independent” under the standards set forth in Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)           Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $434,485 for 2023 and $442,884 for 2022.

(b)           Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c)           Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2023 and $0 for 2022.  The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, and tax advice.

(d)           All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2022.

(e)           Pre-Approval Policies and Procedures
(1)  The registrant’s Audit Committee Charter requires the registrant’s Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)    No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant are $0 for 2023 and $0 for 2022.

(h)  The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5.  Audit Committee of Listed Registrants.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Jeffrey B Weeden, Maureen T. Upton and Clifford J. Weber.

Item 6.  Investments.

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)  There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)    (1)  Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

         (2) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

         (3) Not applicable.

         (4) Not applicable.

(b)     A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)
Date: December 29, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)
Date: December 29, 2023

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)
Date: December 29, 2023